As filed with the Securities and Exchange Commission on May 21, 2020

Securities Act File No. [xxx]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933  ☒

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. ☐

Manning & Napier Fund, Inc.

(Exact Name of Registrant Specified in Charter)

290 Woodcliff Drive

Fairport, NY 14450

 (Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Area Code and Telephone Number)

Paul J. Battaglia

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

 (Name and Address of Agent for Service)

With copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

Approximate Date Of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Investment Company Shares.

It is proposed that this filing will become effective on June 22, 2020, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

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MANNING & NAPIER

WE NEED YOUR

VOTE

IMPORTANT PROXY INFORMATION

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MANNING & NAPIER FUND, INC.

Target Income Series

Target 2015 Series

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Target Income Series and/or Target 2015 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”).

The Board of Directors of the Fund (the “Board”) has unanimously approved the reorganization (the “Reorganization”) of each Acquired Series into the Pro-Blend Conservative Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, subject to the approval of the shareholders of the Acquired Series.

You are being asked to approve the Reorganization of your Acquired Series, which would result in you becoming a shareholder of the Surviving Series.  The Board recommends that you vote “FOR” the Reorganization of your Acquired Series.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus, and based on the recommendations of the Board, a special meeting of the shareholders of each  Acquired Series (the “Special Meeting”) will be held on August 28, 2020 at [11:00 a.m.] Eastern time so that Acquired Series shareholders may consider the Reorganization. The Special Meeting will be a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during a live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.

Important points for your consideration:

●

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in an underlying mutual fund.

●

Currently, each Acquired Series invests all of its assets in an underlying mutual fund (the “Underlying Fund”) that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of each Acquired Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Underlying Fund have historically been very similar. Below is a graphical illustration of the holdings of an Acquired Series’ shareholder before and after the Reorganization.

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●

Each Acquired Series and the Surviving Series are managed by a substantially similar team of investment professionals, and the Underlying Funds and the Surviving Series are managed by the same team of investment professionals.

●

The total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target Income Series and Target 2015 Series.

●

The Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) are expected to be 0.03% lower for Class I Shares, 0.14% lower for Class R Shares, and 0.03% lower for Class S Shares, than those of each corresponding share class of the Target Income Series due to the contractual expense limitation agreement in place for the Surviving Series.

●

The Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) are expected to be 0.04% lower for Class I Shares, 0.15% lower for Class R Shares, and 0.04% lower for Class S Shares, than those of each corresponding share class of the Target 2015 Series due to the contractual expense limitation agreement in place for the Surviving Series.

●

It is expected that neither an Acquired Series nor its shareholders should recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. However, prior to the Reorganization, the Underlying Fund is expected to liquidate in a fully taxable transaction causing the Target 2015 Series (but not the Target Income Series) to recognize gain or loss upon receiving the securities and cash of the Underlying Fund as part of the liquidation. To the extent the liquidation of the Underlying Fund causes the Target 2015 Series to recognize gain that is not offset by capital loss carryovers, the Target 2015 Series will be required to make a distribution immediately prior to the Reorganization that will be taxable to its shareholders as either an ordinary dividend or as a capital gain distribution.

●

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, Manning & Napier Advisors, LLC (“MNA”), the investment advisor to each Acquired Series, believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series.

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●

The Reorganization will combine three smaller funds into one larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

●	The advisor of the Series, MNA, will pay all of the direct expenses of the Reorganization.

●	The Board has unanimously determined that the Reorganization will benefit each Acquired Series and its shareholders and recommends that you vote FOR the proposal.

If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about September 26, 2020, or such other date as the parties may agree. Upon the completion of the Reorganization of your Acquired Series, you will receive a number of full and fractional shares of the corresponding class of the Surviving Series having a total dollar value equal to the total dollar value of your Acquired Series shares immediately prior to the Reorganization, and you will become a shareholder of the Surviving Series.

The Acquired Series will be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus.  You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote on the Internet, by phone or by mail today so that the maximum number of shares may be voted. Your vote is important no matter how many shares you own. If we do not receive your vote, you may be contacted by a representative of the Fund or its proxy solicitor, who will remind you to vote your shares and help you return your proxy. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.

Voting is quick and easy. Everything you need is enclosed. Please vote on the Internet, by phone, or by mail today.

Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

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NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

Target Income Series

Target 2015 Series

each a series of Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

To be held August 28, 2020

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Target Income Series and Target 2015 Series will be held at [11:00 a.m.], Eastern Time, on August 28, 2020.  The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.  At the Special Meeting, shareholders of each Series will separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

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To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target Income Series and Target 2015 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Conservative Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal.  The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.  Shareholders of record as of the close of business on [record date] are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

Whether or not you plan to attend the Special Meeting in person, please vote your shares. To vote by mail please complete, date, and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. If you return a properly executed proxy card by mail and no instructions are marked on the proxy card, the proxy will vote your shares for the approval of the Reorganization. If you have returned a proxy card and are present at the Special Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Special Meeting, by itself, will not revoke a previously tendered proxy. You may also vote by telephone or Internet, as follows:

To vote by telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

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(2) Call the toll-free number that appears on your proxy card.

(3) Follow the simple instructions.

To vote by Internet

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Go to the Internet address that appears on your proxy card.

(3) Follow the simple instructions.

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business as may be properly brought before the Special Meeting or any adjournment(s) thereof.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitations of proxies.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting To Be Held on August 28, 2020.

You may access or download the Proxy Statement/Prospectus by visiting www.proxyvote.com and entering your unique voter identification number.

For additional voting information, shareholders should call 1-866-618-9320 Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PLEASE RESPOND – WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. YOUR VOTE IS IMPORTANT. WE ENCOURAGE YOU TO SUPPORT THE BOARD OF DIRECTORS’ RECOMMENDATION AND VOTE “FOR” THE APPROVAL OF THE REORGANIZATION OF YOUR ACQUIRED SERIES.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information.

Why did you send me this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Income Series and/or Target 2015 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”) as of [record date] (the “Record Date”) and have the right to vote on the very important proposal described herein concerning the Acquired Series.  This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the proposal or investing in the Pro-Blend Conservative Term Series (the “Surviving Series”), a separate series of the Fund.

On what am I being asked to vote?

You are being asked to vote on the proposal for the reorganization of the Target Income Series and Target 2015 Series into the Pro-Blend Conservative Term Series (the “Reorganization”).

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series (“Acquired Series Shares”) would become a shareholder of the following shares of the Surviving Series (“Surviving Series Shares”):

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

Shareholders of each Acquired Series will vote separately on the Reorganization.

How will the Reorganization affect my account?

Your Acquired Series Shares are expected to be exchanged for an equivalent dollar amount of Surviving Series Shares. Your account registration and account options will remain the same unless you change them. The exchange should be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account should remain the same.

Is the approval or closing of the Reorganization of one Acquired Series conditioned on the approval or closing of the Reorganization of the other Acquired Series?

No. The approval or closing of the proposed Reorganization of one Acquired Series is not conditioned on the approval or closing of the proposed Reorganization of the other Acquired Series. Each proposed Reorganization is subject to certain closing conditions that must be satisfied or waived in order for the Reorganization to be completed. Although Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), the investment advisor to each Acquired Series and the Surviving Series, believes that it is unlikely, it is possible that the Reorganization of one Acquired Series is approved and closes while the Reorganization of the other Acquired Series is either not approved or does not close. Unless otherwise stated, the information on the estimated expenses of the combined fund presented in this Proxy Statement/Prospectus assumes that all Reorganizations are approved and completed.

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What are the reasons for the proposed Reorganization?

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series.  However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in an underlying mutual fund.  Currently, each Acquired Series invests all of its assets in an underlying mutual fund (the “Underlying Fund”) that has principal investment strategies and principal risks that are substantially the same as the Surviving Series.  This means that, shareholders of each Acquired Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests.  In fact, the portfolio holdings of the Surviving Series and the Underlying Fund have historically been very similar.

The total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target Income Series and Target 2015 Series.  The Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) are expected to be 0.03% lower for Class I Shares, 0.14% lower for Class R Shares, and 0.03% lower for Class S Shares, than those of each corresponding share class of the Target Income Series due to the contractual expense limitation agreement in place for the Surviving Series.  The Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) are expected to be 0.04% lower for Class I Shares, 0.15% lower for Class R Shares, and 0.04% lower for Class S Shares, than those of each corresponding share class of the Target 2015 Series due to the contractual expense limitation agreement in place for the Surviving Series.

In considering the Reorganization, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Acquired Series and its shareholders. The Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Board consider?”

How do I vote?

You can vote in one of four ways:

☐	By telephone (call the toll free number listed on your proxy card)

☐	By Internet (log on to the Internet site listed on your proxy card)

☐	By mail (using the enclosed postage prepaid envelope)

☐	During the shareholder meeting scheduled to occur at [11:00 a.m.], Eastern Time, on August 28, 2020, via the Internet.

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We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequent written, telephonic or electronic vote, or by attending the shareholder meeting and voting in person.

Whom should I call if I have questions?

If you have questions about the proposal or voting procedures, please call the Fund’s proxy solicitor toll-free at 1-866-618-9320. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

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 SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROXY STATEMENT/PROSPECTUS

June [XX], 2020

Special Meeting of Shareholders of

Target Income Series

Target 2015 Series

each a Series of

Manning & Napier Fund, Inc.

Scheduled for August 28, 2020

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Target Income Series	Pro-Blend Conservative Term Series
Target 2015 Series
(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of Target Income Series and Target 2015 Series (each, an “Acquired Series”), each a series of Manning & Napier Fund, Inc. (the “Fund”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for the Pro-Blend Conservative Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), each a separate series of the Fund.

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A special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held at [11:00 a.m.], Eastern Time, on August 28, 2020.  The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.  At the Special Meeting, shareholders of each Acquired Series will be asked to separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1

To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target Income Series and Target 2015 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Conservative Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal.  The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.  For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are two separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series would become a shareholder of the following shares of the Surviving Series:

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

The total dollar value of the shares of the Surviving Series (“Surviving Series Shares”) that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series (“Acquired Series Shares”) that shareholders hold immediately prior to the Reorganization. The Reorganization should be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax as a direct result of the Reorganization.  For more detailed information about the federal income tax consequences of the Reorganization, including a discussion of the tax consequences of any distributions you may receive from an Acquired Series in connection with the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations of the Reorganization and the Redemptions in Kind” below.

The Board of the Fund has fixed the close of business on [record date] as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of an Acquired Series on the Record Date will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [mail date] to all shareholders eligible to vote on the Proposal.

The Board has unanimously approved the Plan of Reorganization and has determined that each Acquired Series’ Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Board recommends that shareholders of each Acquired Series vote FOR the Proposal. If shareholders of an Acquired Series do not approve the Proposal, the Board will consider what further action is appropriate for the Acquired Series.

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TO OBTAIN MORE INFORMATION

 The following documents contain additional information about the Series:

1.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Acquired Series (the “Acquired Series Prospectus”);

2.	Supplement dated April 15, 2020 to the Acquired Series Prospectus.

3.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Surviving Series (the “Surviving Series Prospectus,” and together with the Acquired Series Prospectus, the “Prospectuses”);

4.	Supplement dated April 15, 2020 to the Surviving Series Prospectus.

5.	Statement of Additional Information dated March 1, 2020 for both the Acquired Series and Surviving Series (the “SAI”);

6.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

7.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended October 31, 2019;

8.

The audited financial statements and related report of the independent public accounting firm included in the Underlying Fund (as defined below) Annual Report to Shareholders for the fiscal year ended October 31, 2019; and

9.

The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”).

The financial highlights for the Surviving Series contained in the Surviving Series Annual Report are included in this Proxy Statement/Prospectus as Appendix A. No financial highlights are presented for the Class Z Shares because they were not active as of the date of this Proxy Statement/Prospectus.

A copy of the Surviving Series Prospectus and each supplement thereto accompanies this Proxy Statement/Prospectus, and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Acquired Series Prospectus and each supplement thereto and the Statement of Additional Information dated June XX, 2020 relating to this Proxy Statement/Prospectus (the “Merger SAI”) are also incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the documents listed above may be obtained by calling 1-800-466-3863, by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450, or on the internet at www.manning-napier.com/documents. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

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You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the documents listed above is 811-04087. The file number for the Merger SAI is [SEC file number].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

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 SUMMARY OF THE PROPOSED REORGANIZATION

How will the Reorganization take effect?

  As “fund of funds,” each Acquired Series invests substantially all of its assets in, and seeks to achieve its investment objective and policies and implements its investment strategies by investing in, an underlying mutual fund, the Blended Asset Conservative Series (the “Underlying Fund”). The Acquired Series are the only shareholders of the Underlying Fund and shares of the Underlying Fund are the only investments held by each Acquired Series. The Underlying Fund has substantially the same principal investment strategies and risks, as well as a substantially similar investment portfolio, as the Surviving Series.

If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its shares in the Underlying Fund prior to the Reorganization and the Underlying Fund will deliver the Acquired Series its pro-rata share of the Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to the plan of liquidation of the Underlying Fund. To facilitate this redemption in-kind and ultimate transfer of these portfolio securities to the Surviving Series in connection with the Reorganization, the Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. The Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind by the Acquired Series. As of the date of this Prospectus/Proxy Statement, the Underlying Fund is expected to reposition approximately 2% of its portfolio, and pay approximately $2,000 ($0.0003 per share) in brokerage and other transaction costs, in connection with the Reorganization. The actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, and the portfolio holdings of the Underlying Fund at the time of the Reorganization. Any capital gains realized by the Underlying Fund, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Fund, and those distributions would be taxable to the Acquired Series.

The Target 2015 Series will recognize gain or loss upon the redemption in-kind of its shares of the Underlying Fund. Any gain or loss realized upon such redemption of its shares of the Underlying Fund will be treated as long-term or short-term capital gain or loss depending on whether such shares have been held for more than twelve months. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received by the Target 2015 Series and the Target 2015 Series’ basis in its shares of the Underlying Fund.

The Target Income Series currently owns, and is expected to own at the time of the final liquidating distribution of the Underlying Fund, 80% or more of the assets of the Underlying Fund. If this were to occur, the Target Income Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities received in the redemption in-kind) from the Underlying Fund in connection with the Target Income Series’ redemption in-kind from the Underlying Fund. In addition, the Target Income Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities. If the Target Income Series does not have an 80% ownership in the Underlying Fund at the time of the final liquidating distribution of the Underlying Fund, the Target Income Series will recognize gain or loss upon the redemption in-kind as described in the paragraph above for the Target 2015 Series.

After the redemption in-kind by each Acquired Series, each Acquired Series will directly hold a portfolio of cash and securities that will be consistent with the investment objectives, strategies and risks of the Surviving Series and this portfolio of cash and securities will be acquired by the Surviving Series as part of the Reorganization. The Underlying Fund will be liquidated as part of the redemption in-kind.

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The steps that the Acquired Series will take to implement the Reorganization are illustrated in the chart below.

Who will manage the Surviving Series following the Reorganization?

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), located at 290 Woodcliff Drive, Fairport, NY 14450, serves as the investment advisor to the Acquired Series and the Surviving Series. A substantially similar team of portfolio managers is responsible for managing the Acquired Series and the Surviving Series, and is expected to continue to manage the Surviving Series following the Reorganization.

Due to a recent change in control of MNA, MNA is providing its investment advisory services to the Series pursuant to an interim investment advisory agreement, dated May 11, 2020. As a shareholder of the Acquired Series, you will be asked to vote on the approval of a new investment advisory agreement between your Acquired Series and MNA at a separate shareholder meeting of your Acquired Series and pursuant to a separate shareholder notice and proxy statement.

For more information about MNA and the Series’ portfolio managers, please see the Prospectuses.

What are the tax consequences of the Reorganization?

The Reorganization should qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders should not, and the Acquired Series generally should not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations of the Reorganization and the Redemptions in Kind.”

How do the Series’ investment objectives compare?

The investment objective of each Acquired Series is substantially similar to that of the Surviving Series. The investment objective of the Target Income Series is to provide current income and, as a secondary objective, capital appreciation consistent with its asset allocation strategy. The investment objective of the Target 2015 Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The investment objective of the Surviving Series is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital. The investment objectives of each Acquired Series and the Surviving Series are non-fundamental and, therefore, can be changed by the Board without shareholder approval. If there is a material change in a Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

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How do the Series’ fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy and hold Class I, Class K or Class R shares of an Acquired Series and Class I, Class S or Class R shares of the Surviving Series. These fees and expenses are based on each Series’ average net assets for the six-month period ended April 30, 2020.

As shown below, assuming both Acquired Series shareholders approve the Reorganization, the Surviving Series' total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.03% lower for Class I Shares, 0.14% lower for Class R Shares, and 0.03% lower for Class S Shares, than those of each corresponding share class of the Target Income Series and 0.04% lower for Class I Shares, 0.15% lower for Class R Shares, and 0.04% lower for Class S Shares, than those of each corresponding share class of the Target 2015 Series due to the contractual expense limitation agreement in place for the Surviving Series. In addition, assuming both Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series is expected to be lower than those of each corresponding share class of the Target Income Series and Target 2015 Series.

The total annual fund operating expenses shown in the table below assume each Acquired Series approves the Reorganization, which is the most likely scenario to occur, and except as disclosed below, results in the lowest combined expense ratios. Because the approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series, other Reorganization scenarios are possible (e.g., Target 2015 Series is the only Acquired Series to approve the Reorganization). While these other scenarios are possible, they are not expected to result in total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) being paid by shareholders of each class of the Surviving Series that are higher than those shown in the table below, except for the Surviving Series’ Class R Shares in one possible scenario. If the Target 2015 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) of the Surviving Series’ Class R Shares would be 0.04% higher than the fees shown in the table below.

Each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by the Underlying Fund. This indirect investment advisory fee expense is included as part of an Acquired Series’ acquired fund fees and expenses (AFFE). Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series.

	Target Income Series (Acquired Series)			Target 2015 Series (Acquired Series)			Pro-Blend Conservative Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None

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Current Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

	Target Income Series (Acquired Series)			Target 2015 Series (Acquired Series)			Pro-Blend Conservative Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	0.40%[1]	0.40%[1]	0.40%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.42%	0.31%	0.30%	10.47%	10.51%	10.37%	0.22%	0.22%	0.15%
Acquired Fund Fees and Expenses (AFFE)	0.45%	0.45%	0.45%	0.46%	0.46%	0.46%	None	None	None
Total Annual Fund Operating Expenses	0.87%[4]	1.01%[4]	1.25%[4]	10.93%[4]	11.22%[4]	11.33%[4]	0.62%[5]	0.87%[5]	1.05%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.22%)[6]	(0.11%)[6]	(0.10%)[6]	(10.27%)[6]	(10.31%)[6]	(10.17%)[6]	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%[4]	0.90%[4]	1.15%[4]	0.66%[4]	0.91%[4]	1.16%[4]	0.62%[5]	0.87%[5]	1.05%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only the Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by each Acquired Series through its investments in the Underlying Fund.

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

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	Target Income Series (Acquired Series)			Target 2015 Series (Acquired Series)			Pro-Blend Conservative Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None

Annual Fund Operating Expenses Assuming All Reorganizations are Approved

Expenses you pay each year as a % of the value of your investment

	Target Income Series (Acquired Series)			Target 2015 Series (Acquired Series)			Pro-Blend Conservative Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	0.40%[1]	0.40%[1]	0.40%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.42%	0.31%	0.30%	10.47%	10.51%	10.37%	0.22%	0.22%	0.11%
Acquired Fund Fees and Expenses (AFFE)	0.45%	0.45%	0.45%	0.46%	0.46%	0.46%	None	None	None
Total Annual Fund Operating Expenses	0.87%[4]	1.01%[4]	1.25%[4]	10.93%[4]	11.22%[4]	11.33%[4]	0.62%[5]	0.87%[5]	1.01%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.22%)[6]	(0.11%)[6]	(0.10%)[6]	(10.27%)[6]	(10.31%)[6]	(10.17%)[6]	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%[4]	0.90%[4]	1.15%[4]	0.66%[4]	0.91%[4]	1.16%[4]	0.62%[5]	0.87%[5]	1.01%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020. The pro forma Other Expenses of the Surviving Series are based on pro-forma combined assets as of April 30, 2020 and assume the consummation of the Reorganization.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only each Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Acquired Series through its investments in the Underlying Fund.

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5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Series. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same (taking into account the contractual expense limitations). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Income Series (Acquired Series)
Class I	$66	$207	$361	$808
Class K	$92	$288	$500	$1,110
Class R	$117	$365	$632	$1,398
Target 2015 Series (Acquired Series)
Class I	$67	$210	$367	$822
Class K	$93	$291	$505	$1,120
Class R	$118	$368	$637	$1,408
Pro-Blend Conservative Term Series (Surviving Series)
Class I	$63	$198	$345	$774
Class S	$89	$277	$481	$1,072
Class R	$107	$334	$579	$1,282

Pro-Forma Examples Assuming All Reorganizations are Approved

	1 year	3 years	5 years	10 years
Target Income Series (Acquired Series)
Class I	$66	$207	$361	$808
Class K	$92	$288	$500	$1,110
Class R	$117	$365	$632	$1,398
Target 2015 Series (Acquired Series)
Class I	$67	$210	$367	$822
Class K	$93	$291	$505	$1,120
Class R	$118	$368	$637	$1,408
Pro-Blend Conservative Term Series (Pro forma combined assuming all Reorganizations are approved)
Class I	$63	$198	$345	$774
Class S	$89	$277	$481	$1,072
Class R*	$103	$321	$557	$1,234

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*If the Target 2015 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the example numbers for the Surviving Series’ Class R Shares would be as follows:

	1 year	3 years	5 years	10 years
Class R	$107	$334	$579	$1,282

Portfolio Turnover

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance. The following table sets forth the portfolio turnover rate of each Series, as a percentage of the average value of each Series’ portfolio, during the fiscal year ended October 31, 2019. For comparison purposes, the portfolio turnover rate of the Underlying Fund is also provided.

Series	Portfolio Turnover Rate
Target Income Series	12%
Target 2015 Series	40%
Blended Asset Conservative Series	88%
Pro-Blend Conservative Term Series	68%

How do the Series’ investment programs compare?

Surviving Series

The Surviving Series is an asset allocation fund that is part of Manning & Napier’s suite of Pro-Blend Series, which is a suite of funds that offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. The Pro-Blend Series are designed to allow an investor to determine which Pro-Blend Series best suits his or her current risk tolerance and investment time horizon, then decide when to move to a different Pro-Blend Series as his or her personal situation changes over the years (as opposed to the Target Date Series described below, which have asset allocation strategies that generally become more conservative over time). Each Pro-Blend Series invests directly in a combination of equity, fixed income and cash investments and is managed according to its specific goals and risk tolerances.

The Surviving Series is designed to be the most conservative of the Pro-Blend Series. As compared to the other Pro-Blend Series, the Surviving Series has a greater emphasis on income and capital preservation and generally has a higher percentage of its portfolio being invested in fixed income investments. The words “Conservative Term” in the Surviving Series’ name describe the investment horizon of those investors who may want to consider investing in the Surviving Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Acquired Series

Each Acquired Series is part of Manning & Napier’s suite of Target Date Series, which are designed to offer investors a professionally managed investment plan that simplifies the investment management of an investor’s assets prior to, and continuing after, the investor’s retirement or other investment goal. The main component of the investment program of the Acquired Series is the ongoing reallocation of the investor’s assets among various asset classes, including equity, fixed income and cash investments.

Each Acquired Series has a distinct target asset allocation range based on its investment goals and risk tolerances. The target asset allocation of the Target Income Series is expected to remain fixed over time; as this Series is designed as the most conservative of the Manning & Napier suite of Target Date Series. The target asset allocation of the Target 2015 Series was designed to vary over time, becoming generally more conservative as the target date approached and for five years following, the target date, in accordance with a predetermined “glide range.” Because of where the Target 2015 Series currently falls on its “glide range” (i.e., it is currently five years following the target date), the Target 2015 Series is at its most conservative range and its target asset allocation is the same as the target asset allocation of the Target Income Series.

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MNA, as the investment advisor of the Acquired Series, implements asset allocation decisions for the Acquired Series through their investment in an underlying mutual fund. Currently, each Acquired Series is entirely invested in the Blended Asset Conservative Series (the “Underlying Fund”), a series of the Fund. The Underlying Fund has principal investment strategies and principal risks that are substantially the same as the Surviving Series. In fact, prior to October 13, 2017, the Target Income Series invested all of its assets in the Surviving Series and the Target 2015 Series invested a portion of its assets in the Surviving Series.

How do the Series’ principal investment strategies compare?

Each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its principal investment strategies by investing in the Underlying Fund and each Acquired Series is currently 100% invested in the Underlying Fund. Due to the Blended Asset Conservative Series and Surviving Series having substantially the same principal investment strategies, they allocate investments across asset classes in substantially the same manner, as shown below. This information is provided as of October 31, 2019.

The table below compares the Blended Asset Conservative Series’ principal investment strategies with the principal investment strategies of the Pro-Blend Conservative Term Series. The only differences, which are immaterial, are noted in italics.

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	Blended Asset Conservative Series (Underlying Fund)	Pro-Blend Conservative Term Series (Surviving Series)
Principal Investment Strategies

In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Series may invest in stocks of small-, large-, or mid-size companies, and the Series’ investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the Series that is invested in dividend-paying common stocks, the Advisor uses a systematic process to construct a portfolio consisting primarily of companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns. The Series may also invest in securities of U.S. and foreign issuers in the real estate industry, including equity and mortgage real estate investment trusts (REITs) and real estate operating companies (REOCs).

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The word “Conservative” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Series may invest in stocks of small-, large-, or mid-size companies, and the Series’ investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the Series that is invested in dividend-paying common stocks, the Advisor uses a systematic process to construct a portfolio consisting primarily of companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns. The Series may also invest in securities of U.S. and foreign issuers in the real estate industry, including equity and mortgage real estate investment trusts (REITs) and real estate operating companies (REOCs).

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The words “Conservative Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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For more information regarding the principal investment strategies of the Acquired Series, Underlying Fund and the Surviving Series, please see the Prospectuses.

How do the Series’ principal risks compare?

Because each Acquired Series invests exclusively in the Underlying Fund, the principal risks of investing in each Acquired Series are the same as the principal risks of the Underlying Fund. The principal risks of the Underlying Fund are identical to those of the Surviving Series because of the similarities between their principal investment strategies as shown above. The principal risks of the Surviving Series are described below.

As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

●	U.S. and/or foreign stock or bond markets decline.

●	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

●	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

●	Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

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●	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

●	An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Real estate investment risk — The Series’ holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series' performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

●	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

●	The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

●	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

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Risks of dividend-paying common stocks — Dividend-paying common stocks may be subject to additional risk that may cause them to underperform other types of stocks. In addition, if stocks held by a Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

●	High-yield securities may underperform other sectors of the bond market, or the market as a whole.

●	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

●	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

●	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

●	Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

●	Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

●	Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

●	The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

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Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Prospectuses.

How does the Series’ performance compare?

Performance information for the Acquired Series and the Surviving Series is presented below. The Surviving Series will be the performance and accounting survivor of the Reorganization.

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Target Income Series and Surviving Series for each of the last ten calendar years and of the Target 2015 Series for each of the last seven calendar years. The total return tables show how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Target Income Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target Income Series by showing changes in the performance of the Class K shares of the Series for each of the last ten calendar years.

Calendar Years Ended December 31

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target Income Series was (5.51)%.

Best quarter: (quarter ended 03/31/2019): 5.91%

Worst quarter: (quarter ended 09/30/2015): (3.87)%

The total return table below shows how the average annual total returns for the Target Income Series for different periods compare to those of a broad-based securities index, the S&P Target Date Retirement Income Index, and an Income Composite Benchmark. At December 31, 2019, the components of the Income Composite Benchmark were as follows: Russell 3000® Index (22%), MSCI ACWI exUSA Index (8%), and Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (70%). The Income Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class K Shares
Return Before Taxes	13.16%	3.83%	5.08%
Return After Taxes on Distributions	12.39%	3.07%	3.82%
Return After Taxes on Distributions and Sale of Series Shares	7.87%	2.74%	3.71%
Class I Shares — Return Before Taxes	13.32%	4.10%	5.33%
Class R Shares — Return Before Taxes	12.76%	3.55%	4.79%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date Retirement Income Index	13.33%	4.67%	5.50%
Income Composite Benchmark	13.03%	4.86%	5.63%

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Target 2015 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2015 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

Calendar Years Ended December 31

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2015 Series was (5.46)%.

Best quarter: (quarter ended 03/31/2019): 6.19%

Worst quarter: (quarter ended 09/30/2015): (5.53)%

The total return table shows how the average annual total returns for the Target 2015 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2015 Index, and a 2015 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2015 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31,2019, the components of the 2015 Composite Benchmark were as follows: Russell 3000® Index (24%), MSCI ACWI ex USA Index (8%), Bloomberg Barclays U.S. Aggregate Bond Index(14%) and Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (54%). The 2015 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

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Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	13.72%	3.79%	5.75%
Return After Taxes on Distributions	12.99%	2.98%	4.71%
Return After Taxes on Distributions and Sale of Series Shares	8.20%	2.73%	4.20%
Class I Shares — Return Before Taxes	13.94%	4.05%	6.02%
Class R Shares — Return Before Taxes	13.56%	3.57%	5.54%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2015 Index	15.40%	5.67%	7.15%
2015 Composite Benchmark	13.81%	5.30%	6.41%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2015 Composite Benchmark are calculated from June 30, 2012.

Pro-Blend Conservative Term Series (Surviving Series)

The bar chart shows the variability in the performance of the Pro-Blend Conservative Term Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years.

Calendar Years Ended December 31

The year-to-date total return as of March 31, 2020 for the Class S shares of the Pro-Blend Conservative Term Series was (5.23)%.

Best quarter: (quarter ended 09/30/2010): 5.87%

Worst quarter: (quarter ended 09/30/2015): (3.84)%

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The total return table below shows how the average annual total returns for the Pro-Blend Conservative Term Series for different periods compare to those of a broad-based securities index and a blended index. For periods through May 31, 2012, the Conservative Term Composite Benchmark consisted of the Russell 3000® Index (15%), MSCI ACWI ex USA Index (5%) and Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (80%); effective June 1, 2012, it consists of the Russell 3000® Index (22%), MSCI ACWI ex USA Index(8%) and Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (70%) to reflect a change in strategy of the Series. The Conservative Term Composite Benchmark is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	12.96%	3.98%	5.20%
Return After Taxes on Distributions	11.51%	3.03%	4.08%
Return After Taxes on Distributions and Sale of Series Shares	8.11%	2.82%	3.83%
Class I Shares — Return Before Taxes	13.22%	4.21%	5.41%
Class R Shares — Return Before Taxes[1]	12.62%	3.68%	4.91%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	6.67%	2.59%	3.15%
Conservative Term Composite Benchmark	13.03%	4.86%	5.68%

1 The Surviving Series’ Class R Shares commenced operations on June 30, 2010 and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date.

How do the Series’ purchase, redemption and exchange policies compare?

The procedures for purchasing, redeeming and exchanging shares of the Surviving Series are the same as the procedures applicable to each Acquired Series. You may continue to purchase, redeem and exchange shares of the Acquired Series prior to the Reorganization.

For more information on these policies, please see the Prospectuses.

How do the Series’ distribution and shareholder services arrangements compare?

Class K Shares and Class R Shares of each Acquired Series and Class S Shares and Class R Shares of the Surviving Series are subject to a 12b-1 Fee in an annual amount of up to 0.25% of the Class S Shares’ and Class K Shares’ average daily net assets and 0.50% of the Class R Shares’ average daily net assets in accordance with the Fund’s Amended and Restated Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Each Series’ Rule 12b-1 fee is governed by the same Rule 12b-1 Plan. The 12b-1 Fee may be used to compensate financial intermediaries for providing distribution services to the Series, in addition to compensating financial intermediaries in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K Shares and Class R Shares of the Acquired Series and Class S Shares and Class R Shares of the Surviving Series.

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The Rule 12b-1 Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Fund’s Distributor (as defined below) or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, overtime these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Each Series may also enter into agreements with financial intermediaries pursuant to which the Series may pay financial intermediaries for non-distribution services, such as sub-transfer agency, administrative, sub-accounting, and shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Class I, Class K and Class R Shares of each Acquired Series and Class I, Class S and Class R Shares of the Surviving Series. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, the 12b-1 Fee.

For more information on the Series’ distribution and shareholder services arrangements, please see the Prospectuses.

How do the Series’ distributors compare?

Manning & Napier Investor Services, Inc. (the “Distributor”) is the distributor and principal underwriter for shares of both the Surviving Series and the Acquired Series. The Distributor is located at 290 Woodcliff Drive, Fairport, NY 14450. The Distributor is a member of the Financial Industry Regulatory Authority, Inc.

How do the Series’ other service providers compare?

The Series’ other service providers are the same. The following table identifies the other principal service providers of the Series:

Accounting Services/Administrator	Manning & Napier Advisors, LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	The Bank of New York Mellon
Auditor	PricewaterhouseCoopers LLP

How do the Series’ dividend and distribution policies compare?

Each Series generally pays dividends twice a year, in June and December, and makes distributions of its net capital gains, if any, once a year, typically in December.

For more information on these policies, please see the Prospectuses.

How do the Series’ fundamental and non-fundamental investment policies compare?

The Series’ fundamental investment policies are the same and non-fundamental investment policies are substantially similar. The Surviving Series’, however, have additional non-fundamental policies with respect to purchasing securities on margin and investing in securities of other investment companies and warrants as described below. Such additional policies do not materially impact the operations of the Surviving Series and can be changed at any time by the Board.

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The fundamental policies of the Underlying Funds and the Surviving Series are substantially the same, except that the Surviving Series’ fundamental policies on making loans and purchasing and selling commodities and real estate are more restrictive than the corresponding fundamental policies of the Underlying Funds. Notwithstanding these differences, neither the Underlying Funds nor the Surviving Series make loans or purchase or sell commodities or real estate as part of their principal investment strategies.

Non-fundamental policies may be changed without shareholder approval.

 Non-Fundamental Policies

	Target Income Series and Target 2015 Series (Acquired Series)	Pro-Blend Conservative Term Series (Surviving Series)	Impact of Differences
Purchasing Securities on Margin	None	The Series may not purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Surviving Series’ limitation on purchasing securities on margin does not materially impact the operations of the Surviving Series because purchasing securities on margin is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Fund do not purchase securities on margin as part of their principal investment strategies.
Investments in Securities of Other Investment Companies	None	Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.	None. Notwithstanding the fact that each Acquired Series has not adopted this same investment limitation, each Acquired Series (and the Underlying Fund) is in fact also permitted to investment in other investment companies only to the extent permitted by the 1940, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.
Investments in Warrants	None	The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants, which are not listed on the NYSE or the NYSE American.	The Surviving Series’ limitation on investments in warrants does not materially impact the operations of the Surviving Series because investments in warrants is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Fund do not make investments in warrants as part of their principal investment strategies.

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For more information on the Series’ fundamental and non-fundamental investment policies, please see the SAIs.

How do the rights of the Series’ shareholders compare?

The rights of the shareholders of the Acquired Series and the rights of the shareholders of the Surviving Series are the same.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Plan of Reorganization provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Series by the Surviving Series solely in exchange for corresponding shares of the Surviving Series; (b) the distribution of such shares to the shareholders of each Acquired Series; and (c) the liquidation and termination of the Acquired Series.

Each shareholder of Class K Shares, Class I Shares and Class R Shares of each Acquired Series will hold, immediately after the closing of the Reorganization, Class S Shares, Class I Shares and Class R Shares, respectively, of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of each Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the Acquired Series and the Surviving Series or by one party on certain grounds.

Expenses of the Reorganization

All direct expenses of the Reorganization will be paid by MNA.

Tax Considerations of the Reorganization and the Redemptions In Kind.

The Reorganization should qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the applicable Acquired Series should recognize gain or loss as a direct result of the Reorganization of the Acquired Series, and that the aggregate tax basis of the Surviving Series shares that you receive in the Reorganization should equal the aggregate tax basis of the Acquired Series shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, each Acquired Series will declare and pay a distribution to its shareholders shortly before the applicable Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. Such distribution will include any income or capital gain the Target 2015 Series recognizes as of the redemption of the Underlying Fund shares held by the Target 2015 Series prior to the Reorganization. If you hold shares in the Target 2015 Series when it makes such a distribution, the distribution may change the amount, timing and character of taxable income that you realize in respect of your Target 2015 Series shares as compared to the amount, timing and character of income you would have realized had the applicable Reorganization not occurred.

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As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)       The acquisition by the Surviving Series of all of the assets of the Acquired Series, as provided for in the Plan of Reorganization, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)      No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of all of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)      No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Plan of Reorganization) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)      The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)      No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)     The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

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(ix)       The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series Shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

In addition, the redemption of shares of the Underlying Fund by an Acquired Series may give rise to a gain or loss depending on the Acquired Series’ percentage ownership of the Underlying Fund. Because it owns less than 80% of the Underlying Fund, the Target 2015 Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption in-kind will be treated as capital gain or loss, and will be long-term capital gain or loss if the shares of the Underlying Fund held by the Target 2015 Series have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for the shares of the Underlying Fund held by the Target 2015 Series and the Target 2015 Series’ basis in such shares. As of [DATE], the Target 2015 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share].

The Target Income Series currently owns 80% or more of the Underlying Fund, and it is currently expected to own 80% or more of the Underlying Fund until the final liquidating distribution from the Underlying Fund. As a result, the Target Income Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities and cash received in the redemption in-kind) from the Underlying Fund; however, the Target Income Series shall be required to treat as a dividend an amount equal to the dividends paid deduction allowable to the Underlying Fund by reason of making liquidating distributions in complete liquidation of the Underlying Fund. As of [DATE], the Target Income Series is expected to treat the Underlying Fund’s liquidating distributions as a dividend in the amount of [$XX and $XX per share]. In addition, the Target Income Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities. If the Target Income Series were to not meet the foregoing 80% ownership test, the tax consequences of the Target Income Series’ redemption in-kind from the Underlying Fund will be the same as described for the Target 2015 Series, as described in the prior paragraph.

In addition, immediately prior to the Closing Date, each Acquired Series will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Series shareholders all of the Acquired Series’ investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date, which will include such items of income and gain with respect to the realignment of the Underlying Fund’s portfolio and the redemption-in kind transactions with respect to the Underlying Fund. Any such distribution generally will be taxable to Acquired Series shareholders. As of [DATE], the estimated tax impact of such distributions are expected to be [$XX and $XX per share] for the Target Income Series and [$XX and $XX per share] for the Target 2015 Series.

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The tax attributes, including capital loss carryforwards (if any), of the Acquired Series should move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Target Income Series and Target 2015 Series had net long-term capital loss carryforwards of $2,237,945 and $440,643, respectively. These carryforwards may be fully utilized or materially increased due to the recognition of additional gains or losses by the Target Income Series or the Target 2015 Series from October 31, 2019, through the Reorganization. In particular, prior to the Reorganization, the Target 2015 Series is expected to recognize material gains or losses upon the redemption of its Underlying Fund shares. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series. In addition, the Target 2015 Series is expected to have a fair-market-value basis in the securities received from the Underlying Fund and such basis is expected to carry over to the Surviving Series in the Reorganization. The volatility in the market, however, may cause the value of such securities to vary significantly during the short period subsequent to the in-kind redemption from the Underlying Fund and prior to the Reorganization, that could cause the Target 2015 Series to have a net-unrealized built-in gain or loss in such securities that will carry over to the Surviving Series. To the extent the Surviving Series sells such securities, the Surviving Series would be expected to recognize the unrealized built-in gain or loss, which may impact the amount of losses that can be utilized in a tax year.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

Capitalization

The following table shows the capitalization of the Class K Shares, Class I Shares and Class R Shares of each Acquired Series as of April 30, 2020 and of the Class S Shares, Class I Shares and Class R Shares of the Surviving Series on a pro forma combined basis (unaudited) as of April 30, 2020, giving effect to the Reorganization. The capitalization table assumes all Reorganizations are approved and completed. The following is an example of the number of Surviving Series Shares that would be exchanged for Acquired Series Shares if the Reorganization was consummated on April 30, 2020, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

The capitalizations of each Acquired Series Shares and the Surviving Series Shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Series Capitalization as of April 30, 2020	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target Income Series – Class I Shares	$ 1,358,133	129,222	$ 10.51
Target Income Series – Class K Shares	$ 55,408,696	5,306,873	$ 10.44
Target Income Series – Class R Shares	$ 19,830,214	1,929,291	$ 10.28
Subtotal	$ 76,597,043
Target 2015 Series – Class I Shares	$ 83,291	7,023	$ 11.86
Target 2015 Series – Class K Shares	$ 1,238,891	104,821	$ 11.82
Target 2015 Series – Class R Shares	$ 148	12	$ 11.96
Subtotal	$ 1,322,331
Surviving Series
Pro-Blend Conservative Term Series – Class I Shares	$ 91,195,927	8,889,304	$ 10.26
Pro-Blend Conservative Term Series – Class S Shares	$ 631,581,022	45,503,643	$ 13.88
Pro-Blend Conservative Term Series – Class R Shares	$ 8,443,476	862,373	$ 9.79
Pro-Blend Conservative Term Series – Class L Shares	$ 84,682,163	8,659,958	$ 9.78
Pro-Blend Conservative Term Series – Class W Shares	$ 1,688,071	121,252	$ 13.92
Subtotal	$ 817,590,660
Surviving Series - Pro Forma
Pro-Blend Conservative Term Series – Class I Shares	$ 92,637,351	9,029,794	$ 10.26
Pro-Blend Conservative Term Series – Class S Shares	$ 688,228,609	49,584,881	$ 13.88
Pro-Blend Conservative Term Series – Class R Shares	$ 28,273,838	2,887,946	$ 9.79
Pro-Blend Conservative Term Series – Class L Shares	$ 84,682,163	8,659,958	$ 9.78
Pro-Blend Conservative Term Series – Class W Shares	$ 1,688,071	121,252	$ 13.92
Total	$ 895,510,033

What is the Board’s recommendation?

At meetings held on February 13, 2020 and April 22, 2020 (collectively, the “Board Meeting”), after consideration of such factors and information it considered relevant (see below), the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Board is therefore recommending that each Acquired Series’ shareholders vote FOR the Plan of Reorganization.

What factors did the Board consider?

At the Board Meeting, the Board met with representatives of MNA to discuss the Reorganization. MNA advised the Board that the Reorganization is being proposed because each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. MNA also advised the Board that the proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds and the larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. MNA presented information to the Board that compared each Acquired Series’ performance, fees and expenses, investment objectives, strategies and risks and portfolio holdings to those of the Surviving Series. MNA also presented information to the Board regarding the terms and conditions of the Plan of Reorganization, the expected tax consequences of the Reorganization and the costs to be incurred by the Series in connection with the Reorganization.

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In considering the proposed Reorganization, the Board took into account a number of factors, including, but not limited to:

1.	Each Acquired Series currently invests 100% of its assets in the Underlying Fund and the Underlying Fund and Surviving Series have substantially similar investment objectives, investment policies, principal investment strategies and principal risks. In addition, the portfolio holdings of the Underlying Fund and the Surviving Series have historically been very similar, and currently differ only with respect to position sizes.

2.	The Series’ portfolio management teams are substantially similar. Christian A. Andreach, Ebrahim Busheri, and Marc Tommasi are jointly and primarily responsible for the day-to-day management of both the Acquired Series and the Surviving Series, and the portfolio managers are expected to continue to manage the Surviving Series following the Reorganization. The Surviving Series has one additional portfolio manager, Marc Bushallow. The Underlying Fund has the same portfolio management team as the Surviving Series.

3.	Assuming both Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series is expected to be lower than those of each corresponding share class of the Target Income Series and Target 2015 Series.

4.	Assuming both Acquired Series shareholders approve the Reorganization, the Surviving Series' total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.03% lower for Class I Shares, 0.14% lower for Class R Shares, and 0.03% lower for Class S Shares, than those of each corresponding share class of the Target Income Series and 0.04% lower for Class I Shares, 0.15% lower for Class R Shares, and 0.04% lower for Class S Shares, than those of each corresponding share class of the Target 2015 Series due to the contractual expense limitation agreement in place for the Surviving Series. The Surviving Series’ contractual fee waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors.

5.	Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series as opposed to the current arrangement where each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by the Underlying Fund.

6.	The Board’s determination in connection with the 2019 annual renewal of the Surviving Series’ investment advisory agreement that the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series were reasonable based on the Board’s review of a comparison and ranking (on both a mean and median basis) of such fees against a peer universe that included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database.

7.	The fee payable pursuant to the Surviving Series’ 12b-1 Plan is the same as the fee payable pursuant to each Acquired Series’ 12b-1 Plan.

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8.	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA no longer believes that each Acquired Series is an economically viable stand alone investment solution for shareholders and that a merger into the Surviving Series would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series due to the similarities of each Series’ investment objective, strategies and risks.

9.	The Reorganization will combine three smaller funds into one larger fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

10.	The Reorganization should qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and, therefore, shareholders generally should not recognize gain or loss for federal income tax purposes on the exchange of Acquired Series Shares for Surviving Series Shares.

11.	The expected tax consequences of each Acquired Series’ redemption in-kind from the Underlying Fund and that a majority of each Acquired Series’ shareholders hold their shares in a tax-advantaged account.

12.	Shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from each Acquired Series at any time before the Reorganization.

13. MNA will bear all the costs of the Reorganization, other than brokerage or similar costs or transfer taxes incurred on purchases and sales of portfolio securities in connection with the Reorganization and other tax costs, if any, of the sale of portfolio securities of each Acquired Series or the Underlying Fund.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Board, when considering the totality of the information presented at the Board Meeting and prior Board meetings, the Board, including a majority of its Independent Directors, determined that the Reorganization would be in the best interests of each Acquired Series and its shareholders, and that the interests of the shareholders of each Acquired Series would not be diluted as a result of the Reorganization.

The Board, including a majority of its Independent Directors, also determined that the Reorganization would be in the best interests of the Surviving Series and its shareholders, and that the interests of the shareholders of the Surviving Series would not be diluted as a result of the Reorganization.

What is the required vote?

With respect to each Acquired Series, approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Board, in consultation with the Advisor, will determine what additional action, if any, should be taken, including consideration of the liquidation of each Acquired Series.

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

Each Acquired Series has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $25,000. Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. MNA will pay the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-618-9320. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of MNA or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

What happens to my proxy once I submit it?

The Board has named Elizabeth Craig and Scott Morabito or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Series Shares as directed by shareholders.

Can I revoke my proxy after I submit it?

You may revoke a proxy at any time prior to its use by submitting a written notice of revocation (addressed to the Fund, 290 Woodcliff Drive, Fairport, New York 14450 Attention: Secretary) or a subsequent written, telephonic or electronic vote. In addition, you may attend the Special Meeting and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

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How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of each Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. One-third of the outstanding Acquired Series Shares for each Acquired Series, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting for that Acquired Series.

Adjournments

With respect to each Acquired Series, if a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of each Acquired Series were outstanding and entitled to vote:

Target Income Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2015 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding Acquired Series Shares of each Acquired Series. Persons who beneficially own more than 25% of an Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling a Series may have a significant impact on any shareholder vote of the Series.

[As of the Record Date, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Acquired Series Shares of each Acquired Series.]

Does the Advisor have voting authority for any of the Acquired Series Shares?

The Advisor has made seed investments in each Acquired Series and, as a result, the Advisor has the authority to vote shares relating to these seed investments in the Acquired Series.

[As of the Record Date, the Advisor possesses voting authority for less than 1% of the outstanding shares of each Acquired Series.]

Do dissenting shareholders have rights of appraisal?

If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written proposals to the Secretary of the Fund at the following address: 290 Woodcliff Drive, Fairport, New York 14450. Proposals must be received at a reasonable time prior to the date of a shareholder meeting to be considered for inclusion in the materials for the meeting; however, timely submission of a proposal does not necessarily mean that such proposal will be included in the associated proxy statement.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

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By order of the Board of Directors,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

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APPENDIX A: SURVIVING SERIES FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Surviving Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	FOR THE YEAR ENDED

Class I	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.15	$10.85	$10.33	$10.22	$11.17
Income (loss) from investment operations:
Net investment income[1]	0.23	0.20	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.80	(0.26)	0.56	0.15	(0.32)
Total from investment operations	1.03	(0.06)	0.73	0.32	(0.13)
Less distributions to shareholders:
From net investment income	(0.26)	(0.21)	(0.19)	(0.21)	(0.21)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.53)	(0.64)	(0.21)	(0.21)	(0.82)
Net asset value - End of period	$10.65	$10.15	$10.85	$10.33	$10.22
Net assets - End of period (000's omitted)	$207,346	$192,157	$213,824	$291,632	$325,700
Total return[2]	10.69%	(0.62%)	7.25%	3.26%	(1.15%)
Ratios (to average net assets)/Supplemental Data:
Expenses	0.64%	0.68%	0.67%	0.67%	0.68%
Net investment income	2.23%	1.92%	1.62%	1.66%	1.81%
Portfolio turnover	68%	80%	58%	65%	51%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

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	FOR THE YEAR ENDED

Class S	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.39	$14.10	$13.36	$13.15	$14.13
Income (loss) from investment operations:
Net investment income[1]	0.27	0.23	0.19	0.19	0.22
Net realized and unrealized gain (loss) on investments	1.07	(0.33)	0.73	0.21	(0.41)
Total from investment operations	1.34	(0.10)	0.92	0.40	(0.19)
Less distributions to shareholders:
From net investment income	(0.23)	(0.18)	(0.16)	(0.19)	(0.18)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.50)	(0.61)	(0.18)	(0.19)	(0.79)
Net asset value - End of period	$14.23	$13.39	$14.10	$13.36	$13.15
Net assets - End of period (000's omitted)	$609,145	$596,934	$627,523	$724,270	$911,956
Total return[2]	10.40%	(0.75%)	7.02%	3.07%	(1.33%)
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%	0.88%	0.87%	0.87%	0.88%
Net investment income	2.01%	1.71%	1.42%	1.47%	1.60%
Portfolio turnover	68%	80%	58%	65%	51%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

 47

	FOR THE YEAR ENDED

Class R	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73	$10.42	$9.92	$9.81	$10.75
Income (loss) from investment operations:
Net investment income[1]	0.17	0.14	0.11	0.12	0.13
Net realized and unrealized gain (loss) on investments	0.77	(0.24)	0.54	0.15	(0.30)
Total from investment operations	0.94	(0.10)	0.65	0.27	(0.17)
Less distributions to shareholders:
From net investment income	(0.21)	(0.16)	(0.13)	(0.16)	(0.16)
From net realized gain on investments	(0.27)	(0.43)	(0.02)	—	(0.61)
Total distributions to shareholders	(0.48)	(0.59)	(0.15)	(0.16)	(0.77)
Net asset value - End of period	$10.19	$9.73	$10.42	$9.92	$9.81
Net assets - End of period (000's omitted)	$8,850	$10,886	$13,672	$19,054	$55,315
Total return[2]	10.12%	(1.08%)	6.72%	2.79%	(1.60%)
Ratios (to average net assets)/Supplemental Data:
Expenses	1.10%	1.18%	1.17%	1.17%	1.18%
Net investment income	1.77%	1.40%	1.12%	1.19%	1.30%
Portfolio turnover	68%	80%	58%	65%	51%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions.

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APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2020, by and between Manning & Napier Fund, Inc., a Maryland corporation (the “Fund”), severally and not jointly on behalf of each series of the Fund identified in Schedule A as an Acquired Series (the “Acquired Series”), and the Fund, severally and not jointly on behalf of each series of the Fund identified in Schedule A as a Surviving Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b) of the Agreement.  Except for the Acquired Series and the Surviving Series, no other series of the Fund are parties to this Agreement.  The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund;

WHEREAS, each Acquired Series is a “fund of funds” and invests substantially all of its assets in one or more of the Blended Asset series of the Fund (each, an “Underlying Fund” and collectively, the “Underlying Funds”) and, through its investments in one or more Underlying Funds, each Acquired Series indirectly owns securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend for United States federal income tax purposes (i) that each Reorganization (defined below) constitutes a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (“Code”) and the Treasury Regulations thereunder, and (ii) for this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulations Section 1.368-2(g); and

WHEREAS, the Directors of the Fund, including a majority of Directors who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Series to its corresponding Surviving Series (as set forth in Schedule A), and the assumption of all of the liabilities of each Acquired Series by its corresponding Surviving Series, solely in exchange for shares of beneficial interest of such Surviving Series (“Surviving Series Shares”) of equal value to the net assets of such Acquired Series (determined as of the Valuation Time (as defined in Section 4 of this Agreement)) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of the shares of beneficial interest of such Acquired Series (“Acquired Series Shares”) in complete liquidation and termination of the Acquired Series, all on the terms and conditions hereinafter set forth (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”).  The parties hereto hereby covenant and agree as follows:

1.            Plan of Reorganization.

(a)           If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its investments from its Underlying Fund(s) prior to the Closing Date and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to a plan of liquidation adopted by the Fund’s Board on behalf of each Underlying Fund.  To facilitate an Acquired Series redemption in-kind and ultimate transfer of these portfolio securities to its corresponding Surviving Series in connection with the Reorganization, an Underlying Fund will liquidate certain of its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series.  After the redemption in-kind by an Acquired Series, the Acquired Series will directly hold a portfolio of cash and securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest.

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(b)           At the Closing Date, each Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 4 of this Agreement), to its corresponding Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares of each class (both full and fractional) equivalent in value to the Acquired Series Shares of the corresponding class (as set forth in Schedule B) outstanding immediately prior to the Closing Date.  Shareholders of record of each class of Acquired Series Shares at the Closing Date shall be credited with full and fractional Surviving Series Shares of the corresponding class.  The assets and liabilities of each Acquired Series shall be exclusively assigned to and assumed by its corresponding Surviving Series.  All debts, liabilities, obligations and duties of each Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.

(c)           It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

2.            Transfer of Assets. With respect to each Reorganization:

(a)           The assets of each Acquired Series to be acquired by its corresponding Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the “Statement of Assets and Liabilities”), as well as any claims or rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b)           A Surviving Series will, within a reasonable time prior to the Closing Date, furnish its corresponding Acquired Series with a list of the securities, if any, on the Acquired Series’list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’investment objectives, policies, and restrictions.  Each Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish its corresponding Surviving Series with a list of its portfolio securities and other investments.  In the event that an Acquired Series holds any investments that its corresponding Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that an Acquired Series and its corresponding Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require an Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by an Acquired Series with respect to the opinion described below).

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(c)           An Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to its corresponding Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Each Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of its corresponding Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories.  The cash to be transferred by an Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)           Each Acquired Series shall direct BNY Mellon Investment Servicing (US) Inc., in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date.  Each Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares of each class to be credited at the Closing Date to the Secretary of its corresponding Acquired Series, or provide evidence that the Surviving Series Shares have been credited to such Acquired Series’ account on the books of the Surviving Series.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.           Valuation. With respect to each Reorganization:

(a)           The value of the assets of each Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time.  The net asset value of the assets of each Acquired Series to be transferred to its corresponding Surviving Series shall be computed by the Surviving Series.  In determining the value of the securities transferred by each Acquired Series to its corresponding Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933, as amended (the “1933 Act”).  For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Surviving Series.  The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)           The net asset value per share for a class of each Surviving Series shall be the net asset value per share of the class computed as of the time at which the Surviving Series’ net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures referred to in Section 3(a).

(c)           The number of full and fractional Surviving Series Shares of each class to be issued in exchange for the corresponding Acquired Series’assets pursuant to Section 1(b) shall be determined by dividing the value of the assets of the corresponding class of the Acquired Series, determined in accordance with Section 3(a), by the net asset value per share for the class of the Surviving Series on the Valuation Date, determined in accordance with Section 3(b).

4.             Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on [XX], 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of an Acquired Series or its corresponding Surviving Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

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5.             Liquidation of each Acquired Series and Cancellation of Shares.  At the Closing Date, each Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by such Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares of the corresponding class and in complete liquidation of the Acquired Series.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of each Surviving Series in the name of each shareholder of the corresponding Acquired Series that represents the respective number of Surviving Series Shares of each class due such shareholder.  All of the issued and outstanding shares of each Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares of the corresponding class.  The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of each Acquired Series, including the distribution required by Section 8(f).

6.             Representations and Warranties of the Surviving Series.  Each Surviving Series represents and warrants to its corresponding Acquired Series as follows:

(a)           The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)           The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Surviving Series under the 1933 Act, are in full force and effect.

(c)           The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series.  The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series.  The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d)           The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and subject to the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.  The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)           The audited financial statements of the Surviving Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

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(f)            Since October 31, 2019, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series.  For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g)           The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)           Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement.  The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)            Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j)            As of the Closing Date, all Tax Returns of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Surviving Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(k)           For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)            The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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7.             Representations and Warranties of the Acquired Series.  Each Acquired Series represents and warrants to its corresponding Surviving Series as follows:

(a)           The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)           The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquired Series under the 1933 Act, are in full force and effect.

(c)           Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series.  The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d)           The audited financial statements of the Acquired Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)           Since October 31, 2019, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series.  For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f)            The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1(a).  Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g)           The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and subject to the approval of the shareholders of the Acquired Series and the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.  The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

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(h)           The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)            Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement.  The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)            Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k)           As of the Closing Date, all Tax Returns of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Acquired Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns.

(l)            For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Acquired Series currently qualifies, and shall continue to qualify for the period beginning on the first day of its current taxable year and ending on the Closing Date, as a regulated investment company under the Code.

(m)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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8.             Covenants of the Surviving Series and the Acquired Series. With respect to each Reorganization:

(a)           The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)           Each Acquired Series will call a meeting of the shareholders to be held prior to the Closing Date to consider and act upon the Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transaction contemplated hereby (the “Shareholders’ Meeting”).

(c)           Each Acquired Series will assist its corresponding Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series Shares.

(d)           Subject to the provisions of this Agreement, the Surviving Series and each Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(e)           As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Series shall furnish its corresponding Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(f)  On or before the Closing Date, each Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Series will not have any unpaid tax liability under Section 852 of the Code.

9.             Conditions Precedent to Obligations of the Surviving Series.  The obligations of each Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)           All representations and warranties of each corresponding Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of each corresponding Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i)            Each corresponding Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(iii)          This Agreement has been duly authorized, executed and delivered by each corresponding Acquired Series and, subject to the approval of the shareholders of such Acquired Series and the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Acquired Series enforceable against such Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of each corresponding Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Acquired Series is a party or by which any properties belonging to such Acquired Series may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by each corresponding Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to each corresponding Acquired Series or any of its properties or assets and each such Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)         Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each corresponding Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of each such Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           Each Acquired Series shall have delivered to its corresponding Surviving Series at the Closing Date such Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of such Acquired Series as to the aggregate asset value of such Acquired Series’ portfolio securities.

(d)           On the Closing Date, each Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Acquired Series prior to or at the Closing Date and its corresponding Surviving Series shall have received a certificate from the President or Vice President of such Acquired Series, dated as of such date, certifying on behalf of such Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10.           Conditions Precedent to Obligations of an Acquired Series.  The obligations of each Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)           All representations and warranties of the corresponding Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, each Acquired Series shall have received a certificate from the President or Vice President of its corresponding Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

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(b)           Each Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to such Acquired Series, covering the following points:

(i)            The corresponding Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)           The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)          This Agreement has been duly authorized, executed and delivered by the corresponding Surviving Series and, subject to the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Surviving Series enforceable against such Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)          The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the corresponding Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Surviving Series is a party or by which any properties belonging to such Surviving Series may be bound.

(v)           To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the corresponding Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi)          To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the corresponding Surviving Series or any of its properties or assets and such Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)         Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to each Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the corresponding Surviving Series has any statutory preemptive rights in respect thereof.

(viii)        The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

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(c)           On the Closing Date, the corresponding Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Surviving Series prior to or at the Closing Date and each Acquired Series shall have received a certificate from the President or Vice President of such Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

11.           Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series.  With respect to each Reorganization, if any of the conditions set forth below do not exist on or before the Closing Date with respect to an Acquired Series or its corresponding Surviving Series, the other party shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Fund’s Board of Directors, on behalf of each of the Acquired Series and the Surviving Series, shall have approved this Agreement.

(b)           This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquired Series or its corresponding Surviving Series, provided that each Series may for itself waive any of such conditions.

(e)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)            The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Fund on behalf of each Surviving Series and its corresponding Acquired Series substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(i)            The acquisition by each Surviving Series of all of the assets of its corresponding Acquired Series, as provided for in the Agreement, in exchange for such Surviving Series Shares (including fractional shares, if any) and the assumption by such Surviving Series of all of the liabilities of its corresponding Acquired Series, followed by the distribution by such Acquired Series to its shareholders of such Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and its corresponding Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss should be recognized by an Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by its corresponding Surviving Series in exchange solely for such Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of such Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

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(iii)          No gain or loss should be recognized by a Surviving Series upon the receipt by it of all of the assets of its corresponding Acquired Series in exchange solely for the assumption of all of the liabilities of such corresponding Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)          No gain or loss should be recognized by an Acquired Series upon the distribution of its corresponding Surviving Series Shares by such Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Agreement) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of an Acquired Series received by its corresponding Surviving Series should be the same as the tax basis of such assets in the hands of such Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)          The holding periods of the assets of an Acquired Series in the hands of its corresponding Surviving Series should include the periods during which such assets were held by such Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)         No gain or loss should be recognized by the shareholders of an Acquired Series upon the exchange of all of their Acquired Series Shares solely for its corresponding Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)        The aggregate tax basis of Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of such Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of the Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should include the holding period of such Acquired Series Shares exchanged therefor, provided that the shareholder held such Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Acquired Series and each Surviving Series will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither a Surviving Series nor its corresponding Acquired Series may waive the conditions set forth in this Section 11(f).

12.           Closing Date.  With respect to each Reorganization, the exchange of an Acquired Series’ assets for Surviving Series Shares of its corresponding Surviving Series shall be effective immediately before the opening of business on [XX], 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

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13.           Termination.  With respect to each Reorganization:

(a)         This Agreement may be terminated by the mutual agreement of the Surviving Series and one or more of its corresponding Acquired Series.  In addition, either the Surviving Series or one or more of its corresponding Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i)            because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)           because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)          by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Series’ or an Surviving Series’ shareholders.

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers.  In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14.           Amendment.  With respect to each Reorganization, this Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to an Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15.           Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16.           Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series or Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	MNA: Sarah C. Turner Corporate Secretary Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, New York, 14450

17.         Fees and Expenses.

(a)           Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to each Reorganization contemplated by this Agreement will be borne and paid by MNA.  Such expenses include, without limitation, to the extent solely and directly related to a Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187.  Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses; such fees and expenses include, without limitation, portfolio repositioning costs, such as brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the Reorganization.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Series or an Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code.  Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement.  Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any.  In the event that this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

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18.         Headings, Counterparts, Assignment, Limitation of Liability, Severability, Effect of Electronic Documents.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           Each Surviving Series and its corresponding Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) the Acquired Series or the Surviving Series, as applicable, as provided in the Articles of Incorporation of the Fund and (ii) MNA. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(f)            Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

(g)           A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

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Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Acquired Series listed on Schedule A

By:
Name:
Title:

Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Surviving Series listed on Schedule A

By:
Name:
Title:

Solely for purposes of Sections 13(b) and 17(b), Manning & Napier Advisors, LLC

By:
Name:
Title:

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Schedule A

Acquired Series	Surviving Series
Target Income Series	Pro-Blend Conservative Term Series
Target 2015 Series	Pro-Blend Conservative Term Series

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Schedule B

Acquired Series	Surviving Series
Class I Shares	Class I Shares
Class R Shares	Class R Shares
Class K Shares	Class S Shares

 65

APPENDIX C: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the outstanding Acquired Series Shares of each Acquired Series as of the Record Date:

Target Income Series – Class K Shares
Record Owners

Name and Address		Percentage of Class
Target Income Series – Class R Shares
Record Owners

Name and Address		Percentage of Class
Target Income Series – Class I Shares
Record Owners

Name and Address		Percentage of Class

Target 2015 Series – Class I Shares
Record Owners

Name and Address		Percentage of Class

Target 2015 Series – Class R Shares
Record Owners

Name and Address		Percentage of Class

Target 2015 Series – Class S Shares
Record Owners

Name and Address		Percentage of Class

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of each class of each Acquired Series upon consummation of the Reorganization. These tables assume that the value of the shareholder’s interest in a class of the Series on the date of the consummation of the reorganization is the same as on the Record Date.

 66

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17921-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target Income Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Conservative Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17922-TBD

MANNING & NAPIER FUND, INC.
TARGET INCOME SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target Income Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17923-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2015 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Conservative Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17924-TBD

MANNING & NAPIER FUND, INC.
TARGET 2015 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2015 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Manning & Napier Fund, Inc.

Statement of Additional Information

June [XX], 2020

Target Income Series Target 2015 Series (Each, a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Pro-Blend Conservative Term Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

       This Statement of Additional Information of Pro-Blend Conservative Term Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) is available to the shareholders of Target Income Series and Target 2015 Series (each, an “Acquired Series”), each a separate series of the Fund, in connection with a proposed transaction whereby all of the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series will be transferred to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively (the “Reorganization”). A special meeting of the shareholders of each Acquired Series will be held on August 28, 2020 so that the shareholders may consider the Reorganization.

For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are two separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference into this Statement of Additional Information:

1.	The Statement of Additional Information dated March 1, 2020 for the Acquired Series and the Surviving Series (the “SAI”).

2.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

3.

The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Acquired Series Annual Reports”). No other parts of the Acquired Series Annual Reports are incorporated herein by reference.

4.

The audited financial statements and related report of the independent public accounting firm for the Blended Asset Conservative Series (the “Underlying Fund”), included in the Underlying Fund Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Underlying Fund Annual Report”). No other parts of the Underlying Fund Annual Report are incorporated herein by reference.

1

5.

The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”). No other parts of the Surviving Series Annual Report are incorporated herein by reference.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [June __2020] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

2

General Information	4

Additional Information about the Acquired Series and the Surviving Series	4

Financial Statements	4

Pro Forma Financial Information	4

3

General Information

The Board of Directors of the Fund has unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which contemplates the transfer of all the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares  of the Surviving Series, respectively.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Series, each Acquired Series will distribute such shares to its shareholders in liquidation of the Acquired Series. Each shareholder owning shares of the Acquired Series at the closing of the Reorganization will receive shares of the Surviving Series equal in aggregate value to his or her interest in the Acquired Series, and will receive any unpaid dividends or distributions on shares of the Acquired Series that were declared at or before the closing of the Reorganization. The Surviving Series will establish an account for each former shareholder of the Acquired Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Series for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Series will be cancelled, and each Acquired Series will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Proxy Statement.

Additional Information about each Acquired Series and the Surviving Series

The Statements of Additional Information of the Acquired Series and the Surviving Series, each dated March 1, 2020 and as supplemented April 15, 2020 and May 4, 2020, are hereby incorporated herein by reference.

Financial Statements

Historical financial information regarding the Acquired Series, the Underlying Fund and the Surviving Series is incorporated herein by reference as follows:

1.

the report of the independent public accounting firm and audited financial statements of the Acquired Series included in the Acquired Series Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Acquired Series Annual Reports are incorporated herein by reference;

2.

the report of the independent public accounting firm and audited financial statements of the Underlying Fund included in the Underlying Fund Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Underlying Fund Annual Report are incorporated herein by reference; and

3.

the report of the independent public accounting firm and audited financial statements of the Surviving Series included in the Surviving Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Series Annual Report are incorporated herein by reference.

Proforma Financial Information (Unaudited)

Under the Agreement and Plan of Reorganization (the “Agreement”), the Target Income  Series (Target Income) and Target 2015 Series (Target 2015) (each an “Acquired Series”) are proposed to be reorganized into the Pro-Blend Conservative Term Series (Pro-Blend Conservative Term) (the “Surviving Series”) (the “Reorganization”).   The Acquired Series and the Surviving Series are each a series of Manning & Napier Fund, Inc. (the “Fund”).

4

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Series and the Surviving Series for the twelve-month period ended October 31, 2019. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus/Information Statement and the historical financial statements of the Acquired Series and the Surviving Series, which are incorporated by reference in the Statement of Additional Information.

The Agreement’s primary purpose is to combine the assets of an Acquired Series with the Surviving Series in a belief that it will benefit shareholders of the respective Acquired Series who wish to maintain investments in a Series with a similar investment objective and similar investment strategy. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The Surviving Series is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

As “fund of funds,” the Acquired Series invest substantially all of their assets in the Blended Asset Conservative Series (the “Underlying Fund”).  Prior to the Reorganization, each of the Acquired Series will redeem in-kind their shares in the Underlying Fund.  To facilitate the redemption in-kind, the Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series.  The Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind.  The Underlying Fund’s resulting portfolio (consisting of a mix of investments and cash) will be distributed in-kind pro-rata to each Acquired Series based on the amount of each Acquired Series’ investment in such Underlying Fund.  The Acquired Series’ portfolio of investments and cash after the redemption in-kind will be substantially all (if not all) of the assets that will be transferred to the Surviving Series as part of the Reorganization.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2019, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if the Reorganization had been completed and effective for the twelve-month period ended on October 31, 2019. The information as presented also assumes all proposed mergers will be approved by shareholders.

Basis of Pro Forma Financial Information

At the February 13 and April 22, 2020 meetings the Board of Directors of the Fund (the “Board”) approved the Agreement whereby each Acquired Series will transfer all of its assets and liabilities to the Surviving Series. Shareholders of each Acquired Series would receive shares of the Acquiring Series equivalent in value to the aggregate net asset value of their investment in such Acquired Series at the time of the Reorganization, and the Acquired Series then would be dissolved. The Reorganization is expected to close on or before September 26, 2020.

The Surviving Series shares to be issued to the Acquired Series shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Surviving Series receives from the Acquired Series shares, as determined pursuant to the terms of the Agreement. The Surviving Series shares to be delivered to the Acquired Series will be delivered at net asset value. All securities held by the Acquired Series at the time of the Reorganization will comply with the investment objectives, strategies, and restrictions of the Surviving Series. The Reorganization should qualify to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss should be recognized by the Acquired Series or their shareholders as a result of the Reorganization.

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Under accounting principles generally accepted in the United States of America (U.S. GAAP), the cost of investment securities will be carried forward to the Surviving Series, and the results of operations of the Surviving Series for pre-organization periods will not be restated. The Surviving Series will be the accounting survivor for accounting purposes.

Capitalization Table

The following table sets forth the net assets, shares and net asset value per share of the Acquired Series and Surviving Series, and on a pro forma combined basis the successor Surviving Series, as of October 31, 2019, after giving effect to the Reorganization.

Series Capitalization as of October 31, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target Income Series – Class I Shares	$1,091,056	103,105	$10.58
Target Income Series – Class K Shares	$57,731,550	5,488,010	$10.52
Target Income Series – Class R Shares	$19,779,206	1,909,511	$10.36
Subtotal	$78,601,812
Target 2015 Series – Class I Shares	$82,276	6,908	$11.91
Target 2015 Series – Class K Shares	$1,184,623	99,817	$11.87
Target 2015 Series – Class R Shares	$147	12	$12.05
Subtotal	$1,267,046
Surviving Series
Pro-Blend Conservative Term Series – Class I Shares	$207,346,164	19,463,984	$10.65
Pro-Blend Conservative Term Series – Class S Shares	$609,145,008	42,810,714	$14.23
Pro-Blend Conservative Term Series – Class R Shares	$8,850,146	868,381	$10.19
Pro-Blend Conservative Term Series – Class L Shares	$87,627,956	8,613,080	$10.17
Pro-Blend Conservative Term Series – Class W Shares	$1,576,713	110,449	$14.28
Subtotal	$914,545,987
Surviving Series - Pro Forma
Pro-Blend Conservative Term Series – Class I Shares	$208,519,496	19,574,156	$10.65
Pro-Blend Conservative Term Series – Class S Shares	$668,061,181	46,950,993	$14.23
Pro-Blend Conservative Term Series – Class R Shares	$28,629,499	2,809,436	$10.19
Pro-Blend Conservative Term Series – Class L Shares	$87,627,956	8,613,080	$10.17
Pro-Blend Conservative Term Series – Class W Shares	$1,576,713	110,449	$14.28
Total	$994,414,845

Class I Shares, Class K Shares and Class R Shares of the Acquired Series will be exchanged for Class I Shares, Class S Shares and Class R Shares of the Surviving Series, respectively.

6

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Series as if the Reorganization had been completed and effective for the twelve-month period ended October 31, 2019 and with giving effect to the contractual expense changes that were effective March 1, 2019. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Series and Surviving Series, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Pro-Blend Conservative Term Series Pro Forma Adjustments Table
Expense Category	Increase (Decrease) in Expenses
Management fees [1]	$(241,059)
Distribution and services (Rule 12b-1) fees— S shares [2]	658,044
Distribution and services (Rule 12b-1) fees— K shares [2]	(162,728)
Shareholder services fees - S Shares [3]	(396,253)
Fund accounting and administration fees [4]	(71,200)
Chief Compliance Officer service fees [4]	(4,347)
Transfer Agent fees [4]	(15,000)
Registration and filing fees [4]	(71,000)
Audit fees [4]	(40,000)
Custodian [4]	(5,874)
Miscellaneous [4]	(22,729)
Expense Waiver and Reimbursement [5]	244,762
Total Adjustments	(127,383)

[1]	Reflects Management Fee at annual rate of 0.40% of average daily net assets for Acquired Series and updated agreement for Surviving Series
[2]	Reflects 12b-1 Fee at an annual rate of 0.25% of the average daily net assets for Acquired Series and updated agreement for Surviving Series
[3]	Reflects an updated agreement for Surviving Series
[4]	Reflects a reduction in costs as a result of the Reorganization
[5]	Reflects the application of Surviving Series contractual expense limitation agreement

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Accounting Survivor

After giving effect to the proposed Reorganization, the Surviving Series will be the accounting survivor. The Surviving Series will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Surviving Series as described in the Annual Report to Shareholders for the fiscal year ended October 31, 2019.

7

Federal Income Taxes

As discussed above, to facilitate the redemption in-kind, the Underlying Fund will sell its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series.  These actions may result in the realization of capital gains by the Underlying Fund that, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Fund, and those distributions would be taxable to the Acquired Series. In addition, the redemption of shares of the Underlying Fund by the Acquired Series may give rise to a gain or loss depending on the Acquired Series’ percentage ownership of the Underlying Fund. In general, if an Acquired Series owns less than 80% of the shares of the Underlying Fund, such Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption of Underlying Fund shares will be treated as capital gain or loss, and will be long-term capital gain or loss if the Underlying Fund shares have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less.  The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for Underlying Fund shares and the Acquired Series’ basis in the Underlying Fund shares.

For any Acquired Series that owns 80% or more of the Underlying Fund from the time that the Underlying Fund adopts a plan of liquidation until the final liquidating distribution from the Underlying Fund, such Acquired Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities received in the redemption in-kind) from the Underlying Fund; however, such Acquired Series shall be required to treat as a dividend an amount equal to the dividends paid deduction allowable to the Underlying Fund by reason of making liquidating distributions in complete liquidation of such Underlying Fund. In addition, the Acquired Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities.  For any Acquired Series shareholder that does not have an 80% ownership in such Underlying Fund, such Acquired Series shareholder will be treated as described in the prior paragraph.

  Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding the Adviser’s proposed alignment of the Underlying Fund to prepare for the redemption in-kind, the Underlying Fund is expected to realize approximately $39,000 or $0.0058 per share in capital gains in connection with the redemption in-kind.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor their shareholders, nor the Surviving Series nor its shareholders, should recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)         The acquisition by the Surviving Series of all of the assets of the Acquired Series, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)         No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

8

(iii)        No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)        No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)         The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)        The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)       No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)        The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series will move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Acquired Series had net long-term capital loss carryforwards of $2,678,588. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Series may expire without being utilized. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series.

Reorganization Costs

The expenses of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Series all materials relating to the Reorganization, will be paid by MNA.

9

Security Valuation

The following information supplements and should be read in conjunction with the section in the Information Statement/Prospectus entitled “Determination of Net Asset Value (NAV)”.

The NAV per Share for each Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Series is determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Series NAV, the Series portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Series must use such security’s fair value as determined in good faith in accordance with the Series Valuation Procedures which are approved by the Board.

The value of each Series portfolio securities is based on such securities’ closing prices on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Each Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Series may fair value foreign equity portfolio securities each day the Series calculates its NAV. Accordingly, a Series NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Series portfolio securities may change on days when you will not be able to purchase or sell your Shares

Repositioning

The Underlying Fund is expected to reposition approximately 2% of its portfolio, and pay approximately $2,000 or $.0003 per share in brokerage and other transaction costs, in connection with the redemption in-kind, however, the actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, the portfolio holdings of the Underlying Fund, and the specific securities sold and/or transferred to the Underlying Fund.

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1

MANNING & NAPIER FUND, INC.

Target 2020 Series

Target 2025 Series

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Target 2020 Series and/or Target 2025 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”).

The Board of Directors of the Fund (the “Board”) has unanimously approved the reorganization (the “Reorganization”) of each Acquired Series into the Pro-Blend Moderate Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, subject to the approval of the shareholders of the Acquired Series.

You are being asked to approve the Reorganization of your Acquired Series, which would result in you becoming a shareholder of the Surviving Series. The Board recommends that you vote “FOR” the Reorganization of your Acquired Series.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus, and based on the recommendations of the Board, a special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held on August 28, 2020 at [11:00 a.m.] Eastern time so that Acquired Series shareholders may consider the Reorganization. The Special Meeting will be a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during a live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.

Important points for your consideration:

●

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and, together, the “Underlying Funds”).

●

Currently, the Target 2020 Series invests all of its assets in an Underlying Fund, the Blended Asset Moderate Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2020 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Moderate Series have historically been very similar. Below is a graphical illustration of the holdings of a Target 2020 Series’ shareholder before and after the Reorganization.

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●

Currently, the Target 2025 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Moderate Series. As stated above, the Blended Asset Moderate Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2025 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2025 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. The below is a graphical illustration of the holdings of a Target 2025 Series’ shareholder before and after the Reorganization.

●

Each Acquired Series and the Surviving Series are managed by a substantially similar team of investment professionals, and the Underlying Funds and the Surviving Series are managed by the same team of investment professionals.

●

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, Manning & Napier Advisors, LLC (“MNA”), the investment advisor to each Acquired Series, believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series.

●

The Reorganization will combine three smaller funds into one larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

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●

The total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target 2020 Series and Target 2025 Series.

●

The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.08% - 0.15% higher than those of each corresponding share class of the Target 2020 Series and between 0.06% - 0.13% higher than those of each corresponding share class of the Target 2025 Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

●

The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

●

It is expected that neither an Acquired Series nor its shareholders should recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. However, prior to the Reorganization, the Underlying Funds are expected to liquidate in a fully taxable transaction causing each Acquired Series to recognize gain or loss upon receiving the securities and cash of the Underlying Funds as part of the liquidation. To the extent the liquidation of the Underlying Funds causes an Acquired Series to recognize gain that is not offset by capital loss carryovers, the Acquired Series will be required to make a distribution immediately prior to the Reorganization that will be taxable to its shareholders as either an ordinary dividend or as a capital gain distribution.

●	The advisor of the Series, MNA, will pay all of the direct expenses of the Reorganization.

●	The Board has unanimously determined that the Reorganization will benefit each Acquired Series and its shareholders and recommends that you vote FOR the proposal.

If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about September 26, 2020, or such other date as the parties may agree. Upon the completion of the Reorganization of your Acquired Series, you will receive a number of full and fractional shares of the corresponding class of the Surviving Series having a total dollar value equal to the total dollar value of your Acquired Series shares immediately prior to the Reorganization, and you will become a shareholder of the Surviving Series.

The Acquired Series will be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote on the Internet, by phone or by mail today so that the maximum number of shares may be voted. Your vote is important no matter how many shares you own. If we do not receive your vote, you may be contacted by a representative of the Fund or its proxy solicitor, who will remind you to vote your shares and help you return your proxy. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.

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Voting is quick and easy. Everything you need is enclosed. Please vote on the Internet, by phone or by mail today.

Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

5

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

Target 2020 Series

Target 2025 Series

each a series of Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

To be held August 28, 2020

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Target 2020 Series and Target 2025 Series will be held at [11:00 a.m.], Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Series will separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.

To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2020 Series and Target 2025 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Moderate Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series. Shareholders of record as of the close of business on [record date] are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

Whether or not you plan to attend the Special Meeting in person, please vote your shares. To vote by mail please complete, date, and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. If you return a properly executed proxy card by mail and no instructions are marked on the proxy card, the proxy will vote your shares for the approval of the Reorganization. If you have returned a proxy card and are present at the Special Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Special Meeting, by itself, will not revoke a previously tendered proxy. You may also vote by telephone or Internet, as follows:

To vote by telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

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(2) Call the toll-free number that appears on your proxy card.

(3) Follow the simple instructions.

To vote by Internet

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Go to the Internet address that appears on your proxy card.

(3) Follow the simple instructions.

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business as may be properly brought before the Special Meeting or any adjournment(s) thereof.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitations of proxies.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting To Be Held on August 28, 2020.

You may access or download the Proxy Statement/Prospectus by visiting www.proxyvote.com and entering your unique voter identification number.

For additional voting information, shareholders should call 1-866-618-9320 Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PLEASE RESPOND – WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. YOUR VOTE IS IMPORTANT. WE ENCOURAGE YOU TO SUPPORT THE BOARD OF DIRECTORS’ RECOMMENDATION AND VOTE “FOR” THE APPROVAL OF THE REORGANIZATION OF YOUR ACQUIRED SERIES.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

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8

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information.

Why did you send me this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target 2020 Series and/or Target 2025 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”) as of [record date] (the “Record Date”) and have the right to vote on the very important proposal described herein concerning the Acquired Series. This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the proposal or investing in the Pro-Blend Moderate Term Series (the “Surviving Series”), a separate series of the Fund.

On what am I being asked to vote?

You are being asked to vote on the proposal for the reorganization of the Target 2020 Series and Target 2025 Series into the Pro-Blend Moderate Term Series (the “Reorganization”).

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series (“Acquired Series Shares”) would become a shareholder of the following shares of the Surviving Series (“Surviving Series Shares”):

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

Shareholders of each Acquired Series will vote separately on the Reorganization.

How will the Reorganization affect my account?

Your Acquired Series Shares are expected to be exchanged for an equivalent dollar amount of Surviving Series Shares. Your account registration and account options will remain the same unless you change them. The exchange should be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account should remain the same.

9

Is the approval or closing of the Reorganization of one Acquired Series conditioned on the approval or closing of the Reorganization of the other Acquired Series?

No. The approval or closing of the proposed Reorganization of one Acquired Series is not conditioned on the approval or closing of the proposed Reorganization of the other Acquired Series. Each proposed Reorganization is subject to certain closing conditions that must be satisfied or waived in order for the Reorganization to be completed. Although Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), the investment advisor to each Acquired Series and the Surviving Series, believes that it is unlikely, it is possible that the Reorganization of one Acquired Series is approved and closes while the Reorganization of the other Acquired Series is either not approved or does not close. Unless otherwise stated, the information on the estimated expenses of the combined fund presented in this Proxy Statement/Prospectus assumes that all Reorganizations are approved and completed.

What are the reasons for the proposed Reorganization?

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and, together, the “Underlying Funds”). The Target 2020 Series invests all of its assets in an Underlying Fund, the Blended Asset Moderate Series, which has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2020 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Moderate Series have historically been very similar.

The Target 2025 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Moderate Series. As stated above, the Blended Asset Moderate Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2025 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2025 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series.

Assuming both Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target 2020 Series and Target 2025 Series. The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.08% - 0.15% higher than those of each corresponding share class of the Target 2020 Series and between 0.06% - 0.13% higher than those of each corresponding share class of the Target 2025 Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. In total, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

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In considering the Reorganization, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Acquired Series and its shareholders. The Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Board consider?”

How do I vote?

You can vote in one of four ways:

●	By telephone (call the toll free number listed on your proxy card)

●	By Internet (log on to the Internet site listed on your proxy card)

●	By mail (using the enclosed postage prepaid envelope)

●	During the shareholder meeting scheduled to occur at [11:00 a.m.], Eastern Time, on August 28, 2020, via the Internet.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequent written, telephonic or electronic vote, or by attending the shareholder meeting and voting in person.

Whom should I call if I have questions?

If you have questions about the proposal or voting procedures, please call the Fund’s proxy solicitor toll-free at 1-866-618-9320. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

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SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROXY STATEMENT/PROSPECTUS

June [XX], 2020

Special Meeting of Shareholders of

Target 2020 Series

Target 2025 Series

each a Series of

Manning & Napier Fund, Inc.

Scheduled for August 28, 2020

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Target 2020 Series	Pro-Blend Moderate Term Series
Target 2025 Series
(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of Target 2020 Series and Target 2025 Series (each, an “Acquired Series”), each a series of Manning & Napier Fund, Inc. (the “Fund”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for the Pro-Blend Moderate Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), each a separate series of the Fund.

A special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held at [11:00 a.m.], Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Acquired Series will be asked to separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1

To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2020 Series and Target 2025 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Moderate Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

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Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of any other Acquired Series. For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are two separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series would become a shareholder of the following shares of the Surviving Series:

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

The total dollar value of the shares of the Surviving Series (“Surviving Series Shares”) that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series (“Acquired Series Shares”) that shareholders hold immediately prior to the Reorganization. The Reorganization should be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax as a direct result of the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, including a discussion of the tax consequences of any distributions you may receive from an Acquired Series in connection with the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind” below.

The Board of the Fund has fixed the close of business on [record date] as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of an Acquired Series on the Record Date will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [mail date] to all shareholders eligible to vote on the Proposal.

The Board has unanimously approved the Plan of Reorganization and has determined that each Acquired Series’ Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Board recommends that shareholders of each Acquired Series vote FOR the Proposal. If shareholders of an Acquired Series do not approve the Proposal, the Board will consider what further action is appropriate for the Acquired Series.

TO OBTAIN MORE INFORMATION

 The following documents contain additional information about the Series:

1.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Acquired Series (the “Acquired Series Prospectus”);

2.	Supplement dated April 15, 2020 to the Acquired Series Prospectus.

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3.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Surviving Series (the “Surviving Series Prospectus,” and together with the Acquired Series Prospectus, the “Prospectuses”);

4.	Supplement dated April 15, 2020 to the Surviving Series Prospectus.

5.	Statement of Additional Information dated March 1, 2020 for both the Acquired Series and Surviving Series (the “SAI”);

6.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

7.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended October 31, 2019;

8.

The audited financial statements and related report of the independent public accounting firm included in the Underlying Funds (as defined below) Annual Report to Shareholders for the fiscal year ended October 31, 2019; and

9.

The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”).

The financial highlights for the Surviving Series contained in the Surviving Series Annual Report are included in this Proxy Statement/Prospectus as Appendix A. No financial highlights are presented for the Class Z Shares because they were not active as of the date of this Proxy Statement/Prospectus.

A copy of the Surviving Series Prospectus and each supplement thereto accompanies this Proxy Statement/Prospectus, and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Acquired Series Prospectus and each supplement thereto and the Statement of Additional Information dated [DATE] 2020 relating to this Proxy Statement/Prospectus (the “Merger SAI”) are also incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the documents listed above may be obtained by calling 1-800-466-3863, by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450, or on the internet at www.manning-napier.com/documents. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

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By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the documents listed above is 811-04087. The file number for the Merger SAI is [SEC file number].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

15

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 SUMMARY OF THE PROPOSED REORGANIZATION

How will the Reorganization take effect?

As “fund of funds,” each Acquired Series invests substantially all of its assets in, and seeks to achieve its investment objective and policies and implements its investment strategies by investing in, one or more underlying mutual funds, the Blended Asset Moderate Series and Blended Asset Extended Series (each, an “Underlying Fund” and, together, the “Underlying Funds”). The Target 2020 Series invests all of its assets in the Blended Asset Moderate Series, and the Target 2025 Series invests approximately 75% of its assets in the Blended Asset Moderate Series and 25% of its assets in the Blended Asset Extended Series. The Blended Asset Moderate Series has substantially the same principal investment strategies and risks, as well as a substantially similar investment portfolio, as the Surviving Series. The Blended Asset Extended Series has principal investment strategies and risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. The Blended Asset Extended Series has historically had a similar investment portfolio as the Surviving Series.

If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its shares in the Underlying Fund(s) prior to the Reorganization and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to the plan of liquidation of the Underlying Fund(s). To facilitate this redemption in-kind and ultimate transfer of these portfolio securities to the Surviving Series in connection with the Reorganization, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind by the Acquired Series. As of the date of this Prospectus/Proxy Statement, the Underlying Funds are expected to reposition approximately between 5%-8% of their portfolios, and pay approximately $8,000 ($0.0008 per share) for Blended Asset Moderate Series and $17,000 ($0.0011 per share) for the Blended Asset Extended Series in brokerage and other transaction costs, in connection with the Reorganization. The actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, and the portfolio holdings of the Underlying Fund at the time of the Reorganization. Any capital gains realized by an Underlying Fund, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Fund, and those distributions would be taxable to the Acquired Series.

Each Acquired Series will recognize gain or loss upon the redemption in-kind of its shares of its Underlying Fund(s). Any gain or loss realized upon such redemption of its shares of the Underlying Fund(s) will be treated as long-term or short-term capital gain or loss depending on whether such shares have been held for more than twelve months. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received by the Acquired Series and the Acquired Series’ basis in its shares of its Underlying Fund(s).

After the redemption in-kind by each Acquired Series, each Acquired Series will directly hold a portfolio of cash and securities that will be consistent with the investment objectives, strategies and risks of the Surviving Series and this portfolio of cash and securities will be acquired by the Surviving Series as part of the Reorganization. The Underlying Funds will be liquidated as part of the redemption in-kind.

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The steps that the Acquired Series will take to implement the Reorganization are illustrated in the chart below.

Who will manage the Surviving Series following the Reorganization?

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), located at 290 Woodcliff Drive, Fairport, NY 14450, serves as the investment advisor to the Acquired Series and the Surviving Series. A substantially similar team of portfolio managers is responsible for managing the Acquired Series and the Surviving Series, and is expected to continue to manage the Surviving Series following the Reorganization.

Due to a recent change in control of MNA, MNA is providing its investment advisory services to the Series pursuant to an interim investment advisory agreement, dated May 11, 2020. As a shareholder of the Acquired Series, you will be asked to vote on the approval of a new investment advisory agreement between your Acquired Series and MNA at a separate shareholder meeting of your Acquired Series and pursuant to a separate shareholder notice and proxy statement.

For more information about MNA and the Series’ portfolio managers, please see the Prospectuses.

What are the tax consequences of the Reorganization?

The Reorganization should qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders should not, and the Acquired Series generally should not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind.”

How do the Series’ investment objectives compare?

The investment objective of each Acquired Series is substantially similar to that of the Surviving Series. The investment objective of each Acquired Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The investment objective of the Surviving Series is to provide equal emphasis on long-term growth of capital and preservation of capital. The investment objectives of each Acquired Series and the Surviving Series are non-fundamental and, therefore, can be changed by the Board without shareholder approval. If there is a material change in a Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

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How do the Series’ fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold Class I, Class K or Class R shares of an Acquired Series and Class I, Class S or Class R shares of the Surviving Series. These fees and expenses are based on each Series’ average net assets for the six-month period ended April 30, 2020.

As shown below, assuming both Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target 2020 Series and Target 2025 Series. Assuming both Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.08% - 0.15% higher than those of each corresponding share class of the Target 2020 Series and between 0.06% - 0.13% higher than those of each corresponding share class of the Target 2025 Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

The total annual fund operating expenses shown in the table below assume each Acquired Series approves the Reorganization, which is the most likely scenario to occur. Because the approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series, other Reorganization scenarios are possible (e.g., Target 2020 Series is the only Acquired Series to approve the Reorganization). While these other scenarios are possible, they are not expected to result in total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) being paid by shareholders of each class of the Surviving Series that are higher than those shown in the table below, except for the Surviving Series’ Class R Shares in one possible scenario. If the Target 2020 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) of the Surviving Series’ Class R Shares would be 0.02% higher than the fees shown in the table below.

Each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund. This indirect investment advisory fee expense is included as part of an Acquired Series’ acquired fund fees and expenses (AFFE). Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series.

	Target 2020 Series (Acquired Series)			Target 2025 Series (Acquired Series)			Pro-Blend Moderate Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None

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Current Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

	Target 2020 Series (Acquired Series)			Target 2025 Series (Acquired Series)			Pro-Blend Moderate Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.51%	0.41%	0.38%	0.49%	0.37%	0.35%	0.28%	0.23%	0.29%
Acquired Fund Fees and Expenses (AFFE)	0.50%	0.50%	0.50%	0.52%	0.52%	0.52%	None	None	None
Total Annual Fund Operating Expenses	1.01%[4]	1.16%[4]	1.38%[4]	1.01%[4]	1.14%[4]	1.37%[4]	0.88%[5]	1.08%[5]	1.39%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.31%)[6]	(0.21%)[6]	(0.18%)[6]	(0.29%)[6]	(0.17%)[6]	(0.15%)[6]	(0.03%)[7]	None	(0.04%)[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%[4]	0.95%[4]	1.20%[4]	0.72%[4]	0.97%[4]	1.22%[4]	0.85%[5]	1.08%[5]	1.35%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only the Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by each Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

7	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.85% of the average daily net assets of the Class S, Class I and Class R shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Surviving Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

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	Target 2020 Series (Acquired Series)			Target 2025 Series (Acquired Series)			Pro-Blend Moderate Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None

Annual Fund Operating Expenses Assuming All Reorganizations Are Approved

Expenses you pay each year as a % of the value of your investment

	Target 2020 Series (Acquired Series)			Target 2025 Series (Acquired Series)			Pro-Blend Moderate Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.51%	0.41%	0.38%	0.49%	0.37%	0.35%	0.29%	0.22%	0.18%
Acquired Fund Fees and Expenses (AFFE)	0.50%	0.50%	0.50%	0.52%	0.52%	0.52%	None	None	None
Total Annual Fund Operating Expenses	1.01%[4]	1.16%[4]	1.38%[4]	1.01%[4]	1.14%[4]	1.37%[4]	0.89%[5]	1.07%[5]	1.28%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.31%)[6]	(0.21%)[6]	(0.18%)[6]	(0.29%)[6]	(0.17%)[6]	(0.15%)[6]	(0.04%)[7]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%[4]	0.95%[4]	1.20%[4]	0.72%[4]	0.97%[4]	1.22%[4]	0.85%[5]	1.07%[5]	1.28%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020. The pro forma Other Expenses of the Surviving Series are based on pro-forma combined assets as of April 30, 2020 and assume the consummation of the Reorganization.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only each Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

7	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.85% of the average daily net assets of the Class S, Class I and Class R shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Surviving Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

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Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Series. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same (taking into account the contractual expense limitations). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target 2020 Series (Acquired Series)
Class I	$72	$225	$391	$871
Class K	$97	$303	$526	$1,167
Class R	$122	$381	$660	$1,455
Target 2025 Series (Acquired Series)
Class I	$74	$231	$401	$896
Class K	$99	$309	$536	$1,189
Class R	$124	$387	$670	$1,477
Pro-Blend Moderate Term Series (Surviving Series)
Class I	$87	$271	$471	$1,048
Class S	$110	$343	$595	$1,317
Class R	$137	$427	$739	$1,623

Pro-Forma Examples Assuming All Reorganizations are Approved

	1 year	3 years	5 years	10 years
Target 2020 Series (Acquired Series)
Class I	$72	$225	$391	$871
Class K	$97	$303	$526	$1,167
Class R	$122	$381	$660	$1,455
Target 2025 Series (Acquired Series)
Class I	$74	$231	$401	$896
Class K	$99	$309	$536	$1,189
Class R	$124	$387	$670	$1,477
Pro-Blend Moderate Term Series (Pro forma combined assuming all Reorganizations are approved)
Class I	$87	$271	$471	$1,048
Class S	$109	$340	$589	$1,304
Class R*	$130	$405	$701	$1,544

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* If the Target 2020 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the example numbers for the Surviving Series’ Class R Shares would be as follows:

	1 year	3 years	5 years	10 years
Class R	$132	$411	$712	$1,568

Portfolio Turnover

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance. The following table sets forth the portfolio turnover rate of each Series, as a percentage of the average value of each Series’ portfolio, during the fiscal year ended October 31, 2019. For comparison purposes, the portfolio turnover rates of the Underlying Funds are also provided.

Series	Portfolio Turnover Rate
Target 2020 Series	17%
Target 2025 Series	20%
Blended Asset Moderate Series	88%
Blended Asset Extended Series	84%
Pro-Blend Moderate Term Series	53%

How do the Series’ investment programs compare?

Surviving Series

The Surviving Series is an asset allocation fund that is part of Manning & Napier’s suite of Pro-Blend Series, which is a suite of funds that offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. The Pro-Blend Series are designed to allow an investor to determine which Pro-Blend Series best suits his or her current risk tolerance and investment time horizon, then decide when to move to a different Pro-Blend Series as his or her personal situation changes over the years (as opposed to the Target Date Series described below, which have asset allocation strategies that generally become more conservative over time). Each Pro-Blend Series invests directly in a combination of equity, fixed income and cash investments and is managed according to its specific goals and risk tolerances.

The Surviving Series is designed to be the second most conservative of the Pro-Blend Series. As compared to the other Pro-Blend Series, the Surviving Series has a slightly greater emphasis on income and capital preservation and generally has a relatively higher percentage of its portfolio being invested in fixed income investments. The words “Moderate Term” in the Surviving Series’ name describe the investment horizon of those investors who may want to consider investing in the Surviving Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Acquired Series

Each Acquired Series is part of Manning & Napier’s suite of Target Date Series, which are designed to offer investors a professionally managed investment plan that simplifies the investment management of an investor’s assets prior to, and continuing after, the investor’s retirement or other investment goal. The main component of the investment program of the Acquired Series is the ongoing reallocation of the investor’s assets among various asset classes, including equity, fixed income and cash investments.

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Each Acquired Series has a distinct target asset allocation range based on its investment goals and risk tolerances. The target asset allocation of the Acquired Series varies over time, becoming generally more conservative as the target date approaches, and for five years following, the target date, in accordance with a predetermined “glide range.”

MNA, as the investment advisor of the Acquired Series, implements asset allocation decisions for the Acquired Series through their investment in one or more of the Underlying Funds, mutual funds that are part of Manning & Napier’s suite of Blended Asset Series, which is a suite of funds that is substantially similar to the Pro-Blend Series in that they offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. In fact, the Blended Asset Series were created to mirror the Pro-Blend Series, and prior to October 13, 2017, MNA implemented asset allocation decisions for the Acquired Series through their investment in one or more Pro-Blend Series. Currently, the Target 2020 Series is invested entirely in the Blended Asset Moderate Series and the Target 2025 Series invests approximately 75% of its assets in the Blended Asset Moderate Series and 25% of its assets in the Blended Asset Extended Series.

How do the Series’ principal investment strategies compare?

Each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its principal investment strategies by investing in one or more of the Underlying Funds. The Target 2020 Series is entirely invested in the Blended Asset Moderate Series and the Target 2025 Series invests approximately 75% of its assets in the Blended Asset Moderate Series and 25% of its assets in the Blended Asset Extended Series. As a result, the table below compares each of the Blended Asset Moderate Series’ and Blended Asset Extended Series’ principal investment strategies with the principal investment strategies of the Surviving Series, the Pro-Blend Moderate Term Series.

Blended Asset Moderate Series compared to the Pro-Blend Moderate Term Series

The Blended Asset Moderate Series is designed to be the second most conservative of the Blended Asset Series and has principal investment strategies and principal risks that are substantially the same as the Surviving Series. Due to the Blended Asset Moderate Series and Surviving Series having substantially the same principal investment strategies, they allocate investments across asset classes in substantially the same manner, as shown below. This information is provided as of October 31, 2019.

The only differences between the Blended Asset Extended Series’ and Surviving Series’ principal investment strategies, which are immaterial, are noted in italics.

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	Blended Asset Moderate Series (Underlying Fund)	Pro-Blend Moderate Term Series (Surviving Series)
Principal Investment Strategies

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●    it no longer fits the Series’ investment strategies or valuation discipline;

●    it has reached the Advisor’s target sell price; or

●    a more attractive investment opportunity is identified.

The word “Moderate” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●    it no longer fits the Series’ investment strategies or valuation discipline;

●    it has reached the Advisor’s target sell price; or

●    a more attractive investment opportunity is identified.

The words “Moderate Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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Blended Asset Extended Series compared to the Pro-Blend Moderate Term Series

The Blended Asset Extended Series is designed to be the second most aggressive of the Blended Asset Series and, as a result, has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. For example, the Blended Asset Extended Series allocates approximately 40% to 70% of the Series’ assets to equity securities. In comparison, the Surviving Series has historically allocated between 18% and 56% of its assets to equity securities. In addition, the Blended Asset Extended Series principally invests in long-term fixed income securities that have maturities of 7 to 20 years, whereas the Surviving Series principally invests in intermediate to long-term fixed income securities that have maturities of 5 to 10 years. Accordingly, while there are certain principal investment strategy differences between the Blended Asset Extended Series and the Surviving Series, overall the two Series have similar principal investment strategies and principal risks. In fact, historically, the Blended Asset Extended Series and the Surviving Series have both similarly allocated their investments across sectors and their investment portfolios have substantially similar top-ten holdings. Below is a comparison of each of the Blended Asset Extended Series’ and Pro-Blend Moderate Term Series’ asset class allocation as of October 31, 2019.

Due to its allocations to both the Blended Asset Moderate Series and Blended Asset Extended Series, the Target 2025 Series currently allocates 25% to 63% of its assets to equity securities. As a result of the Reorganization, shareholders of the Target 2025 Series will be fully invested in the Surviving Series and its slightly less aggressive asset allocation to equity securities. Below is a comparison of the Target 2025 Series’ allocation to equity investments, through its investments in both the Blended Asset Moderate Series and Blended Asset Extended Series, against the equity allocation of the Surviving Series, the Pro-Blend Moderate Term Series. This information reflects the current allocation range for the Target 2025 Series, which becomes more conservative over time as the target date approaches.

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The material differences in the principal investment strategies of the Blended Asset Extended Series and the Surviving Series are noted in italics below. When reviewing the below, keep in mind that the Target 2025 Series’ current allocation to the Blended Asset Extended Series is only 25% of its assets.

	Blended Asset Extended Series (Underlying Fund)	Pro-Blend Moderate Term Series (Surviving Series)
Principal Investment Strategies

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The word “Extended” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The words “Moderate Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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For more information regarding the principal investment strategies of the Acquired Series, the Underlying Funds and the Surviving Series, please see the Prospectuses.

How do the Series’ principal risks compare?

Because each Acquired Series invests exclusively in one or more of the Underlying Funds, the principal risks of investing in each Acquired Series are the same as the principal risks of its Underlying Fund(s). The principal risks of each Underlying Fund are identical to those of the Surviving Series because of the similarities between their principal investment strategies as shown above.

The principal risks of the Surviving Series are described below.

As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

●	U.S. and/or foreign stock or bond markets decline.

●	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

●	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

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●	Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

●	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

●	An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

●	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
●	The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
●	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

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High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

●	High-yield securities may underperform other sectors of the bond market, or the market as a whole.
●	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
●	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
●	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

●	Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

●	Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

●	Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

●	The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

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Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Prospectuses.

How does the Series’ performance compare?

Performance information for the Acquired Series and the Surviving Series is presented below. The Surviving Series will be the performance and accounting survivor of the Reorganization.

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Target 2020 Series and Surviving Series for each of the last ten calendar years and of the Target 2025 Series for each of the last seven calendar years. The total return tables show how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Target 2020 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2020 Series by showing changes in the performance of the Class K shares of the Series for each of the last ten calendar years.

Calendar Years Ended December 31

YEARS 31

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2020 Series was (5.64)%.

Best quarter: (quarter ended 09/30/2010): 8.79%

Worst quarter: (quarter ended 09/30/2011): (10.53)%

The total return table below shows how the average annual total returns for the Target 2020 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2020 Index, and a 2020 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2020 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2020 Composite Benchmark were as follows: Russell 3000® Index (31%), MSCI ACWI ex USA Index (10%) and Bloomberg Barclays U.S. Aggregate Bond Index (59%). The 2020 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class K Shares
Return Before Taxes	16.52%	4.41%	6.33%
Return After Taxes on Distributions	15.91%	3.57%	5.03%
Return After Taxes on Distributions and Sale of Series Shares	9.85%	3.21%	4.81%
Class I Shares — Return Before Taxes	16.93%	4.67%	6.60%
Class R Shares — Return Before Taxes	16.29%	4.15%	6.07%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2020 Index	16.52%	6.16%	7.55%
2020 Composite Benchmark[1]	16.81%	6.08%	7.32%

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Target 2025 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2025 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

Calendar Years Ended December 31

YEARS 31

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2025 Series was (6.00)%.

Best quarter: (quarter ended 03/31/2019): 7.84%

Worst quarter: (quarter ended 09/30/2015): (7.24)%

The total return table shows how the average annual total returns for the Target 2025 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2025 Index, and a 2025 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2025 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2025 Composite Benchmark were as follows: Russell 3000® Index (34%), MSCI ACWI ex USA Index (12%), and Bloomberg Barclays U.S. Aggregate Bond Index (54%). The 2025 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

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Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	17.54%	4.73%	7.50%
Return After Taxes on Distributions	16.98%	3.90%	6.40%
Return After Taxes on Distributions and Sale of Series Shares	10.47%	3.46%	5.63%
Class I Shares — Return Before Taxes	17.90%	4.99%	7.71%
Class R Shares — Return Before Taxes	17.30%	4.47%	7.28%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2025 Index	18.38%	6.73%	8.76%
2025 Composite Benchmark[2]	17.73%	6.41%	7.77%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2025 Composite Benchmark are calculated from June 30, 2012.

Pro-Blend Moderate Term Series (Surviving Series)

The bar chart shows the variability in the performance of the Pro-Blend Moderate Term Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years.

Calendar Years Ended December 31

The year-to-date total return as of March 30, 2020 for the Class S shares of the Pro-Blend Moderate Series was (6.27)%.

Best quarter: (quarter ended 09/30/2010): 7.67%

Worst quarter: (quarter ended 09/30/2011): (8.78)%

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The total return table shows how the average annual total returns for the Pro-Blend Moderate Series for different periods compare to those of a broad-based securities index and a 30/10/30/30 Blended Index, 30% of which is the Russell 3000® Index, 10% of which is the MSCI ACWI ex USA Index, 30% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, and 30% of which is the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index. The 30/10/30/30 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	16.14%	4.33%	5.88%
Return After Taxes on Distributions	14.67%	3.25%	4.71%
Return After Taxes on Distributions and Sale of Series Shares	10.28%	3.13%	4.44%
Class I Shares — Return Before Taxes	16.40%	4.57%	6.12%
Class R Shares — Return Before Taxes[1]	15.87%	4.07%	5.58%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	8.72%	3.05%	3.75%
30/10/30/30 Blended Index[1]	15.91%	5.77%	6.76%

1 The Surviving Series’ Class R Shares commenced operations on June 30, 2010 and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date.

How do the Series’ purchase, redemption and exchange policies compare?

The procedures for purchasing, redeeming and exchanging shares of the Surviving Series are the same as the procedures applicable to each Acquired Series. You may continue to purchase, redeem and exchange shares of the Acquired Series prior to the Reorganization.

For more information on these policies, please see the Prospectuses.

How do the Series’ distribution and shareholder services arrangements compare?

Class K Shares and Class R Shares of each Acquired Series and Class S Shares and Class R Shares of the Surviving Series are subject to a 12b-1 Fee in an annual amount of up to 0.25% of the Class S Shares’ and Class K Shares’ average daily net assets and 0.50% of the Class R Shares’ average daily net assets in accordance with the Fund’s Amended and Restated Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Each Series’ Rule 12b-1 fee is governed by the same Rule 12b-1 Plan. The 12b-1 Fee may be used to compensate financial intermediaries for providing distribution services to the Series, in addition to compensating financial intermediaries in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K Shares and Class R Shares of the Acquired Series and Class S Shares and Class R Shares of the Surviving Series.

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The Rule 12b-1 Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Fund’s Distributor (as defined below) or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, overtime these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Each Series may also enter into agreements with financial intermediaries pursuant to which the Series may pay financial intermediaries for non-distribution services, such as sub-transfer agency, administrative, sub-accounting, and shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Class I, Class K and Class R Shares of each Acquired Series and Class I, Class S and Class R Shares of the Surviving Series. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, the 12b-1 Fee.

For more information on the Series’ distribution and shareholder services arrangements, please see the Prospectuses.

How do the Series’ distributors compare?

Manning & Napier Investor Services, Inc. (the “Distributor”) is the distributor and principal underwriter for shares of both the Surviving Series and the Acquired Series. The Distributor is located at 290 Woodcliff Drive, Fairport, NY 14450. The Distributor is a member of the Financial Industry Regulatory Authority, Inc.

How do the Series’ other service providers compare?

The Series’ other service providers are the same. The following table identifies the other principal service providers of the Series:

Accounting Services/Administrator	Manning & Napier Advisors, LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	The Bank of New York Mellon
Auditor	PricewaterhouseCoopers LLP

How do the Series’ dividend and distribution policies compare?

Each Series generally pays dividends twice a year, in June and December, and makes distributions of its net capital gains, if any, once a year, typically in December.

For more information on these policies, please see the Prospectuses.

How do the Series’ fundamental and non-fundamental investment policies compare?

The Series’ fundamental investment policies are the same and non-fundamental investment policies are substantially similar. The Surviving Series’, however, have additional non-fundamental policies with respect to purchasing securities on margin and investing in securities of other investment companies and warrants as described below. Such additional policies do not materially impact the operations of the Surviving Series and can be changed at any time by the Board.

The fundamental policies of the Underlying Funds and the Surviving Series are substantially the same, except that the Surviving Series’ fundamental policies on making loans and purchasing and selling commodities and real estate are more restrictive than the corresponding fundamental policies of the Underlying Funds. Notwithstanding these differences, neither the Underlying Funds nor the Surviving Series make loans or purchase or sell commodities or real estate as part of their principal investment strategies.

Non-fundamental policies may be changed without shareholder approval.

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 Non-Fundamental Policies

	Target 2020 Series and Target 2025 Series (Acquired Series)	Pro-Blend Moderate Term Series (Surviving Series)	Impact of Differences
Purchasing Securities on Margin	None	The Series may not purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Surviving Series’ limitation on purchasing securities on margin does not materially impact the operations of the Surviving Series because purchasing securities on margin is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not purchase securities on margin as part of their principal investment strategies.
Investments in Securities of Other Investment Companies	None	Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.	None. Notwithstanding the fact that each Acquired Series has not adopted this same investment limitation, each Acquired Series (and each Underlying Fund) is in fact also permitted to investment in other investment companies only to the extent permitted by the 1940, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.
Investments in Warrants	None	The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants, which are not listed on the NYSE or the NYSE American.	The Surviving Series’ limitation on investments in warrants does not materially impact the operations of the Surviving Series because investments in warrants is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not make investments in warrants as part of their principal investment strategies.

For more information on the Series’ fundamental and non-fundamental investment policies, please see the SAIs.

How do the rights of the Series’ shareholders compare?

The rights of the shareholders of the Acquired Series and the rights of the shareholders of the Surviving Series are the same.

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Plan of Reorganization provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Series by the Surviving Series solely in exchange for corresponding shares of the Surviving Series; (b) the distribution of such shares to the shareholders of each Acquired Series; and (c) the liquidation and termination of the Acquired Series.

Each shareholder of Class K Shares, Class I Shares and Class R Shares of each Acquired Series will hold, immediately after the closing of the Reorganization, Class S Shares, Class I Shares and Class R Shares, respectively, of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of each Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the Acquired Series and the Surviving Series or by one party on certain grounds.

Expenses of the Reorganization

All direct expenses of the Reorganization will be paid by MNA.

Tax Considerations of the Reorganization and the Redemptions In Kind

The Reorganization should qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the applicable Acquired Series should recognize gain or loss as a direct result of the Reorganization of the Acquired Series, and that the aggregate tax basis of the Surviving Series shares that you receive in the Reorganization should equal the aggregate tax basis of the Acquired Series shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, each Acquired Series will declare and pay a distribution to its shareholders shortly before the applicable Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. Such distribution will include any income or capital gain an Acquired Series recognizes as of the redemption of the Underlying Fund shares held by the Acquired Series prior to the Reorganization. If you hold shares in an Acquired Series when it makes such a distribution, the distribution may change the amount, timing and character of taxable income that you realize in respect of your Acquired Series shares as compared to the amount, timing and character of income you would have realized had the applicable Reorganization not occurred. Furthermore, as described in greater detail below, to the extent an Acquired Series redeems its interest in an Underlying Fund and no Acquired Series owns 80% or more of such Underlying Fund, the corresponding liquidation of such Underlying Fund will cause the Underlying Fund's capital losses that are not used prior to such liquidation to be permanently lost.

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As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)       The acquisition by the Surviving Series of all of the assets of the Acquired Series, as provided for in the Plan of Reorganization, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)      No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)     No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of all of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)     No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Plan of Reorganization) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)      The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)     The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)    No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)      The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series Shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

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No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

In addition, in connection with the redemption of shares of the Underlying Fund(s) by an Acquired Series, the Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption in-kind will be treated as capital gain or loss, and will be long-term capital gain or loss if the shares of an Underlying Fund held by each Acquired Series have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for the shares of an Underlying Fund held by the Acquired Series and each Acquired Series’ basis in such shares. As of [DATE], the Target 2020 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share] and the Target 2025 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share].

In addition, immediately prior to the Closing Date, each Acquired Series will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Series shareholders all of the Acquired Series’ investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date, which will include such items of income and gain with respect to the realignment of each Underlying Fund’s portfolio and the redemption-in kind transactions with respect to each Underlying Fund. Any such distribution generally will be taxable to Acquired Series shareholders. As of [DATE], the estimated tax impact of such distributions are expected to be [$XX and $XX per share] for the Target 2020 Series and [$XX and $XX per share] for the Target 2025 Series.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series should move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Target 2020 Series and Target 2025 Series had net long-term capital loss carryforwards of $ 3,372,013 and $0, respectively. These carryforwards may be fully utilized or materially increased due to the recognition of additional gains or losses by an Acquired Series from October 31, 2019 through the Reorganization. In particular, prior to the Reorganization each Acquired Series is expected to recognize material gains or losses upon the redemption of the Underlying Fund shares held by each such Acquired Series. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series. In addition, each Acquired Series is expected to have a fair-market-value basis in the securities received from an Underlying Fund and such basis is expected to carry over to the Surviving Series in the Reorganization. The volatility in the market, however, may cause the value of such securities to vary significantly during the short period subsequent to the in-kind redemption from the Underlying Funds and prior to the Reorganization, causing the Acquired Series to have a net-unrealized built-in gain or loss in such securities that will carry over to the Surviving Series. To the extent the Surviving Series sells such securities, the Surviving Series would be expected to recognize the unrealized built-in gain or loss, which may impact the amount of losses that can be utilized in a tax year.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

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Capitalization

The following table shows the capitalization of the Class K Shares, Class I Shares and Class R Shares of each Acquired Series as of April 30, 2020 and of the Class S Shares, Class I Shares and Class R Shares of the Surviving Series on a pro forma combined basis (unaudited) as of April 30, 2020, giving effect to the Reorganization. The capitalization table assumes all Reorganizations are approved and completed. The following is an example of the number of Surviving Series Shares that would be exchanged for Acquired Series Shares if the Reorganization was consummated on April 30, 2020, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

The capitalizations of each Acquired Series Shares and the Surviving Series Shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Series Capitalization as of April 30, 2020	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target 2020 Series – Class I Shares	$ 4,074,530	392,493	$ 10.38
Target 2020 Series – Class K Shares	$ 37,469,416	3,635,183	$ 10.31
Target 2020 Series – Class R Shares	$ 14,894,533	1,468,003	$ 10.15
Subtotal	$ 56,438,479
Target 2025 Series – Class I Shares	$ 1,468,349	111,356	$ 13.19
Target 2025 Series – Class K Shares	$ 44,798,183	3,397,892	$ 13.18
Target 2025 Series – Class R Shares	$ 25,144,368	1,904,910	$ 13.20
Subtotal	$ 71,410,900
Surviving Series
Pro-Blend Moderate Term Series – Class I Shares	$ 91,071,147	9,320,698	$ 9.77
Pro-Blend Moderate Term Series – Class S Shares	$ 180,564,098	13,180,006	$ 13.70
Pro-Blend Moderate Term Series – Class R Shares	$ 7,584,133	727,984	$ 10.42
Pro-Blend Moderate Term Series – Class L Shares	$ 92,010,585	9,274,185	$ 9.92
Pro-Blend Moderate Term Series – Class W Shares	$ 255,503	18,558	$ 13.77
Subtotal	$ 371,485,466
Surviving Series - Pro Forma
Pro-Blend Moderate Term Series – Class I Shares	$ 96,614,025	9,888,034	$ 9.77
Pro-Blend Moderate Term Series – Class S Shares	$ 262,831,697	19,184,940	$ 13.70
Pro-Blend Moderate Term Series – Class R Shares	$ 47,623,034	4,570,489	$ 10.42
Pro-Blend Moderate Term Series – Class L Shares	$ 92,010,585	9,274,185	$ 9.92
Pro-Blend Moderate Term Series – Class W Shares	$ 255,503	18,558	$ 13.77
Total	$ 499,334,845

What is the Board’s recommendation?

At meetings held on February 13, 2020 and April 22, 2020 (collectively, the “Board Meeting”), after consideration of such factors and information it considered relevant (see below), the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Board is therefore recommending that each Acquired Series’ shareholders vote FOR the Plan of Reorganization.

What factors did the Board consider?

At the Board Meeting, the Board met with representatives of MNA to discuss the Reorganization. MNA advised the Board that the Reorganization is being proposed because each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. MNA also advised the Board that the proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds and the larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. MNA presented information to the Board that compared each Acquired Series’ performance, fees and expenses, investment objectives, strategies and risks and portfolio holdings to those of the Surviving Series. MNA also presented information to the Board regarding the terms and conditions of the Plan of Reorganization, the expected tax consequences of the Reorganization and the costs to be incurred by the Series in connection with the Reorganization.

In considering the proposed Reorganization, the Board took into account a number of factors, including, but not limited to:

1.	The Target 2020 Series invests all of its assets in an Underlying Fund, the Blended Asset Moderate Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2020 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Moderate Series have historically been very similar and differ only with respect to position sizes.

2.	The Target 2025 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Moderate Series. As stated above, the Blended Asset Moderate Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2025 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2025 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series.

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3.	The Series’ portfolio management teams are substantially similar. Christian A. Andreach, Ebrahim Busheri, and Marc Tommasi are jointly and primarily responsible for the day-to-day management of each Acquired Series and the Surviving Series, and the portfolio managers are expected to continue to manage the Surviving Series following the Reorganization. The Surviving Series has one additional portfolio manager, Marc Bushallow. The Underlying Funds have the same portfolio management team as the Surviving Series.

4.	Assuming both Acquired Series’ shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of the Target 2020 Series and Target 2025 Series.

5.	Assuming both Acquired Series’ shareholders approve the Reorganization, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.08% - 0.15% higher than those of each corresponding share class of the Target 2020 Series and between 0.06% - 0.13% higher than those of each corresponding share class of the Target 2025 Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

6.	Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series as opposed to the current arrangement where each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund.

7.	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA no longer believes that each Acquired Series is an economically viable stand alone investment solution for shareholders and that a merger into the Surviving Series would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series due to the similarities of each Series’ investment objective, strategies and risks.

8.	The Board’s determination in connection with the 2019 annual renewal of the Surviving Series’ investment advisory agreement that the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series were reasonable based on the Board’s review of a comparison and ranking (on both a mean and median basis) of such fees against a peer universe that included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database.

9.	The fee payable pursuant to the Surviving Series’ 12b-1 Plan is the same as the fee payable pursuant to each Acquired Series’ 12b-1 Plan.

10.	The Reorganization will combine three smaller funds into one larger fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

11.	The Reorganization should qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and, therefore, shareholders generally should not recognize gain or loss for federal income tax purposes on the exchange of Acquired Series Shares for Surviving Series Shares.

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12.	The expected tax consequences of each Acquired Series’ redemption in-kind from the Underlying Funds and that a majority of each Acquired Series’ shareholders hold their shares in a tax-advantaged account.

13.	Shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from each Acquired Series at any time before the Reorganization.

14. MNA will bear all the costs of the Reorganization, other than brokerage or similar costs or transfer taxes incurred on purchases and sales of portfolio securities in connection with the Reorganization and other tax costs, if any, of the sale of portfolio securities of each Acquired Series or an Underlying Fund.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Board, when considering the totality of the information presented at the Board Meeting and prior Board meetings, the Board, including a majority of its Independent Directors, determined that the Reorganization would be in the best interests of each Acquired Series and its shareholders, and that the interests of the shareholders of each Acquired Series would not be diluted as a result of the Reorganization.

The Board, including a majority of its Independent Directors, also determined that the Reorganization would be in the best interests of the Surviving Series and its shareholders, and that the interests of the shareholders of the Surviving Series would not be diluted as a result of the Reorganization.

What is the required vote?

With respect to each Acquired Series, approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Board, in consultation with the Advisor, will determine what additional action, if any, should be taken, including consideration of the liquidation of each Acquired Series.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

Each Acquired Series has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $25,000. Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. MNA will pay the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

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In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-618-9320. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of MNA or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

What happens to my proxy once I submit it?

The Board has named Elizabeth Craig and Scott Morabito or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Series Shares as directed by shareholders.

Can I revoke my proxy after I submit it?

You may revoke a proxy at any time prior to its use by submitting a written notice of revocation (addressed to the Fund, 290 Woodcliff Drive, Fairport, New York 14450 Attention: Secretary) or a subsequent written, telephonic or electronic vote. In addition, you may attend the Special Meeting and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of each Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. One-third of the outstanding Acquired Series Shares for each Acquired Series, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting for that Acquired Series.

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Adjournments

With respect to each Acquired Series, if a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of each Acquired Series were outstanding and entitled to vote:

Target 2020 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2025 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

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Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding Acquired Series Shares of each Acquired Series. Persons who beneficially own more than 25% of an Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling a Series may have a significant impact on any shareholder vote of the Series.

[As of the Record Date, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Acquired Series Shares of each Acquired Series.]

Does the Advisor have voting authority for any of the Acquired Series Shares?

The Advisor has made seed investments in each Acquired Series and, as a result, the Advisor has the authority to vote shares relating to these seed investments in the Acquired Series.

[As of the Record Date, the Advisor possesses voting authority for less than 1% of the outstanding shares of each Acquired Series.]

Do dissenting shareholders have rights of appraisal?

If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written proposals to the Secretary of the Fund at the following address: 290 Woodcliff Drive, Fairport, New York 14450. Proposals must be received at a reasonable time prior to the date of a shareholder meeting to be considered for inclusion in the materials for the meeting; however, timely submission of a proposal does not necessarily mean that such proposal will be included in the associated proxy statement.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

By order of the Board of Directors,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

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APPENDIX A: SURVIVING SERIES FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Surviving Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	FOR THE YEAR ENDED
Class I	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.72	$10.72	$10.20	$10.07	$11.40
Income (loss) from investment operations:
Net investment income[1]	0.17	0.15	0.13	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.93	(0.29)	0.73	0.18	(0.35)
Total from investment operations	1.10	(0.14)	0.86	0.30	(0.21)
Less distributions to shareholders:
From net investment income	(0.20)	(0.15)	(0.14)	(0.13)	(0.15)
From net realized gain on investments	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.68)	(0.86)	(0.34)	(0.17)	(1.12)
Net asset value - End of period	$10.14	$9.72	$10.72	$10.20	$10.07
Net assets - End of period (000’s omitted)	$111,637	$125,647	$140,706	$299,009	$740,524
Total return[2]	12.20%	(1.49% )	8.72%	3.08%	(1.76% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.83%	0.82%	0.81%
Net investment income	1.76%	1.50%	1.24%	1.24%	1.33%
Portfolio turnover	53%	74%	68%	67%	56%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.02%	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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	FOR THE YEAR ENDED
Class S	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.13	$14.17	$13.37	$13.15	$14.53
Income (loss) from investment operations:
Net investment income[1]	0.20	0.17	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	1.28	(0.38)	0.97	0.23	(0.44)
Total from investment operations	1.48	(0.21)	1.10	0.36	(0.29)
Less distributions to shareholders:
From net investment income	(0.17)	(0.12)	(0.10)	(0.10)	(0.12)
From net realized gain on investments	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.65)	(0.83)	(0.30)	(0.14)	(1.09)
Net asset value - End of period	$13.96	$13.13	$14.17	$13.37	$13.15
Net assets - End of period (000’s omitted)	$179,977	$318,691	$426,426	$511,577	$683,089
Total return[2]	11.85%	(1.67% )	8.46%	2.77%	(1.99% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.09%	1.10%	1.08%	1.07%	1.06%
Net investment income	1.53%	1.24%	0.98%	0.97%	1.08%
Portfolio turnover	53%	74%	68%	67%	56%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.00%[3]	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

3 Less than 0.01%.

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	FOR THE YEAR ENDED
Class R	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.25	$11.25	$10.68	$10.53	$11.87
Income (loss) from investment operations:
Net investment income[1]	0.13	0.11	0.08	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.99	(0.31)	0.77	0.20	(0.36)
Total from investment operations	1.12	(0.20)	0.85	0.27	(0.27)
Less distributions to shareholders:
From net investment income	(0.13)	(0.09)	(0.08)	(0.08)	(0.10)
From net realized gain on investments	(0.48)	(0.71)	(0.20)	(0.04)	(0.97)
Total distributions to shareholders	(0.61)	(0.80)	(0.28)	(0.12)	(1.07)
Net asset value - End of period	$10.76	$10.25	$11.25	$10.68	$10.53
Net assets - End of period (000’s omitted)	$7,610	$16,537	$22,662	$29,499	$39,917
Total return[2]	11.60%	(1.96% )	8.21%	2.55%	(2.30% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%	1.35%	1.33%	1.32%	1.31%
Net investment income	1.26%	1.00%	0.73%	0.72%	0.83%
Portfolio turnover	53%	74%	68%	67%	56%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.03%	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2020, by and between Manning & Napier Fund, Inc., a Maryland corporation (the “Fund”), severally and not jointly on behalf of each series of the Fund identified in Schedule A as an Acquired Series (the “Acquired Series”), and the Fund, severally and not jointly on behalf of each series of the Fund identified in Schedule A as a Surviving Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b) of the Agreement. Except for the Acquired Series and the Surviving Series, no other series of the Fund are parties to this Agreement. The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund;

WHEREAS, each Acquired Series is a “fund of funds” and invests substantially all of its assets in one or more of the Blended Asset series of the Fund (each, an “Underlying Fund” and collectively, the “Underlying Funds”) and, through its investments in one or more Underlying Funds, each Acquired Series indirectly owns securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend for United States federal income tax purposes (i) that each Reorganization (defined below) constitutes a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (“Code”) and the Treasury Regulations thereunder, and (ii) for this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulations Section 1.368-2(g); and

WHEREAS, the Directors of the Fund, including a majority of Directors who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Series to its corresponding Surviving Series (as set forth in Schedule A), and the assumption of all of the liabilities of each Acquired Series by its corresponding Surviving Series, solely in exchange for shares of beneficial interest of such Surviving Series (“Surviving Series Shares”) of equal value to the net assets of such Acquired Series (determined as of the Valuation Time (as defined in Section 4 of this Agreement)) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of the shares of beneficial interest of such Acquired Series (“Acquired Series Shares”) in complete liquidation and termination of the Acquired Series, all on the terms and conditions hereinafter set forth (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”). The parties hereto hereby covenant and agree as follows:

1.             Plan of Reorganization.

(a)       If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its investments from its Underlying Fund(s) prior to the Closing Date and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to a plan of liquidation adopted by the Fund’s Board on behalf of each Underlying Fund. To facilitate an Acquired Series redemption in-kind and ultimate transfer of these portfolio securities to its corresponding Surviving Series in connection with the Reorganization, an Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. After the redemption in-kind by an Acquired Series, the Acquired Series will directly hold a portfolio of cash and securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest.

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DRAFT

(b)       At the Closing Date, each Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 4 of this Agreement), to its corresponding Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares of each class (both full and fractional) equivalent in value to the Acquired Series Shares of the corresponding class (as set forth in Schedule B) outstanding immediately prior to the Closing Date. Shareholders of record of each class of Acquired Series Shares at the Closing Date shall be credited with full and fractional Surviving Series Shares of the corresponding class. The assets and liabilities of each Acquired Series shall be exclusively assigned to and assumed by its corresponding Surviving Series. All debts, liabilities, obligations and duties of each Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.

(c)       It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

2.            Transfer of Assets. With respect to each Reorganization:

(a)       The assets of each Acquired Series to be acquired by its corresponding Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the “Statement of Assets and Liabilities”), as well as any claims or rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b)       A Surviving Series will, within a reasonable time prior to the Closing Date, furnish its corresponding Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions. Each Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish its corresponding Surviving Series with a list of its portfolio securities and other investments. In the event that an Acquired Series holds any investments that its corresponding Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date. In addition, if it is determined that an Acquired Series and its corresponding Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by an Acquired Series with respect to the opinion described below).

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(c)       An Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to its corresponding Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of its corresponding Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories. The cash to be transferred by an Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)       Each Acquired Series shall direct BNY Mellon Investment Servicing (US) Inc., in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. Each Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares of each class to be credited at the Closing Date to the Secretary of its corresponding Acquired Series, or provide evidence that the Surviving Series Shares have been credited to such Acquired Series’ account on the books of the Surviving Series. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.             Valuation. With respect to each Reorganization:

(a)       The value of the assets of each Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time. The net asset value of the assets of each Acquired Series to be transferred to its corresponding Surviving Series shall be computed by the Surviving Series. In determining the value of the securities transferred by each Acquired Series to its corresponding Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933, as amended (the “1933 Act”). For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Surviving Series. The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)       The net asset value per share for a class of each Surviving Series shall be the net asset value per share of the class computed as of the time at which the Surviving Series’ net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures referred to in Section 3(a).

(c)       The number of full and fractional Surviving Series Shares of each class to be issued in exchange for the corresponding Acquired Series’ assets pursuant to Section 1(b) shall be determined by dividing the value of the assets of the corresponding class of the Acquired Series, determined in accordance with Section 3(a), by the net asset value per share for the class of the Surviving Series on the Valuation Date, determined in accordance with Section 3(b).

4.             Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on [XX], 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of an Acquired Series or its corresponding Surviving Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

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5.             Liquidation of each Acquired Series and Cancellation of Shares. At the Closing Date, each Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by such Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares of the corresponding class and in complete liquidation of the Acquired Series. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of each Surviving Series in the name of each shareholder of the corresponding Acquired Series that represents the respective number of Surviving Series Shares of each class due such shareholder. All of the issued and outstanding shares of each Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares of the corresponding class. The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of each Acquired Series, including the distribution required by Section 8(f).

6.             Representations and Warranties of the Surviving Series. Each Surviving Series represents and warrants to its corresponding Acquired Series as follows:

(a)       The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)       The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Surviving Series under the 1933 Act, are in full force and effect.

(c)       The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series. The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series. The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d)       The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and subject to the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)       The audited financial statements of the Surviving Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

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(f)       Since October 31, 2019, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g)       The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)       Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement. The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)       Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j)       As of the Closing Date, all Tax Returns of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Surviving Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(k)       For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)       The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)       The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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7.             Representations and Warranties of the Acquired Series. Each Acquired Series represents and warrants to its corresponding Surviving Series as follows:

(a)       The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)       The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquired Series under the 1933 Act, are in full force and effect.

(c)       Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series. The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d)       The audited financial statements of the Acquired Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)       Since October 31, 2019, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f)       The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1(a). Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g)       The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and subject to the approval of the shareholders of the Acquired Series and the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

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(h)       The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)       Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement. The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)       Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k)       As of the Closing Date, all Tax Returns of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Acquired Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns.

(l)       For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquired Series currently qualifies, and shall continue to qualify for the period beginning on the first day of its current taxable year and ending on the Closing Date, as a regulated investment company under the Code.

(m)       The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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8.             Covenants of the Surviving Series and the Acquired Series. With respect to each Reorganization:

(a)       The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)       Each Acquired Series will call a meeting of the shareholders to be held prior to the Closing Date to consider and act upon the Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transaction contemplated hereby (the “Shareholders’ Meeting”).

(c)       Each Acquired Series will assist its corresponding Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series Shares.

(d)       Subject to the provisions of this Agreement, the Surviving Series and each Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(e)       As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Series shall furnish its corresponding Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(f) On or before the Closing Date, each Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Series will not have any unpaid tax liability under Section 852 of the Code.

9.             Conditions Precedent to Obligations of the Surviving Series. The obligations of each Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)       All representations and warranties of each corresponding Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of each corresponding Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)       The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i)         Each corresponding Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)       The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(iii)      This Agreement has been duly authorized, executed and delivered by each corresponding Acquired Series and, subject to the approval of the shareholders of such Acquired Series and the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Acquired Series enforceable against such Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)      The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of each corresponding Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Acquired Series is a party or by which any properties belonging to such Acquired Series may be bound.

(v)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by each corresponding Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi)      To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to each corresponding Acquired Series or any of its properties or assets and each such Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)     Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each corresponding Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of each such Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)       Each Acquired Series shall have delivered to its corresponding Surviving Series at the Closing Date such Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of such Acquired Series as to the aggregate asset value of such Acquired Series’ portfolio securities.

(d)       On the Closing Date, each Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Acquired Series prior to or at the Closing Date and its corresponding Surviving Series shall have received a certificate from the President or Vice President of such Acquired Series, dated as of such date, certifying on behalf of such Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10.           Conditions Precedent to Obligations of an Acquired Series. The obligations of each Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)       All representations and warranties of the corresponding Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, each Acquired Series shall have received a certificate from the President or Vice President of its corresponding Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

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(b)       Each Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to such Acquired Series, covering the following points:

(i)         The corresponding Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)        The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)       This Agreement has been duly authorized, executed and delivered by the corresponding Surviving Series and, subject to the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Surviving Series enforceable against such Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the corresponding Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Surviving Series is a party or by which any properties belonging to such Surviving Series may be bound.

(v)        To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the corresponding Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi)       To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the corresponding Surviving Series or any of its properties or assets and such Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)     Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to each Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the corresponding Surviving Series has any statutory preemptive rights in respect thereof.

(viii)    The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

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(c)       On the Closing Date, the corresponding Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Surviving Series prior to or at the Closing Date and each Acquired Series shall have received a certificate from the President or Vice President of such Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

11.           Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series. With respect to each Reorganization, if any of the conditions set forth below do not exist on or before the Closing Date with respect to an Acquired Series or its corresponding Surviving Series, the other party shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)       The Fund’s Board of Directors, on behalf of each of the Acquired Series and the Surviving Series, shall have approved this Agreement.

(b)       This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(c)       On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)       All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquired Series or its corresponding Surviving Series, provided that each Series may for itself waive any of such conditions.

(e)       The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)       The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Fund on behalf of each Surviving Series and its corresponding Acquired Series substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(i)        The acquisition by each Surviving Series of all of the assets of its corresponding Acquired Series, as provided for in the Agreement, in exchange for such Surviving Series Shares (including fractional shares, if any) and the assumption by such Surviving Series of all of the liabilities of its corresponding Acquired Series, followed by the distribution by such Acquired Series to its shareholders of such Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and its corresponding Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)        No gain or loss should be recognized by an Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by its corresponding Surviving Series in exchange solely for such Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of such Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

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(iii)       No gain or loss should be recognized by a Surviving Series upon the receipt by it of all of the assets of its corresponding Acquired Series in exchange solely for the assumption of all of the liabilities of such corresponding Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss should be recognized by an Acquired Series upon the distribution of its corresponding Surviving Series Shares by such Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Agreement) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of an Acquired Series received by its corresponding Surviving Series should be the same as the tax basis of such assets in the hands of such Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)      The holding periods of the assets of an Acquired Series in the hands of its corresponding Surviving Series should include the periods during which such assets were held by such Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)      No gain or loss should be recognized by the shareholders of an Acquired Series upon the exchange of all of their Acquired Series Shares solely for its corresponding Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)     The aggregate tax basis of Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of such Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)      The holding period of the Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should include the holding period of such Acquired Series Shares exchanged therefor, provided that the shareholder held such Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Acquired Series and each Surviving Series will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither a Surviving Series nor its corresponding Acquired Series may waive the conditions set forth in this Section 11(f).

12.          Closing Date. With respect to each Reorganization, the exchange of an Acquired Series’ assets for Surviving Series Shares of its corresponding Surviving Series shall be effective immediately before the opening of business on [XX], 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

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13.         Termination. With respect to each Reorganization:

(a)       This Agreement may be terminated by the mutual agreement of the Surviving Series and one or more of its corresponding Acquired Series. In addition, either the Surviving Series or one or more of its corresponding Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i)        because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)        because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)       by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Series’ or an Surviving Series’ shareholders.

(b)       In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers. In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14.           Amendment. With respect to each Reorganization, this Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to an Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15.          Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16.          Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series or Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	MNA: Sarah C. Turner Corporate Secretary Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, New York, 14450

17.           Fees and Expenses.

(a)       Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)       Except as otherwise provided for herein, all expenses that are solely and directly related to each Reorganization contemplated by this Agreement will be borne and paid by MNA. Such expenses include, without limitation, to the extent solely and directly related to a Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses; such fees and expenses include, without limitation, portfolio repositioning costs, such as brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the Reorganization. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Series or an Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any. In the event that this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

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DRAFT

18.           Headings, Counterparts, Assignment, Limitation of Liability, Severability, Effect of Electronic Documents.

(a)       The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)       This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)       Each Surviving Series and its corresponding Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)       It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) the Acquired Series or the Surviving Series, as applicable, as provided in the Articles of Incorporation of the Fund and (ii) MNA. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(f)       Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

(g)       A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

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MANNING & NAPIER FUND, INC., severally and not
jointly on behalf of each Acquired Series listed on Schedule A

By:
Name:
Title:

MANNING & NAPIER FUND, INC., severally and not
jointly on behalf of each Surviving Series listed on Schedule A

By:
Name:
Title:

Solely for purposes of Sections 13(b) and 17(b), MANNING & NAPIER
ADVISORS, LLC

By:
Name:
Title:

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Schedule A

Acquired Series	Surviving Series
Target 2020 Series	Pro-Blend Moderate Term Series
Target 2025 Series	Pro-Blend Moderate Term Series

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Schedule B

Acquired Series	Surviving Series
Class I Shares	Class I Shares
Class R Shares	Class R Shares
Class K Shares	Class S Shares

66

APPENDIX C: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the outstanding Acquired Series Shares of each Acquired Series as of the Record Date:

Target 2020 Series – Class K Shares
Record Owners

Name and Address		Percentage of Class

Target 2020 Series – Class R Shares
Record Owners

Name and Address		Percentage of Class

Target 2020 Series – Class I Shares
Record Owners

Name and Address		Percentage of Class

Target 2025 Series – Class I Shares
Record Owners

Name and Address		Percentage of Class

Target 2025 Series – Class R Shares
Record Owners

Name and Address		Percentage of Class

Target 2025 Series – Class S Shares
Record Owners

Name and Address		Percentage of Class

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of each class of each Acquired Series upon consummation of the Reorganization. These tables assume that the value of the shareholder’s interest in a class of the Series on the date of the consummation of the reorganization is the same as on the Record Date.

67

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17928-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2020 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Moderate Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17929-TBD

MANNING & NAPIER FUND, INC.
TARGET 2020 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2020 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17930-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2025 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Moderate Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17931-TBD

MANNING & NAPIER FUND, INC.
TARGET 2025 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2025 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Manning & Napier Fund, Inc.

Statement of Additional Information

June [XX], 2020

Target 2020 Series Target 2025 Series (Each, a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Pro-Blend Moderate Term Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

This Statement of Additional Information of Pro-Blend Moderate Term Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) is available to the shareholders of Target 2020 Series and Target 2025 Series (each, an “Acquired Series”), each a separate series of the Fund, in connection with a proposed transaction whereby all of the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series will be transferred to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively (the “Reorganization”). A special meeting of the shareholders of each Acquired Series will be held on August 28, 2020 so that the shareholders may consider the Reorganization.

For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are two separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference into this Statement of Additional Information:

1.	The Statement of Additional Information dated March 1, 2020 for the Acquired Series and the Surviving Series (the “SAI”).

2.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

3.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Acquired Series Annual Reports”). No other parts of the Acquired Series Annual Reports are incorporated herein by reference.

4.	The audited financial statements and related report of the independent public accounting firm for the Blended Asset Moderate Series and Blended Asset Extended Series (each, an “Underlying Fund” and, together, the “Underlying Funds”), included in the Underlying Funds Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Underlying Funds Annual Reports”). No other parts of the Underlying Funds Annual Reports are incorporated herein by reference.

 1

5.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”). No other parts of the Surviving Series Annual Report are incorporated herein by reference.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [June __2020] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

 2

General Information	4

Additional Information about the Acquired Series and the Surviving Series	4

Financial Statements	4

Pro Forma Financial Information (Unaudited)	4

 3

General Information

The Board of Directors of the Fund has unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which contemplates the transfer of all the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Series, each Acquired Series will distribute such shares to its shareholders in liquidation of the Acquired Series. Each shareholder owning shares of the Acquired Series at the closing of the Reorganization will receive shares of the Surviving Series equal in aggregate value to his or her interest in the Acquired Series, and will receive any unpaid dividends or distributions on shares of the Acquired Series that were declared at or before the closing of the Reorganization. The Surviving Series will establish an account for each former shareholder of the Acquired Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Series for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Series will be cancelled, and each Acquired Series will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Proxy Statement.

Additional Information about each Acquired Series and the Surviving Series

The Statements of Additional Information of the Acquired Series and the Surviving Series, each dated March 1, 2020 and as supplemented April 15, 2020 and May 4, 2020, are hereby incorporated herein by reference.

Financial Statements

Historical financial information regarding the Acquired Series, the Underlying Funds and the Surviving Series is incorporated herein by reference as follows:

1.	the report of the independent public accounting firm and audited financial statements of the Acquired Series included in the Acquired Series Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Acquired Series Annual Reports are incorporated herein by reference;

2.	the report of the independent public accounting firm and audited financial statements of the Underlying Funds included in the Underlying Funds Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Underlying Funds Annual Reports are incorporated herein by reference; and

3.	the report of the independent public accounting firm and audited financial statements of the Surviving Series included in the Surviving Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Series Annual Report are incorporated herein by reference.

Pro Forma Financial Information (Unaudited)

Under the Agreement and Plan of Reorganization (the “Agreement”), the Target 2020 Series (Target 2020) and Target 2025 Series (Target 2025) (each an “Acquired Series”) are proposed to be reorganized into the Pro-Blend Moderate Term Series (Pro-Blend Moderate Term) (the “Surviving Series”) (the “Reorganization”). The Acquired Series and the Surviving Series are each a series of Manning & Napier Fund, Inc. (the “Fund”).

 4

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Series and the Surviving Series for the twelve-month period ended October 31, 2019. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus/Information Statement and the historical financial statements of the Acquired Series and the Surviving Series, which are incorporated by reference in the Statement of Additional Information.

The Agreement’s primary purpose is to combine the assets of an Acquired Series with the Surviving Series in a belief that it will benefit shareholders of the respective Acquired Series who wish to maintain investments in a Series with a similar investment objective and similar investment strategy. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The Surviving Series is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

As “fund of funds,” the Acquired Series invest substantially all of their assets in the Blended Asset Moderate Series and the Blended Asset Extended Series (each, an “Underlying Fund,” and together, the “Underlying Funds”). Prior to the Reorganization, each of the Acquired Series will redeem in-kind their shares in the Underlying Funds. To facilitate the redemption in-kind, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind. Each Underlying Fund’s resulting portfolio (consisting of a mix of investments and cash) will be distributed in-kind pro-rata to each Acquired Series based on the amount of each Acquired Series’ investment in such Underlying Fund. Each Acquired Series’ portfolio of investments and cash after the redemption in-kind will be substantially all (if not all) of the assets that will be transferred to the Surviving Series as part of the Reorganization.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2019, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if the Reorganization had been completed and effective for the twelve-month period ended on October 31, 2019. The information as presented also assumes all proposed mergers will be approved by shareholders.

Basis of Pro Forma Financial Information

At the February 13 and April 22, 2020 meetings the Board of Directors of the Fund (the “Board”) approved the Agreement whereby each Acquired Series will transfer all of its assets and liabilities to the Surviving Series. Shareholders of each Acquired Series would receive shares of the Acquiring Series equivalent in value to the aggregate net asset value of their investment in such Acquired Series at the time of the Reorganization, and the Acquired Series then would be dissolved. The Reorganization is expected to close on or before September 26, 2020.

 5

The Surviving Series shares to be issued to the Acquired Series shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Surviving Series receives from the Acquired Series shares, as determined pursuant to the terms of the Agreement. The Surviving Series shares to be delivered to the Acquired Series will be delivered at net asset value. All securities held by the Acquired Series at the time of the Reorganization will comply with the investment objectives, strategies, and restrictions of the Surviving Series. The Reorganization should qualify to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss should be recognized by the Acquired Series or their shareholders as a result of the Reorganization.

Under accounting principles generally accepted in the United States of America (U.S. GAAP), the cost of investment securities will be carried forward to the Surviving Series, and the results of operations of the Surviving Series for pre-organization periods will not be restated. The Surviving Series will be the accounting survivor for accounting purposes.

Capitalization Table

The following table sets forth the net assets, shares and net asset value per share of the Acquired Series and Surviving Series, and on a pro forma combined basis the successor Surviving Series, as of October 31, 2019, after giving effect to the Reorganization.

Series Capitalization as of October 31, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target 2020 Series – Class I Shares	$4,018,925	393,346	$10.22
Target 2020 Series – Class K Shares	$37,417,721	3,686,243	$10.15
Target 2020 Series – Class R Shares	$14,937,282	1,494,762	$9.99
Subtotal	$56,373,928
Target 2025 Series – Class I Shares	$1,364,999	105,593	$12.93
Target 2025 Series – Class K Shares	$43,163,389	3,337,486	$12.93
Target 2025 Series – Class R Shares	$24,305,272	1,877,197	$12.95
Subtotal	$68,833,660
Surviving Series
Pro-Blend Moderate Term Series – Class I Shares	$111,636,851	11,012,489	$10.14
Pro-Blend Moderate Term Series – Class S Shares	$179,977,451	12,888,525	$13.96
Pro-Blend Moderate Term Series – Class R Shares	$7,609,918	707,051	$10.76
Pro-Blend Moderate Term Series – Class L Shares	$93,686,865	9,117,020	$10.28
Pro-Blend Moderate Term Series – Class W Shares	$132,178	9,440	$14.00
Subtotal	$393,043,263
Surviving Series - Pro Forma
Pro-Blend Moderate Term Series – Class I Shares	$117,020,775	11,543,448	$10.14
Pro-Blend Moderate Term Series – Class S Shares	$260,558,561	18,660,811	$13.96
Pro-Blend Moderate Term Series – Class R Shares	$46,852,472	4,354,129	$10.76
Pro-Blend Moderate Term Series – Class L Shares	$93,686,865	9,117,020	$10.28
Pro-Blend Moderate Term Series – Class W Shares	$132,178	9,440	$14.00
Total	$518,250,851

lass I Shares, Class K Shares and Class R Shares of the Acquired Series will be exchanged for Class I Shares, Class S Shares and Class R Shares of the Surviving Series, respectively.

 6

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Series as if the Reorganization had been completed and effective for the twelve-month period ended October 31, 2019 and with giving effect to the contractual expense changes that were effective March 1, 2019. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Series and Surviving Series, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Pro-Blend Moderate Term Series
Pro Forma Adjustments Table

Expense Category	Increase (Decrease) in Expenses
Management fees [1]	$506,187
Distribution and services (Rule 12b-1) fees— S shares [2]	427,429
Distribution and services (Rule 12b-1) fees— K shares [2]	(200,783)
Shareholder services fees - S Shares [3]	(226,646)
Fund accounting and administration fees [4]	(71,200)
Chief Compliance Officer service fees [4]	(4,352)
Transfer Agent fees [4]	(15,000)
Registration and filing fees [4]	(71,000)
Audit fees [4]	(40,000)
Custodian [4]	(7,954)
Miscellaneous [4]	(17,865)
Expense Waiver and Reimbursement [5]	317,305
Total Adjustments	596,121
[1] Reflects M anagement Fee at annual rate of 0.60% of average daily net assets for Acquired Series and updated agreement for Surviving Series
[2] Reflects 12b-1 Fee at an annual rate of 0.25% of the average daily net assets for Acquired Series and updated agreement for Surviving Series
[3] Reflects an updated agreement for Surviving Series
[4] Reflects a reduction in costs as a result of the Reorganization
[5] Reflects the application of Surviving Series contractual expense limitation agreement

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Accounting Survivor

After giving effect to the proposed Reorganization, the Surviving Series will be the accounting survivor. The Surviving Series will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Surviving Series as described in the Annual Report to Shareholders for the fiscal year ended October 31, 2019.

Federal Income Taxes

As discussed above, to facilitate the redemption in-kind, each Underlying Fund will sell its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. These actions may result in the realization of capital gains by the Underlying Funds that, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Funds, and those distributions would be taxable to the Acquired Series. In addition, the redemption of shares of each Underlying Fund by the Acquired Series may give rise to a gain or loss depending on the Acquired Series’ percentage ownership of the Underlying Fund. In general, if an Acquired Series owns less than 80% of the shares of the applicable Underlying Fund, such Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption of Underlying Fund shares will be treated as capital gain or loss, and will be long-term capital gain or loss if the Underlying Fund shares have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for Underlying Fund shares and the Acquired Series’ basis in the Underlying Fund shares.

 7

For any Acquired Series that owns 80% or more of the applicable Underlying Fund from the time that the Underlying Fund adopts a plan of liquidation until the final liquidating distribution from the Underlying Fund, such Acquired Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities received in the redemption in-kind) from the applicable Underlying Fund; however, such Acquired Series shall be required to treat as a dividend an amount equal to the dividends paid deduction allowable to the Underlying Fund by reason of making liquidating distributions in complete liquidation of such Underlying Fund. In addition, the Acquired Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities. For any Acquired Series shareholder that does not have an 80% ownership in such Underlying Fund, such Acquired Series shareholder will be treated as described in the prior paragraph.

Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding the Adviser’s proposed alignment of the Underlying Funds to prepare for the redemption in-kind, each Underlying Fund is expected to realize approximately $5,233,000 or $0.5600 per share in capital gains in connection with the redemption in-kind.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor their shareholders, nor the Surviving Series nor its shareholders, should recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)       The acquisition by the Surviving Series of all of the assets of the Acquired Series, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

 8

(iii)       No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)      The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)      No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)     The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series will move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Acquired Series had net long-term capital loss carryforwards of $3,372,013. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Series may expire without being utilized. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series.

Reorganization Costs

The expenses of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Series all materials relating to the Reorganization, will be paid by MNA.

 9

Security Valuation

The following information supplements and should be read in conjunction with the section in the Information Statement/Prospectus entitled “Determination of Net Asset Value (NAV)”.

The NAV per Share for each Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Series is determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Series NAV, the Series portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Series must use such security’s fair value as determined in good faith in accordance with the Series Valuation Procedures which are approved by the Board.

The value of each Series portfolio securities is based on such securities’ closing prices on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Each Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Series may fair value foreign equity portfolio securities each day the Series calculates its NAV. Accordingly, a Series NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Series portfolio securities may change on days when you will not be able to purchase or sell your Shares

Repositioning

The Underlying Funds are expected to reposition approximately 5% to 8% of their portfolios, and pay approximately $25,000 or $0.0020 per share in brokerage and other transaction costs in aggregate, in connection with the redemption in-kind, however, the actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, the portfolio holdings of each Underlying Fund, and the specific securities sold and/or transferred to each Underlying Fund.

 10

MANNING & NAPIER®

WE NEED YOUR

VOTE

IMPORTANT PROXY INFORMATION

MANNING & NAPIER FUND, INC.

 Target 2030 Series

 Target 2035 Series

 Target 2040 Series

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Target 2030 Series, Target 2035 Series and/or Target 2040 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”).

The Board of Directors of the Fund (the “Board”) has unanimously approved the reorganization (the “Reorganization”) of each Acquired Series into the Pro-Blend Extended Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, subject to the approval of the shareholders of the Acquired Series.

You are being asked to approve the Reorganization of your Acquired Series, which would result in you becoming a shareholder of the Surviving Series. The Board recommends that you vote “FOR” the Reorganization of your Acquired Series.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus, and based on the recommendations of the Board, a special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held on August 28, 2020 at [11:00 a.m.] Eastern time so that Acquired Series shareholders may consider the Reorganization. The Special Meeting will be a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during a live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.

Important points for your consideration:

●	The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and, together, the “Underlying Funds”).

●	Currently, the Target 2030 Series invests all of its assets in an Underlying Fund, the Blended Asset Extended Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2030 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Extended Series have historically been very similar. The below is a graphical illustration of the holdings of a Target 2030 Series’ shareholder before and after the Reorganization.

●	Currently, the Target 2035 Series and Target 2040 Series invest all of their assets in Underlying Funds, with the Target 2035 Series investing approximately 75% of its assets and the Target 2040 Series investing approximately 50% of its assets in the Blended Asset Extended Series. As stated above, the Blended Asset Extended Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2035 Series and Target 2040 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2035 Series and Target 2040 Series also have an approximate 25% and 50% investment in the Blended Asset Maximum Series, respectively, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Maximum Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. The below is a graphical illustration of the holdings of a Target 2035 Series’ and Target 2040 Series’ shareholder before and after the Reorganization.

●	Each Acquired Series and the Surviving Series are managed by a substantially similar team of investment professionals, and the Underlying Funds and the Surviving Series are managed by the same team of investment professionals.

●	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, Manning & Napier Advisors, LLC (“MNA”), the investment advisor to each Acquired Series, believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series.

●	The Reorganization will combine four smaller funds into one larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

●	The total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series.

●	The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.02% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

●	The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

●	It is expected that neither an Acquired Series nor its shareholders should recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. However, prior to the Reorganization, the Underlying Funds are expected to liquidate in a fully taxable transaction causing each Acquired Series to recognize gain or loss upon receiving the securities and cash of the Underlying Funds as part of the liquidation. To the extent the liquidation of the Underlying Funds causes an Acquired Series to recognize gain that is not offset by capital loss carryovers, the Acquired Series will be required to make a distribution immediately prior to the Reorganization that will be taxable to its shareholders as either an ordinary dividend or as a capital gain distribution.

●	The advisor of the Series, MNA, will pay all of the direct expenses of the Reorganization.

●	The Board has unanimously determined that the Reorganization will benefit each Acquired Series and its shareholders and recommends that you vote FOR the proposal.

If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about September 26, 2020, or such other date as the parties may agree. Upon the completion of the Reorganization of your Acquired Series, you will receive a number of full and fractional shares of the corresponding class of the Surviving Series having a total dollar value equal to the total dollar value of your Acquired Series shares immediately prior to the Reorganization, and you will become a shareholder of the Surviving Series.

The Acquired Series will be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote on the Internet, by phone or by mail today so that the maximum number of shares may be voted. Your vote is important no matter how many shares you own. If we do not receive your vote, you may be contacted by a representative of the Fund or its proxy solicitor, who will remind you to vote your shares and help you return your proxy. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.

Voting is quick and easy. Everything you need is enclosed. Please vote on the Internet, by phone or by mail today.

Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

Target 2030 Series

Target 2035 Series

Target 2040 Series

 each a series of Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

To be held August 28, 2020

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Target 2030 Series, Target 2035 Series and Target 2040 Series will be held at [11:00 a.m.], Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Series will separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2030 Series, Target 2035 Series and Target 2040 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Extended Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series. Shareholders of record as of the close of business on [record date] are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

Whether or not you plan to attend the Special Meeting in person, please vote your shares. To vote by mail please complete, date, and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. If you return a properly executed proxy card by mail and no instructions are marked on the proxy card, the proxy will vote your shares for the approval of the Reorganization. If you have returned a proxy card and are present at the Special Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Special Meeting, by itself, will not revoke a previously tendered proxy. You may also vote by telephone or Internet, as follows:

To vote by telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.

(3) Follow the simple instructions.

To vote by Internet

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Go to the Internet address that appears on your proxy card.

(3) Follow the simple instructions.

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business as may be properly brought before the Special Meeting or any adjournment(s) thereof.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitations of proxies.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting To Be Held on August 28, 2020.

You may access or download the Proxy Statement/Prospectus by visiting www.proxyvote.com and entering your unique voter identification number.

For additional voting information, shareholders should call 1-866-618-9320 Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PLEASE RESPOND – WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. YOUR VOTE IS IMPORTANT. WE ENCOURAGE YOU TO SUPPORT THE BOARD OF DIRECTORS’ RECOMMENDATION AND VOTE “FOR” THE APPROVAL OF THE REORGANIZATION OF YOUR ACQUIRED SERIES.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information.

Why did you send me this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target 2030 Series, Target 2035 Series and/or Target 2040 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”) as of [record date] (the “Record Date”) and have the right to vote on the very important proposal described herein concerning the Acquired Series. This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the proposal or investing in the Pro-Blend Extended Term Series (the “Surviving Series”), a separate series of the Fund.

On what am I being asked to vote?

You are being asked to vote on the proposal for the reorganization of the Target 2030 Series, Target 2035 Series and Target 2040 Series into the Pro-Blend Extended Term Series (the “Reorganization”).

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series (“Acquired Series Shares”) would become a shareholder of the following shares of the Surviving Series (“Surviving Series Shares”):

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

Shareholders of each Acquired Series will vote separately on the Reorganization.

How will the Reorganization affect my account?

Your Acquired Series Shares are expected to be exchanged for an equivalent dollar amount of Surviving Series Shares. Your account registration and account options will remain the same unless you change them. The exchange should be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account should remain the same.

Is the approval or closing of the Reorganization of one Acquired Series conditioned on the approval or closing of the Reorganization of the other Acquired Series?

No. The approval or closing of the proposed Reorganization of one Acquired Series is not conditioned on the approval or closing of the proposed Reorganization of the other Acquired Series. Each proposed Reorganization is subject to certain closing conditions that must be satisfied or waived in order for the Reorganization to be completed. Although Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), the investment advisor to each Acquired Series and the Surviving Series, believes that it is unlikely, it is possible that the Reorganization of one Acquired Series is approved and closes while the Reorganization of one or more of the other Acquired Series is either not approved or does not close. Unless otherwise stated, the information on the estimated expenses of the combined fund presented in this Proxy Statement/Prospectus assumes that all Reorganizations are approved and completed.

What are the reasons for the proposed Reorganization?

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and, together, the “Underlying Funds”). The Target 2030 Series invests all of its assets in an Underlying Fund, the Blended Asset Extended Series, which has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2030 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Extended Series have historically been very similar.

The Target 2035 Series and Target 2040 Series invest all of their assets in Underlying Funds, with the Target 2035 Series investing approximately 75% of its assets and the Target 2040 Series investing approximately 50% of its assets in the Blended Asset Extended Series. As stated above, the Blended Asset Extended Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2035 Series and Target 2040 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2035 Series and Target 2040 Series also have an approximate 25% and 50% investment in the Blended Asset Maximum Series, respectively, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Maximum Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series.

Assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.02% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. In total, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

In considering the Reorganization, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Acquired Series and its shareholders. The Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Board consider?”

How do I vote?

You can vote in one of four ways:

☐	By telephone (call the toll free number listed on your proxy card)

☐	By Internet (log on to the Internet site listed on your proxy card)

☐	By mail (using the enclosed postage prepaid envelope)

☐	During the shareholder meeting scheduled to occur at [11:00 a.m.], Eastern Time, on August 28, 2020, via the Internet.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequent written, telephonic or electronic vote, or by attending the shareholder meeting and voting in person.

Whom should I call if I have questions?

If you have questions about the proposal or voting procedures, please call the Fund’s proxy solicitor toll-free at 1-866-618-9320. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

 SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROXY STATEMENT/PROSPECTUS

June [XX], 2020

Special Meeting of Shareholders of

Target 2030 Series

Target 2035 Series

Target 2040 Series

each a Series of

Manning & Napier Fund, Inc.

Scheduled for August 28, 2020

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Target 2030 Series	Pro-Blend Extended Term Series
Target 2035 Series
Target 2040 Series

(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of Target 2030 Series, Target 2035 Series and Target 2040 Series (each, an “Acquired Series”), each a series of Manning & Napier Fund, Inc. (the “Fund”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for the Pro-Blend Extended Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), each a separate series of the Fund.

A special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held at [11:00 a.m.], Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Acquired Series will be asked to separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2030 Series, Target 2035 Series and Target 2040 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Extended Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of any other Acquired Series. For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are three separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series would become a shareholder of the following shares of the Surviving Series:

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;

●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and

●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

The total dollar value of the shares of the Surviving Series (“Surviving Series Shares”) that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series (“Acquired Series Shares”) that shareholders hold immediately prior to the Reorganization. The Reorganization should be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax as a direct result of the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, including a discussion of the tax consequences of any distributions you may receive from an Acquired Series in connection with the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind” below.

The Board of the Fund has fixed the close of business on [record date] as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of an Acquired Series on the Record Date will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [mail date] to all shareholders eligible to vote on the Proposal.

The Board has unanimously approved the Plan of Reorganization and has determined that each Acquired Series’ Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Board recommends that shareholders of each Acquired Series vote FOR the Proposal. If shareholders of an Acquired Series do not approve the Proposal, the Board will consider what further action is appropriate for the Acquired Series.

TO OBTAIN MORE INFORMATION

 The following documents contain additional information about the Series:

1.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Acquired Series (the “Acquired Series Prospectus”);

2.	Supplement dated April 15, 2020 to the Acquired Series Prospectus.

3.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Surviving Series (the “Surviving Series Prospectus,” and together with the Acquired Series Prospectus, the “Prospectuses”);

4.	Supplement dated April 15, 2020 to the Surviving Series Prospectus.

5.	Statement of Additional Information dated March 1, 2020 for both the Acquired Series and Surviving Series (the “SAI”);

6.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

7.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended October 31, 2019;

8.	The audited financial statements and related report of the independent public accounting firm included in the Underlying Funds (as defined below) Annual Report to Shareholders for the fiscal year ended October 31, 2019; and

9.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”).

The financial highlights for the Surviving Series contained in the Surviving Series Annual Report are included in this Proxy Statement/Prospectus as Appendix A. No financial highlights are presented for the Class Z Shares because they were not active as of the date of this Proxy Statement/Prospectus.

A copy of the Surviving Series Prospectus and each supplement thereto accompanies this Proxy Statement/Prospectus, and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Acquired Series Prospectus and each supplement thereto and the Statement of Additional Information dated June [XX], 2020 relating to this Proxy Statement/Prospectus (the “Merger SAI”) are also incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the documents listed above may be obtained by calling 1-800-466-3863, by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450, or on the internet at www.manning-napier.com/documents. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the documents listed above is 811-04087. The file number for the Merger SAI is [SEC file number].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

SUMMARY OF THE PROPOSED REORGANIZATION

How will the Reorganization take effect?

 As “fund of funds,” each Acquired Series invests substantially all of its assets in, and seeks to achieve its investment objective and policies and implements its investment strategies by investing in, one or more underlying mutual funds, the Blended Asset Extended Series and Blended Asset Maximum Series (each, an “Underlying Fund” and, together, the “Underlying Funds”). The Target 2030 Series invests all of its assets in the Blended Asset Extended Series, the Target 2035 Series invests approximately 75% of its assets in the Blended Asset Extended Series and 25% of its assets in the Blended Asset Maximum Series, and the Target 2040 Series invests approximately 50% of its assets in the Blended Asset Extended Series and 50% of its assets in the Blended Asset Maximum Series. The Blended Asset Extended Series has substantially the same principal investment strategies and risks, as well as a substantially similar investment portfolio, as the Surviving Series. The Blended Asset Maximum Series has principal investment strategies and risks that are similar to the Surviving Series, but the Blended Asset Maximum Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. The Blended Asset Extended Series has historically had a similar investment portfolio as the Surviving Series.

If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its shares in the Underlying Fund(s) prior to the Reorganization and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to the plan of liquidation of the Underlying Fund(s). To facilitate this redemption in-kind and ultimate transfer of these portfolio securities to the Surviving Series in connection with the Reorganization, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind by the Acquired Series. As of the date of this Prospectus/Proxy Statement, the Underlying Funds are expected to reposition approximately between 8% - 12% of their portfolios, and pay approximately $17,000 ($0.0011 per share) for Blended Asset Extended Series and $18,000 ($0.0019 per share) for the Blended Asset Maximum Series in brokerage and other transaction costs, in connection with the Reorganization. The actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, and the portfolio holdings of the Underlying Fund at the time of the Reorganization. Any capital gains realized by an Underlying Fund, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Fund, and those distributions would be taxable to the Acquired Series.

Each Acquired Series will recognize gain or loss upon the redemption in-kind of its shares of its Underlying Fund(s). Any gain or loss realized upon such redemption of its shares of the Underlying Fund(s) will be treated as long-term or short-term capital gain or loss depending on whether such shares have been held for more than twelve months. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received by the Acquired Series and the Acquired Series’ basis in its shares of its Underlying Fund(s).

After the redemption in-kind by each Acquired Series, each Acquired Series will directly hold a portfolio of cash and securities that will be consistent with the investment objectives, strategies and risks of the Surviving Series and this portfolio of cash and securities will be acquired by the Surviving Series as part of the Reorganization. The Underlying Funds will be liquidated as part of the redemption in-kind.

The steps that the Acquired Series will take to implement the Reorganization are illustrated in the chart below.

Who will manage the Surviving Series following the Reorganization?

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), located at 290 Woodcliff Drive, Fairport, NY 14450, serves as the investment advisor to the Acquired Series and the Surviving Series. A substantially similar team of portfolio managers is responsible for managing the Acquired Series and the Surviving Series, and is expected to continue to manage the Surviving Series following the Reorganization.

Due to a recent change in control of MNA, MNA is providing its investment advisory services to the Series pursuant to an interim investment advisory agreement, dated May 11, 2020. As a shareholder of the Acquired Series, you will be asked to vote on the approval of a new investment advisory agreement between your Acquired Series and MNA at a separate shareholder meeting of your Acquired Series and pursuant to a separate shareholder notice and proxy statement.

For more information about MNA and the Series’ portfolio managers, please see the Prospectuses.

What are the tax consequences of the Reorganization?

The Reorganization should qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders should not, and the Acquired Series generally should not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind.”

How do the Series’ investment objectives compare?

The investment objective of each Acquired Series is substantially similar to that of the Surviving Series. The investment objective of each Acquired Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The primary investment objective of the Surviving Series is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital. The investment objectives of each Acquired Series and the Surviving Series are non-fundamental and, therefore, can be changed by the Board without shareholder approval. If there is a material change in a Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

How do the Series’ fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold Class I, Class K or Class R shares of an Acquired Series and Class I, Class S or Class R shares of the Surviving Series. These fees and expenses are based on each Series’ average net assets for the six-month period ended April 30, 2020.

Assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.02% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. In total, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

The total annual fund operating expenses shown in the table below assume each Acquired Series approves the Reorganization, which is the most likely scenario to occur. Because the approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of any other Acquired Series, other Reorganization scenarios are possible (e.g., Target 2040 Series is the only Acquired Series to approve the Reorganization). While these other scenarios are possible, they are not expected to result in total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) being paid by shareholders of each class of the Surviving Series that are higher than those shown in the table below, except for the Surviving Series’ Class R Shares in one possible scenario. If the Target 2040 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) of the Surviving Series’ Class R Shares would be 0.01% higher than the fees shown in the table below.

Each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund. This indirect investment advisory fee expense is included as part of an Acquired Series’ acquired fund fees and expenses (AFFE). Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series.

	Target 2030 Series (Acquired Series)			Target 2035 Series (Acquired Series)			Target 2040 Series (Acquired Series)			Pro-Blend Extended Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None			None

Current Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

	Target 2030 Series (Acquired Series)			Target 2035 Series (Acquired Series)			Target 2040 Series (Acquired Series)			Pro-Blend Extended Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.46%	0.38%	0.33%	0.59%	0.50%	0.47%	0.59%	0.52%	0.47%	0.25%	0.18%	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	None	None	None
Total Annual Fund Operating Expenses	1.01%[4]	1.18%[4]	1.38%[4]	1.14%[4]	1.30%[4]	1.52%[4]	1.14%[4]	1.32%[4]	1.52%[4]	0.85%[5]	1.03%[5]	1.34%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.26%)[6]	(0.18%)[6]	(0.13%)[6]	(0.39%)[6]	(0.30%)[6]	(0.27%)[6]	(0.39%)[6]	(0.32%)[6]	(0.27%)[6]	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.85%[5]	1.03%[5]	1.34%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only the Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by each Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

	Target 2030 Series (Acquired Series)			Target 2035 Series (Acquired Series)			Target 2040 Series (Acquired Series)			Pro-Blend Extended Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None			None

Annual Fund Operating Expenses Assuming All Reorganizations are Approved

Expenses you pay each year as a % of the value of your investment

	Target 2030 Series (Acquired Series)			Target 2035 Series (Acquired Series)			Target 2040 Series (Acquired Series)			Pro-Blend Extended Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.46%	0.38%	0.33%	0.59%	0.50%	0.47%	0.59%	0.52%	0.47%	0.27%	0.20%	0.17%
Acquired Fund Fees and Expenses (AFFE)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	None	None	None
Total Annual Fund Operating Expenses	1.01%[4]	1.18%[4]	1.38%[4]	1.14%[4]	1.30%[4]	1.52%[4]	1.14%[4]	1.32%[4]	1.52%[4]	0.87%[5]	1.05%[5]	1.27%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.26%)[6]	(0.18%)[6]	(0.13%)[6]	(0.39%)[6]	(0.30%)[6]	(0.27%)[6]	(0.39%)[6]	(0.32%)[6]	(0.27%)[6]	(0.02%)[7]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.85%[5]	1.05%[5]	1.27%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020. The pro forma Other Expenses of the Surviving Series are based on pro-forma combined assets as of April 30, 2020 and assume the consummation of the Reorganization.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only each Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

7	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.85% of the average daily net assets of the Class S, Class I and Class R shares. These contractual waivers are expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Surviving Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

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Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Series. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same (taking into account the contractual expense limitations). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target 2030 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Target 2035 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Target 2040 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Pro-Blend Extended Term Series (Surviving Series)
Class I	$87	$271	$471	$1,048
Class S	$105	$328	$569	$1,260
Class R	$136	$424	$734	$1,612

Pro-Forma Examples Assuming All Reorganizations are Approved

	1 year	3 years	5 years	10 years
Target 2030 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Target 2035 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Target 2040 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,225
Class R	$127	$396	$686	$1,511
Pro-Blend Extended Term Series (Pro forma combined assuming all Reorganizations are approved)
Class I	$87	$271	$471	$1,048
Class S	$107	$334	$579	$1,282
Class R*	$129	$402	$696	$1,532

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*If the Target 2040 Series Reorganization into the Surviving Series is the only Reorganization to be approved and closed, the example numbers for the Surviving Series’ Class R Shares would be as follows:

	1 year	3 years	5 years	10 years
Class R	$130	$405	$701	$1,544

Portfolio Turnover

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance. The following table sets forth the portfolio turnover rate of each Series, as a percentage of the average value of each Series’ portfolio, during the fiscal year ended October 31, 2019. For comparison purposes, the portfolio turnover rates of the Underlying Funds are also provided.

Series	Portfolio Turnover Rate
Target 2030 Series	19%
Target 2035 Series	14%
Target 2040 Series	24%
Blended Asset Extended Series	84%
Blended Asset Maximum Series	89%
Pro-Blend Extended Term Series	61%

How do the Series’ investment programs compare?

Surviving Series

The Surviving Series is an asset allocation fund that is part of Manning & Napier’s suite of Pro-Blend Series, which is a suite of funds that offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. The Pro-Blend Series are designed to allow an investor to determine which Pro-Blend Series best suits his or her current risk tolerance and investment time horizon, then decide when to move to a different Pro-Blend Series as his or her personal situation changes over the years (as opposed to the Target Date Series described below, which have asset allocation strategies that generally become more conservative over time). Each Pro-Blend Series invests directly in a combination of equity, fixed income and cash investments and is managed according to its specific goals and risk tolerances.

The Surviving Series is designed to be the second most aggressive of the Pro-Blend Series. As compared to the other Pro-Blend Series, the Surviving Series has a slightly greater emphasis on capital growth and generally has a relatively higher percentage of its portfolio being invested in equity investments. The words “Extended Term” in the Surviving Series’ name describe the investment horizon of those investors who may want to consider investing in the Surviving Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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Acquired Series

Each Acquired Series is part of Manning & Napier’s suite of Target Date Series, which are designed to offer investors a professionally managed investment plan that simplifies the investment management of an investor’s assets prior to, and continuing after, the investor’s retirement or other investment goal. The main component of the investment program of the Acquired Series is the ongoing reallocation of the investor’s assets among various asset classes, including equity, fixed income and cash investments.

Each Acquired Series has a distinct target asset allocation range based on its investment goals and risk tolerances. The target asset allocation of the Acquired Series varies over time, becoming generally more conservative as the target date approaches, and for five years following, the target date, in accordance with a predetermined “glide range.”

MNA, as the investment advisor of the Acquired Series, implements asset allocation decisions for the Acquired Series through their investment in one or more of the Underlying Funds, mutual funds that are part of Manning & Napier’s suite of Blended Asset Series, which is a suite of funds that is substantially similar to the Pro-Blend Series in that they offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. In fact, the Blended Asset Series were created to mirror the Pro-Blend Series, and prior to October 13, 2017, MNA implemented asset allocation decisions for the Acquired Series through their investment in one or more Pro-Blend Series. Currently, the Target 2030 Series is invested entirely in the Blended Asset Extended Series, the Target 2035 Series invests approximately 75% of its assets in the Blended Asset Extended Series and 25% of its assets in the Blended Asset Maximum Series, and the Target 2040 Series invests 50% of its assets in the Blended Asset Extended Series and 50% of its assets the Blended Asset Maximum Series. In accordance with the Target 2040 Series’ pre-determined glide range, the Series will increase its allocation to the Blended Asset Extended Series in the coming years. As a result, MNA has proposed that the Target 2040 Series be transitioned into a less aggressive strategy as a result of the Reorganization, consistent with the Series’ current glide range trajectory.

How do the Series’ principal investment strategies compare?

Each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its principal investment strategies by investing in one or more of the Underlying Funds. The Target 2030 Series is entirely invested in the Blended Asset Extended Series, the Target 2035 Series invests approximately 75% of its assets in the Blended Asset Extended Series and 25% of its assets in the Blended Asset Maximum Series, and the Target 2040 Series invest 50% of its assets in the Blended Asset Extended Series and 50% of its assets the Blended Asset Maximum Series. As a result, the table below compares each of the Blended Asset Extended Series’ and Blended Asset Maximum Series’ principal investment strategies with the principal investment strategies of the Surviving Series, the Pro-Blend Extended Term Series.

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Blended Asset Extended Series compared to the Pro-Blend Extended Term Series

The Blended Asset Extended Series is designed to be the second most aggressive of the Blended Asset Series and has principal investment strategies and principal risks that are substantially the same as the Surviving Series. Due to the Blended Asset Extended Series and Surviving Series having substantially the same principal investment strategies, they allocate investments across asset classes in substantially the same manner, as shown below. This information is provided as of October 31, 2019.

The only differences between the Blended Asset Extended Series’ and Surviving Series’ principal investment strategies, which are immaterial, are noted in italics.

	Blended Asset Extended Series (Acquired Series)	Pro-Blend Extended Term Series (Surviving Series)
Principal Investment Strategies

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•     it no longer fits the Series’ investment strategies or valuation discipline;

•     it has reached the Advisor’s target sell price; or

•     a more attractive investment opportunity is identified.

The word “Extended” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•     it no longer fits the Series’ investment strategies or valuation discipline;

•     it has reached the Advisor’s target sell price; or

•     a more attractive investment opportunity is identified.

The words “Extended Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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Blended Asset Maximum Series compared to the Pro-Blend Extended Term Series

The Blended Asset Maximum Series is designed to be the most aggressive of the Blended Asset Series and, as a result, has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series. For example, the Blended Asset Maximum Series allocates approximately 70% to 95% of the Series’ assets to equity securities. In comparison, the Surviving Series has historically allocated between 40% and 70% of its assets to equity securities. Accordingly, while there are certain principal investment strategy differences between the Blended Asset Maximum Series and the Surviving Series, overall the two Series have similar principal investment strategies and principal risks. For example, each of the Blended Asset Maximum Series and the Surviving Series invests primarily in common stocks and long-term fixed income securities. Below is a comparison of each of the Blended Asset Maximum Series’ and Pro-Blend Extended Term Series’ asset class allocation as of October 31, 2019.

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Due to their allocations to both the Blended Asset Extended Series and Blended Asset Maximum Series, the Target 2035 Series and Target 2040 Series currently allocate 48% to 76% and 55% to 83% of their assets to equity securities, respectively. As a result of the Reorganization, shareholders of the Target 2035 Series and Target 2040 Series will be fully invested in the Surviving Series and its less aggressive asset allocation to equity securities. Below is a comparison of each of the Target 2035 Series’ and Target 2040 Series’ allocation to equity investments, through their investments in both the Blended Asset Extended Series and Blended Asset Maximum Series, against the equity allocation of the Surviving Series, the Pro-Blend Extended Term Series. This information reflects the current allocation range for the Target 2035 Series and Target 2040 Series, which become more conservative over time as the target date approaches.

The material differences in the principal investment strategies of the Blended Asset Maximum Series and the Surviving Series are noted in italics below. When reviewing the below, keep in mind that the Target 2035 Series’ current allocation to the Blended Asset Maximum Series is only 25% of its assets and the Target 2040 Series’ current allocation to the Blended Asset Maximum Series is 50% of its assets and, that over time, both the Target 2035 Series and Target 2040 Series are scheduled to increase their allocation to the Blended Asset Extended Series and decrease their allocation to the Blended Asset Maximum Series as part of their pre-determined glide range. As a result, MNA has proposed that each of the Target 2035 Series and Target 2040 Series be transitioned into a less aggressive strategy as a result of the Reorganization, consistent with each Series’ current glide range trajectory.

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	Blended Asset Maximum Series (Acquired Series)	Pro-Blend Extended Term Series (Surviving Series)
Principal Investment Strategies

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•     it no longer fits the Series’ investment strategies or valuation discipline;

•     it has reached the Advisor’s target sell price; or

•     a more attractive investment opportunity is identified.

The word “Maximum” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•     it no longer fits the Series’ investment strategies or valuation discipline;

•     it has reached the Advisor’s target sell price; or

•     a more attractive investment opportunity is identified.

The words “Extended Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

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For more information regarding the principal investment strategies of the Acquired Series, the Underlying Funds and the Surviving Series, please see the Prospectuses.

How do the Series’ principal risks compare?

Because each Acquired Series invests exclusively in one or more of the Underlying Funds, the principal risks of investing in each Acquired Series are the same as the principal risks of its Underlying Fund(s). The principal risks of each Underlying Fund are identical to those of the Surviving Series because of the similarities between their principal investment strategies as shown above.

The principal risks of the Surviving Series are described below.

As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•	Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

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•	An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series' performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•	The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•	High-yield securities may underperform other sectors of the bond market, or the market as a whole.
•	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
•	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

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•	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•	Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•	Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•	Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•	The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

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Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Prospectuses.

How does the Series’ performance compare?

Performance information for the Acquired Series and the Surviving Series is presented below. The Surviving Series will be the performance and accounting survivor of the Reorganization.

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Target 2030 Series, Target 2040 Series and Surviving Series for each of the last ten calendar years and of the Target 2035 Series for each of the last seven calendar years. The total return tables show how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2030 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2030 Series by showing changes in the performance of the Class K shares of the Series for each of the last ten calendar years.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2030 Series was (7.16)%.

Best quarter: (quarter ended 09/30/2010): 10.34%

Worst quarter: (quarter ended 09/30/2011): (12.67)%

The total return table below shows how the average annual total returns for the Target 2030 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2030 Index, and a 2030 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2030 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2030 Composite Benchmark were as follows: Russell 3000® Index (39%); MSCI ACWI ex USA Index (13%); and Bloomberg Barclays U.S. Aggregate Bond Index (48%). The 2030 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

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Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class K Shares
Return Before Taxes	19.74%	5.53%	7.61%
Return After Taxes on Distributions	19.29%	4.42%	6.06%
Return After Taxes on Distributions and Sale of Series Shares	11.78%	4.03%	5.74%
Class I Shares — Return Before Taxes	20.04%	5.79%	7.88%
Class R Shares — Return Before Taxes	19.37%	5.25%	7.33%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2020 Index	20.38%	7.27%	8.66%
2030 Composite Benchmark	18.97%	6.90%	8.44%

Target 2035 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2035 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2035 Series was (9.26)%.

Best quarter: (quarter ended 03/31/2019): 10.11%

Worst quarter: (quarter ended 12/31/2018): (9.02)%

The total return table below shows how the average annual total returns for the Target 2035 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2035 Index, and a 2035 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2035 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2035 Composite Benchmark were as follows: Russell 3000® Index (47%), MSCI ACWI ex USA Index (16%), and Bloomberg Barclays U.S. Aggregate Bond Index (37%). The 2035 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	21.88%	6.21%	9.36%
Return After Taxes on Distributions	21.44%	5.03%	7.90%
Return After Taxes on Distributions and Sale of Series Shares	13.11%	4.50%	7.00%
Class I Shares — Return Before Taxes	22.28%	6.47%	9.64%
Class R Shares — Return Before Taxes	21.57%	5.93%	9.13%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2025 Index	22.18%	7.77%	10.16%
2035 Composite Benchmark	21.15%	7.61%	9.56%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2035 Composite Benchmark are calculated from June 30, 2012.

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Target 2040 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2040 Series by showing changes in the performance of the Class K shares of the Series for each of the last ten calendar years.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2040 Series was (11.39)%.

Best quarter: (quarter ended 09/30/2010): 12.09%

Worst quarter: (quarter ended 09/30/2011): (16.98)%

The total return table below shows how the average annual total returns for the Target 2040 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2040 Index, and a 2040 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2040 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the Target 2040 Composite Benchmark were as follows: Russell 3000® Index (53%); MSCI ACWI ex USA Index (18%); and Bloomberg Barclays U.S. Aggregate Bond Index (29%). The 2040 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class K Shares
Return Before Taxes	24.08%	6.88%	8.40%
Return After Taxes on Distributions	23.76%	5.16%	6.57%
Return After Taxes on Distributions and Sale of Series Shares	14.37%	4.81%	6.26%
Class I Shares — Return Before Taxes	24.51%	7.17%	8.68%
Class R Shares — Return Before Taxes	23.86%	6.62%	8.14%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2020 Index	23.37%	8.11%	9.45%
2040 Composite Benchmark	22.75%	8.12%	9.67%

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Pro-Blend Extended Term Series (Surviving Series)

The bar chart shows the variability in the performance of the Pro-Blend Extended Term Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years.

The year-to-date total return as of March 31, 2020 for the Class S shares of the Pro-Blend Extended Term Series was (7.61)%.

Best quarter: (quarter ended 09/30/2010): 9.20%

Worst quarter: (quarter ended 09/30/2011): (11.44)%

The total return table shows how the average annual total returns for the Pro-Blend Extended Term Series for different periods compare to those of a broad-based securities index and a 40/15/45 Blended Index, 40% of which is the Russell 3000® Index, 15% of which is the MSCI ACWI ex USA Index, and 45% of which is the Bloomberg Barclays U.S. Aggregate Bond Index. The 40/15/45 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	19.29%	5.32%	7.15%
Return After Taxes on Distributions	17.84%	4.21%	5.99%
Return After Taxes on Distributions and Sale of Series Shares	12.08%	3.91%	5.51%
Class I Shares — Return Before Taxes	19.51%	5.57%	7.41%
Class R Shares — Return Before Taxes[1]	18.89%	5.04%	6.86%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index	8.72%	3.05%	3.75%
40/15/45 Blended Index	19.46%	6.87%	7.99%

1 The Surviving Series’ Class R Shares commenced operations on June 30, 2010 and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date.

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How do the Series’ purchase, redemption and exchange policies compare?

The procedures for purchasing, redeeming and exchanging shares of the Surviving Series are the same as the procedures applicable to each Acquired Series. You may continue to purchase, redeem and exchange shares of the Acquired Series prior to the Reorganization.

For more information on these policies, please see the Prospectuses.

How do the Series’ distribution and shareholder services arrangements compare?

Class K Shares and Class R Shares of each Acquired Series and Class S Shares and Class R Shares of the Surviving Series are subject to a 12b-1 Fee in an annual amount of up to 0.25% of the Class S Shares’ and Class K Shares’ average daily net assets and 0.50% of the Class R Shares’ average daily net assets in accordance with the Fund’s Amended and Restated Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Each Series’ Rule 12b-1 fee is governed by the same Rule 12b-1 Plan. The 12b-1 Fee may be used to compensate financial intermediaries for providing distribution services to the Series, in addition to compensating financial intermediaries in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K Shares and Class R Shares of the Acquired Series and Class S Shares and Class R Shares of the Surviving Series.

The Rule 12b-1 Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Fund’s Distributor (as defined below) or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, overtime these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Each Series may also enter into agreements with financial intermediaries pursuant to which the Series may pay financial intermediaries for non-distribution services, such as sub-transfer agency, administrative, sub-accounting, and shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Class I, Class K and Class R Shares of each Acquired Series and Class I, Class S and Class R Shares of the Surviving Series. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, the 12b-1 Fee.

For more information on the Series’ distribution and shareholder services arrangements, please see the Prospectuses.

How do the Series’ distributors compare?

Manning & Napier Investor Services, Inc. (the “Distributor”) is the distributor and principal underwriter for shares of both the Surviving Series and the Acquired Series. The Distributor is located at 290 Woodcliff Drive, Fairport, NY 14450. The Distributor is a member of the Financial Industry Regulatory Authority, Inc.

How do the Series’ other service providers compare?

The Series’ other service providers are the same. The following table identifies the other principal service providers of the Series:

Accounting Services/Administrator	Manning & Napier Advisors, LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	The Bank of New York Mellon
Auditor	PricewaterhouseCoopers LLP

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How do the Series’ dividend and distribution policies compare?

Each Series generally pays dividends twice a year, in June and December, and makes distributions of its net capital gains, if any, once a year, typically in December.

For more information on these policies, please see the Prospectuses.

How do the Series’ fundamental and non-fundamental investment policies compare?

The Series’ fundamental investment policies are the same and non-fundamental investment policies are substantially similar. The Surviving Series’, however, have additional non-fundamental policies with respect to purchasing securities on margin and investing in securities of other investment companies and warrants as described below. Such additional policies do not materially impact the operations of the Surviving Series and can be changed at any time by the Board.

The fundamental policies of the Underlying Funds and the Surviving Series are substantially the same, except that the Surviving Series’ fundamental policies on making loans and purchasing and selling commodities and real estate are more restrictive than the corresponding fundamental policies of the Underlying Funds. Notwithstanding these differences, neither the Underlying Funds nor the Surviving Series make loans or purchase or sell commodities or real estate as part of their principal investment strategies.

Non-fundamental policies may be changed without shareholder approval.

 Non-Fundamental Policies

	Target 2030 Series, Target 2035 Series and Target 2040 Series (Acquired Series)	Pro-Blend Extended Term Series (Surviving Series)	Impact of Differences
Purchasing Securities on Margin	None	The Series may not purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Surviving Series’ limitation on purchasing securities on margin does not materially impact the operations of the Surviving Series because purchasing securities on margin is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not purchase securities on margin as part of their principal investment strategies.
Investments in Securities of Other Investment Companies	None	Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.	None. Notwithstanding the fact that each Acquired Series has not adopted this same investment limitation, each Acquired Series (and each Underlying Fund) is in fact also permitted to investment in other investment companies only to the extent permitted by the 1940, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.
Investments in Warrants	None	The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants, which are not listed on the NYSE or the NYSE American.	The Surviving Series’ limitation on investments in warrants does not materially impact the operations of the Surviving Series because investments in warrants is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not make investments in warrants as part of their principal investment strategies.

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For more information on the Series’ fundamental and non-fundamental investment policies, please see the SAIs.

How do the rights of the Series’ shareholders compare?

The rights of the shareholders of the Acquired Series and the rights of the shareholders of the Surviving Series are the same.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Plan of Reorganization provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Series by the Surviving Series solely in exchange for corresponding shares of the Surviving Series; (b) the distribution of such shares to the shareholders of each Acquired Series; and (c) the liquidation and termination of the Acquired Series.

Each shareholder of Class K Shares, Class I Shares and Class R Shares of each Acquired Series will hold, immediately after the closing of the Reorganization, Class S Shares, Class I Shares and Class R Shares, respectively, of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of each Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the Acquired Series and the Surviving Series or by one party on certain grounds.

Expenses of the Reorganization

All direct expenses of the Reorganization will be paid by MNA.

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Tax Considerations of the Reorganization and the Redemptions In Kind.

The Reorganization should qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the applicable Acquired Series should recognize gain or loss as a direct result of the Reorganization of the Acquired Series, and that the aggregate tax basis of the Surviving Series shares that you receive in the Reorganization should equal the aggregate tax basis of the Acquired Series shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, each Acquired Series will declare and pay a distribution to its shareholders shortly before the applicable Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. Such distribution will include any income or capital gain an Acquired Series recognizes as of the redemption of the Underlying Fund shares held by the Acquired Series prior to the Reorganization. If you hold shares in an Acquired Series when it makes such a distribution, the distribution may change the amount, timing and character of taxable income that you realize in respect of your Acquired Series shares as compared to the amount, timing and character of income you would have realized had the applicable Reorganization not occurred. Furthermore, as described in greater detail below, to the extent an Acquired Series redeems its interest in an Underlying Fund and no Acquired Series owns 80% or more of such Underlying Fund, the corresponding liquidation of such Underlying Fund will cause the Underlying Fund's capital losses that are not used prior to such liquidation to be permanently lost.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)     The acquisition by the Surviving Series of all of the assets of the Acquired Series, as provided for in the Plan of Reorganization, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)    No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)   No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of all of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)   No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Plan of Reorganization) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

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(v)       The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)      The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)     No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)    The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series Shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

In addition, in connection with the redemption of shares of the Underlying Fund(s) by an Acquired Series, the Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption in-kind will be treated as capital gain or loss, and will be long-term capital gain or loss if the shares of an Underlying Fund held by each Acquired Series have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for the shares of an Underlying Fund held by the Acquired Series and each Acquired Series’ basis in such shares. As of [DATE], the Target 2030 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share], the Target 2035 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share] and the Target 2040 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share].

In addition, immediately prior to the Closing Date, each Acquired Series will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Series shareholders all of the Acquired Series’ investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date, which will include such items of income and gain with respect to the realignment of each Underlying Fund’s portfolio and the redemption-in kind transactions with respect to each Underlying Fund. Any such distribution generally will be taxable to Acquired Series shareholders. As of [DATE], the estimated tax impact of such distributions are expected to be [$XX and $XX per share] for the Target 2030 Series, [$XX and $XX per share] for the Target 2035 Series and [$XX and $XX per share] for the Target 2040 Series.

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The tax attributes, including capital loss carryforwards (if any), of the Acquired Series should move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Target 2030 Series, Target 2035 Series and Target 2040 Series had net long-term capital loss carryforwards of $ 2,698,747, $0 and $1,856,872, respectively. These carryforwards may be fully utilized or materially increased due to the recognition of additional gains or losses by an Acquired Series from October 31, 2019 through the Reorganization. In particular, prior to the Reorganization each Acquired Series is expected to recognize material gains or losses upon the redemption of the Underlying Fund shares held by each such Acquired Series. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series. In addition, each Acquired Series is expected to have a fair-market-value basis in the securities received from an Underlying Fund and such basis is expected to carry over to the Surviving Series in the Reorganization. The volatility in the market, however, may cause the value of such securities to vary significantly during the short period subsequent to the in-kind redemption from the Underlying Funds and prior to the Reorganization, causing the Acquired Series to have a net-unrealized built-in gain or loss in such securities that will carry over to the Surviving Series. To the extent the Surviving Series sells such securities, the Surviving Series would be expected to recognize the unrealized built-in gain or loss, which may impact the amount of losses that can be utilized in a tax year.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

Capitalization

The following table shows the capitalization of the Class K Shares, Class I Shares and Class R Shares of each Acquired Series as of April 30, 2020 and of the Class S Shares, Class I Shares and Class R Shares of the Surviving Series on a pro forma combined basis (unaudited) as of April 30, 2020, giving effect to the Reorganization. The capitalization table assumes all Reorganizations are approved and completed. The following is an example of the number of Surviving Series Shares that would be exchanged for Acquired Series Shares if the Reorganization was consummated on April 30, 2020, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

Series Capitalization as of April 30, 2020	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target 2030 Series – Class I Shares	$ 7,053,310	655,596	$ 10.76
Target 2030 Series – Class K Shares	$ 48,112,800	4,530,970	$ 10.62
Target 2030 Series – Class R Shares	$ 26,527,227	2,527,001	$ 10.50
Subtotal	$ 81,693,336
Target 2035 Series – Class I Shares	$ 877,989	63,549	$ 13.82
Target 2035 Series – Class K Shares	$ 29,346,114	2,139,738	$ 13.71
Target 2035 Series – Class R Shares	$ 21,147,282	1,539,469	$ 13.74
Subtotal	$ 51,371,385
Target 2040 Series – Class I Shares	$ 2,887,962	272,810	$ 10.59
Target 2040 Series – Class K Shares	$ 32,686,833	3,124,318	$ 10.46
Target 2040 Series – Class R Shares	$ 18,043,609	1,743,350	$ 10.35
Subtotal	$ 53,618,404
Surviving Series
Pro-Blend Extended Term Series – Class I Shares	$ 129,647,520	14,981,412	$ 8.65
Pro-Blend Extended Term Series – Class S Shares	$ 264,091,925	14,829,313	$ 17.81
Pro-Blend Extended Term Series – Class R Shares	$ 6,944,991	665,882	$ 10.43
Pro-Blend Extended Term Series – Class L Shares	$ 96,930,691	10,158,003	$ 9.54
Pro-Blend Extended Term Series – Class W Shares	$ 5,519	309	$ 17.86
Subtotal	$ 497,620,646
Surviving Series - Pro Forma
Pro-Blend Extended Term Series – Class I Shares	$ 140,466,781	16,232,194	$ 8.65
Pro-Blend Extended Term Series – Class S Shares	$ 374,237,672	21,013,802	$ 17.81
Pro-Blend Extended Term Series – Class R Shares	$ 72,663,109	6,966,756	$ 10.43
Pro-Blend Extended Term Series – Class L Shares	$ 96,930,691	10,158,003	$ 9.54
Pro-Blend Extended Term Series – Class W Shares	$ 5,519	309	$ 17.86
Total	$ 684,303,771

The capitalizations of each Acquired Series Shares and the Surviving Series Shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

What is the Board’s recommendation?

At meetings held on February 13, 2020 and April 22, 2020 (collectively, the “Board Meeting”), after consideration of such factors and information it considered relevant (see below), the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Board is therefore recommending that each Acquired Series’ shareholders vote FOR the Plan of Reorganization.

What factors did the Board consider?

At the Board Meeting, the Board met with representatives of MNA to discuss the Reorganization. MNA advised the Board that the Reorganization is being proposed because each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. MNA also advised the Board that the proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds and the larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. MNA presented information to the Board that compared each Acquired Series’ performance, fees and expenses, investment objectives, strategies and risks and portfolio holdings to those of the Surviving Series. MNA also presented information to the Board regarding the terms and conditions of the Plan of Reorganization, the expected tax consequences of the Reorganization and the costs to be incurred by the Series in connection with the Reorganization.

41

In considering the proposed Reorganization, the Board took into account a number of factors, including, but not limited to:

1.	The Target 2030 Series invests all of its assets in an Underlying Fund, the Blended Asset Extended Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2030 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Extended Series have historically been very similar and differ only with respect to position sizes.

2.	The Target 2035 Series and Target 2040 Series invest all of their assets in Underlying Funds, with the Target 2035 Series investing approximately 75% of its assets and the Target 2040 Series investing approximately 50% of its assets in the Blended Asset Extended Series. As stated above, the Blended Asset Extended Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2035 Series and Target 2040 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2035 Series and Target 2040 Series also have an approximate 25% and 50% investment in the Blended Asset Maximum Series, respectively, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Maximum Series has a higher emphasis on equity securities over fixed income securities as compared to the Surviving Series.

3.	Each of the Target 2035 Series and Target 2040 Series is proposed to be transitioned into a less aggressive strategy as a result of the Reorganization, consistent with each Series’ current glide range trajectory, which provides for an increase in both Series’ allocation to the Blended Asset Extended Series (a series that is substantially the same as the Surviving Series) in the coming years.

4.	The Series’ portfolio management teams are substantially similar. Christian A. Andreach, Ebrahim Busheri, and Marc Tommasi are jointly and primarily responsible for the day-to-day management of each Acquired Series and the Surviving Series, and the portfolio managers are expected to continue to manage the Surviving Series following the Reorganization. The Surviving Series has one additional portfolio manager, Marc Bushallow. The Underlying Funds have the same portfolio management team as the Surviving Series.

5.	Assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series.

6.	Assuming all Acquired Series’ shareholders approve the Reorganization, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.02% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

42

7.	The Board’s determination in connection with the 2019 annual renewal of the Surviving Series’ investment advisory agreement that the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series were reasonable based on the Board’s review of a comparison and ranking (on both a mean and median basis) of such fees against a peer universe that included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database.

8.	Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series as opposed to the current arrangement where each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund.

9.	The fee payable pursuant to the Surviving Series’ 12b-1 Plan is the same as the fee payable pursuant to each Acquired Series’ 12b-1 Plan.

10.	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA no longer believes that each Acquired Series is an economically viable stand alone investment solution for shareholders and that a merger into the Surviving Series would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series due to the similarities of each Series’ investment objective, strategies and risks.

11.	The Reorganization will combine four smaller funds into one larger fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

12.	The Reorganization should qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and, therefore, shareholders generally should not recognize gain or loss for federal income tax purposes on the exchange of Acquired Series Shares for Surviving Series Shares.

13.	The expected tax consequences of each Acquired Series’ redemption in-kind from the Underlying Funds and that a majority of each Acquired Series’ shareholders hold their shares in a tax-advantaged account.

14.	Shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from each Acquired Series at any time before the Reorganization.

15. MNA will bear all the costs of the Reorganization, other than brokerage or similar costs or transfer taxes incurred on purchases and sales of portfolio securities in connection with the Reorganization and other tax costs, if any, of the sale of portfolio securities of each Acquired Series or an Underlying Fund.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Board, when considering the totality of the information presented at the Board Meeting and prior Board meetings, the Board, including a majority of its Independent Directors, determined that the Reorganization would be in the best interests of each Acquired Series and its shareholders, and that the interests of the shareholders of each Acquired Series would not be diluted as a result of the Reorganization.

The Board, including a majority of its Independent Directors, also determined that the Reorganization would be in the best interests of the Surviving Series and its shareholders, and that the interests of the shareholders of the Surviving Series would not be diluted as a result of the Reorganization.

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What is the required vote?

With respect to each Acquired Series, approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Board, in consultation with the Advisor, will determine what additional action, if any, should be taken, including consideration of the liquidation of each Acquired Series.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

Each Acquired Series has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $25,000. Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. MNA will pay the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-618-9320. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of MNA or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

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What happens to my proxy once I submit it?

The Board has named Elizabeth Craig and Scott Morabito or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Series Shares as directed by shareholders.

Can I revoke my proxy after I submit it?

You may revoke a proxy at any time prior to its use by submitting a written notice of revocation (addressed to the Fund, 290 Woodcliff Drive, Fairport, New York 14450 Attention: Secretary) or a subsequent written, telephonic or electronic vote. In addition, you may attend the Special Meeting and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of each Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. One-third of the outstanding Acquired Series Shares for each Acquired Series, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting for that Acquired Series.

Adjournments

With respect to each Acquired Series, if a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

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As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of each Acquired Series were outstanding and entitled to vote:

Target 2030 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2035 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2040 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding Acquired Series Shares of each Acquired Series. Persons who beneficially own more than 25% of an Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling a Series may have a significant impact on any shareholder vote of the Series.

[As of the Record Date, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Acquired Series Shares of each Acquired Series.]

Does the Advisor have voting authority for any of the Acquired Series Shares?

The Advisor has made seed investments in each Acquired Series and, as a result, the Advisor has the authority to vote shares relating to these seed investments in the Acquired Series.

[As of the Record Date, the Advisor possesses voting authority for less than 1% of the outstanding shares of each Acquired Series.]

Do dissenting shareholders have rights of appraisal?

If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

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Can shareholders submit proposals for a future shareholder meeting?

The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written proposals to the Secretary of the Fund at the following address: 290 Woodcliff Drive, Fairport, New York 14450. Proposals must be received at a reasonable time prior to the date of a shareholder meeting to be considered for inclusion in the materials for the meeting; however, timely submission of a proposal does not necessarily mean that such proposal will be included in the associated proxy statement.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

By order of the Board of Directors,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

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APPENDIX A: SURVIVING SERIES FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Surviving Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	FOR THE YEAR ENDED
Class I	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.04	$10.31	$9.53	$9.57	$11.30
Income (loss) from investment operations:
Net investment income[1]	0.13	0.12	0.11	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.95	(0.22)	0.96	0.21	(0.34)
Total from investment operations	1.08	(0.10)	1.07	0.31	(0.22)
Less distributions to shareholders:
From net investment income	(0.20)	(0.15)	(0.13)	(0.13)	(0.16)
From net realized gain on investments	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.97)	(1.17)	(0.29)	(0.35)	(1.51)
Net asset value - End of period	$9.15	$9.04	$10.31	$9.53	$9.57
Net assets - End of period (000's omitted)	$117,991	$126,834	$147,257	$386,926	$545,570
Total return[2]	13.36%	(1.15%)	11.56%	3.52%	(1.91%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.83%	0.82%	0.82%
Net investment income	1.51%	1.29%	1.15%	1.12%	1.22%
Portfolio turnover	61%	75%	79%	63%	66%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.01%	0.01%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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	FOR THE YEAR ENDED
Class S	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.85	$18.22	$16.62	$16.42	$18.28
Income (loss) from investment operations:
Net investment income[1]	0.22	0.18	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investments	1.87	(0.43)	1.70	0.37	(0.56)
Total from investment operations	2.09	(0.25)	1.85	0.51	(0.40)
Less distributions to shareholders:
From net investment income	(0.15)	(0.10)	(0.09)	(0.09)	(0.11)
From net realized gain on investments	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.92)	(1.12)	(0.25)	(0.31)	(1.46)
Net asset value - End of period	$18.02	$16.85	$18.22	$16.62	$16.42
Net assets - End of period (000's omitted)	$276,300	$308,334	$400,117	$498,344	$718,811
Total return[2]	13.16%	(1.47%)	11.26%	3.23%	(2.16%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	1.10%	1.08%	1.07%	1.07%
Net investment income	1.31%	1.03%	0.89%	0.86%	0.96%
Portfolio turnover	61%	75%	79%	63%	66%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.01%	0.01%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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	FOR THE YEAR ENDED
Class R	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.54	$11.82	$10.88	$10.87	$12.62
Income (loss) from investment operations:
Net investment income[1]	0.11	0.09	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	1.11	(0.26)	1.10	0.24	(0.38)
Total from investment operations	1.22	(0.17)	1.17	0.30	(0.30)
Less distributions to shareholders:
From net investment income	(0.13)	(0.09)	(0.07)	(0.07)	(0.10)
From net realized gain on investments	(0.77)	(1.02)	(0.16)	(0.22)	(1.35)
Total distributions to shareholders	(0.90)	(1.11)	(0.23)	(0.29)	(1.45)
Net asset value - End of period	$10.86	$10.54	$11.82	$10.88	$10.87
Net assets - End of period (000's omitted)	$6,149	$11,138	$15,358	$24,692	$40,379
Total return[2]	12.73%	(1.65%)	10.97%	2.93%	(2.39%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.35%	1.35%	1.33%	1.32%	1.32%
Net investment income	1.02%	0.79%	0.65%	0.61%	0.71%
Portfolio turnover	61%	75%	79%	63%	66%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.02%	0.01%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

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APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2020, by and between Manning & Napier Fund, Inc., a Maryland corporation (the “Fund”), severally and not jointly on behalf of each series of the Fund identified in Schedule A as an Acquired Series (the “Acquired Series”), and the Fund, severally and not jointly on behalf of each series of the Fund identified in Schedule A as a Surviving Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b) of the Agreement. Except for the Acquired Series and the Surviving Series, no other series of the Fund are parties to this Agreement. The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund;

WHEREAS, each Acquired Series is a “fund of funds” and invests substantially all of its assets in one or more of the Blended Asset series of the Fund (each, an “Underlying Fund” and collectively, the “Underlying Funds”) and, through its investments in one or more Underlying Funds, each Acquired Series indirectly owns securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend for United States federal income tax purposes (i) that each Reorganization (defined below) constitutes a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (“Code”) and the Treasury Regulations thereunder, and (ii) for this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulations Section 1.368-2(g); and

WHEREAS, the Directors of the Fund, including a majority of Directors who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Series to its corresponding Surviving Series (as set forth in Schedule A), and the assumption of all of the liabilities of each Acquired Series by its corresponding Surviving Series, solely in exchange for shares of beneficial interest of such Surviving Series (“Surviving Series Shares”) of equal value to the net assets of such Acquired Series (determined as of the Valuation Time (as defined in Section 4 of this Agreement)) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of the shares of beneficial interest of such Acquired Series (“Acquired Series Shares”) in complete liquidation and termination of the Acquired Series, all on the terms and conditions hereinafter set forth (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”). The parties hereto hereby covenant and agree as follows:

1.            Plan of Reorganization.

(a)           If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its investments from its Underlying Fund(s) prior to the Closing Date and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to a plan of liquidation adopted by the Fund’s Board on behalf of each Underlying Fund. To facilitate an Acquired Series redemption in-kind and ultimate transfer of these portfolio securities to its corresponding Surviving Series in connection with the Reorganization, an Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. After the redemption in-kind by an Acquired Series, the Acquired Series will directly hold a portfolio of cash and securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest.

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DRAFT

(b)           At the Closing Date, each Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 4 of this Agreement), to its corresponding Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares of each class (both full and fractional) equivalent in value to the Acquired Series Shares of the corresponding class (as set forth in Schedule B) outstanding immediately prior to the Closing Date. Shareholders of record of each class of Acquired Series Shares at the Closing Date shall be credited with full and fractional Surviving Series Shares of the corresponding class. The assets and liabilities of each Acquired Series shall be exclusively assigned to and assumed by its corresponding Surviving Series. All debts, liabilities, obligations and duties of each Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.

(c)           It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

2.            Transfer of Assets. With respect to each Reorganization:

(a)           The assets of each Acquired Series to be acquired by its corresponding Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the “Statement of Assets and Liabilities”), as well as any claims or rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b)           A Surviving Series will, within a reasonable time prior to the Closing Date, furnish its corresponding Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions. Each Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish its corresponding Surviving Series with a list of its portfolio securities and other investments. In the event that an Acquired Series holds any investments that its corresponding Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date. In addition, if it is determined that an Acquired Series and its corresponding Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by an Acquired Series with respect to the opinion described below).

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(c)           An Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to its corresponding Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of its corresponding Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories. The cash to be transferred by an Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)           Each Acquired Series shall direct BNY Mellon Investment Servicing (US) Inc., in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. Each Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares of each class to be credited at the Closing Date to the Secretary of its corresponding Acquired Series, or provide evidence that the Surviving Series Shares have been credited to such Acquired Series’ account on the books of the Surviving Series. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.            Valuation. With respect to each Reorganization:

(a)           The value of the assets of each Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time. The net asset value of the assets of each Acquired Series to be transferred to its corresponding Surviving Series shall be computed by the Surviving Series. In determining the value of the securities transferred by each Acquired Series to its corresponding Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933, as amended (the “1933 Act”). For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Surviving Series. The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)           The net asset value per share for a class of each Surviving Series shall be the net asset value per share of the class computed as of the time at which the Surviving Series’ net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures referred to in Section 3(a).

(c)           The number of full and fractional Surviving Series Shares of each class to be issued in exchange for the corresponding Acquired Series’ assets pursuant to Section 1(b) shall be determined by dividing the value of the assets of the corresponding class of the Acquired Series, determined in accordance with Section 3(a), by the net asset value per share for the class of the Surviving Series on the Valuation Date, determined in accordance with Section 3(b).

4.            Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on [XX], 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of an Acquired Series or its corresponding Surviving Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

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5.            Liquidation of each Acquired Series and Cancellation of Shares. At the Closing Date, each Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by such Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares of the corresponding class and in complete liquidation of the Acquired Series. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of each Surviving Series in the name of each shareholder of the corresponding Acquired Series that represents the respective number of Surviving Series Shares of each class due such shareholder. All of the issued and outstanding shares of each Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares of the corresponding class. The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of each Acquired Series, including the distribution required by Section 8(f).

6.            Representations and Warranties of the Surviving Series. Each Surviving Series represents and warrants to its corresponding Acquired Series as follows:

(a)           The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)           The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Surviving Series under the 1933 Act, are in full force and effect.

(c)           The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series. The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series. The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d)           The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and subject to the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)           The audited financial statements of the Surviving Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

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(f)           Since October 31, 2019, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g)           The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)           Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement. The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)           Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j)           As of the Closing Date, all Tax Returns of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Surviving Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(k)           For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)            The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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7.             Representations and Warranties of the Acquired Series. Each Acquired Series represents and warrants to its corresponding Surviving Series as follows:

(a)           The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)           The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquired Series under the 1933 Act, are in full force and effect.

(c)           Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series. The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d)           The audited financial statements of the Acquired Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)           Since October 31, 2019, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f)           The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1(a). Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g)           The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and subject to the approval of the shareholders of the Acquired Series and the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

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(h)           The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)            Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement. The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)            Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k)           As of the Closing Date, all Tax Returns of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Acquired Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns.

(l)            For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquired Series currently qualifies, and shall continue to qualify for the period beginning on the first day of its current taxable year and ending on the Closing Date, as a regulated investment company under the Code.

(m)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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8.            Covenants of the Surviving Series and the Acquired Series. With respect to each Reorganization:

(a)           The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)           Each Acquired Series will call a meeting of the shareholders to be held prior to the Closing Date to consider and act upon the Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transaction contemplated hereby (the “Shareholders’ Meeting”).

(c)           Each Acquired Series will assist its corresponding Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series Shares.

(d)           Subject to the provisions of this Agreement, the Surviving Series and each Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(e)           As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Series shall furnish its corresponding Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(f) On or before the Closing Date, each Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Series will not have any unpaid tax liability under Section 852 of the Code.

9.            Conditions Precedent to Obligations of the Surviving Series. The obligations of each Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)           All representations and warranties of each corresponding Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of each corresponding Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i)           Each corresponding Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)          The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(iii)         This Agreement has been duly authorized, executed and delivered by each corresponding Acquired Series and, subject to the approval of the shareholders of such Acquired Series and the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Acquired Series enforceable against such Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)         The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of each corresponding Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Acquired Series is a party or by which any properties belonging to such Acquired Series may be bound.

(v)          To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by each corresponding Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi)         To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to each corresponding Acquired Series or any of its properties or assets and each such Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)        Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each corresponding Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of each such Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           Each Acquired Series shall have delivered to its corresponding Surviving Series at the Closing Date such Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of such Acquired Series as to the aggregate asset value of such Acquired Series’ portfolio securities.

(d)           On the Closing Date, each Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Acquired Series prior to or at the Closing Date and its corresponding Surviving Series shall have received a certificate from the President or Vice President of such Acquired Series, dated as of such date, certifying on behalf of such Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10.           Conditions Precedent to Obligations of an Acquired Series. The obligations of each Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)           All representations and warranties of the corresponding Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, each Acquired Series shall have received a certificate from the President or Vice President of its corresponding Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

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(b)           Each Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to such Acquired Series, covering the following points:

(i)           The corresponding Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)          The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)          This Agreement has been duly authorized, executed and delivered by the corresponding Surviving Series and, subject to the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Surviving Series enforceable against such Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)         The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the corresponding Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Surviving Series is a party or by which any properties belonging to such Surviving Series may be bound.

(v)          To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the corresponding Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi)         To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the corresponding Surviving Series or any of its properties or assets and such Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)        Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to each Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the corresponding Surviving Series has any statutory preemptive rights in respect thereof.

(viii)       The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

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(c)           On the Closing Date, the corresponding Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Surviving Series prior to or at the Closing Date and each Acquired Series shall have received a certificate from the President or Vice President of such Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

11.           Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series. With respect to each Reorganization, if any of the conditions set forth below do not exist on or before the Closing Date with respect to an Acquired Series or its corresponding Surviving Series, the other party shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Fund’s Board of Directors, on behalf of each of the Acquired Series and the Surviving Series, shall have approved this Agreement.

(b)           This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(c)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquired Series or its corresponding Surviving Series, provided that each Series may for itself waive any of such conditions.

(e)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)           The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Fund on behalf of each Surviving Series and its corresponding Acquired Series substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(i)           The acquisition by each Surviving Series of all of the assets of its corresponding Acquired Series, as provided for in the Agreement, in exchange for such Surviving Series Shares (including fractional shares, if any) and the assumption by such Surviving Series of all of the liabilities of its corresponding Acquired Series, followed by the distribution by such Acquired Series to its shareholders of such Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and its corresponding Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

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DRAFT

(ii)           No gain or loss should be recognized by an Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by its corresponding Surviving Series in exchange solely for such Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of such Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)          No gain or loss should be recognized by a Surviving Series upon the receipt by it of all of the assets of its corresponding Acquired Series in exchange solely for the assumption of all of the liabilities of such corresponding Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)         No gain or loss should be recognized by an Acquired Series upon the distribution of its corresponding Surviving Series Shares by such Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Agreement) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)          The tax basis of the assets of an Acquired Series received by its corresponding Surviving Series should be the same as the tax basis of such assets in the hands of such Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)         The holding periods of the assets of an Acquired Series in the hands of its corresponding Surviving Series should include the periods during which such assets were held by such Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)        No gain or loss should be recognized by the shareholders of an Acquired Series upon the exchange of all of their Acquired Series Shares solely for its corresponding Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of such Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)          The holding period of the Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should include the holding period of such Acquired Series Shares exchanged therefor, provided that the shareholder held such Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Acquired Series and each Surviving Series will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither a Surviving Series nor its corresponding Acquired Series may waive the conditions set forth in this Section 11(f).

12.           Closing Date. With respect to each Reorganization, the exchange of an Acquired Series’ assets for Surviving Series Shares of its corresponding Surviving Series shall be effective immediately before the opening of business on [XX], 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

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DRAFT

13.           Termination. With respect to each Reorganization:

(a)           This Agreement may be terminated by the mutual agreement of the Surviving Series and one or more of its corresponding Acquired Series. In addition, either the Surviving Series or one or more of its corresponding Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i)            because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)           because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)          by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Series’ or an Surviving Series’ shareholders.

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers. In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14.           Amendment. With respect to each Reorganization, this Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to an Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15.           Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16.          Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series or Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	MNA: Sarah C. Turner Corporate Secretary Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, New York, 14450

17.           Fees and Expenses.

(a)           Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to each Reorganization contemplated by this Agreement will be borne and paid by MNA. Such expenses include, without limitation, to the extent solely and directly related to a Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses; such fees and expenses include, without limitation, portfolio repositioning costs, such as brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the Reorganization. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Series or an Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any. In the event that this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

63

DRAFT

18.           Headings, Counterparts, Assignment, Limitation of Liability, Severability, Effect of Electronic Documents.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           Each Surviving Series and its corresponding Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) the Acquired Series or the Surviving Series, as applicable, as provided in the Articles of Incorporation of the Fund and (ii) MNA. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(f)           Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

(g)           A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

64

DRAFT

Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Acquired Series listed on Schedule A

By:
Name:
Title:

Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Surviving Series listed on Schedule A

By:
Name:
Title:

Solely for purposes of Sections 13(b) and 17(b), Manning & Napier Advisors, LLC

By:
Name:
Title:

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DRAFT

Schedule A

Acquired Series	Surviving Series
Target 2030 Series	Pro-Blend Extended Term Series
Target 2035 Series	Pro-Blend Extended Term Series
Target 2040 Series	Pro-Blend Extended Term Series

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DRAFT

Schedule B

Acquired Series	Surviving Series
Class I Shares	Class I Shares
Class R Shares	Class R Shares
Class K Shares	Class S Shares

67

APPENDIX C: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the outstanding Acquired Series Shares of each Acquired Series as of the Record Date:

Target 2030 Series – Class K Shares

Record Owners

Name and Address	Percentage of Class

Target 2030 Series – Class R Shares

Record Owners

Name and Address	Percentage of Class

Target 2030 Series – Class I Shares

Record Owners

Name and Address	Percentage of Class

Target 2035 Series – Class I Shares

Record Owners

Name and Address	Percentage of Class

Target 2035 Series – Class R Shares

Record Owners

Name and Address	Percentage of Class

Target 2035 Series – Class S Shares

Record Owners

Name and Address	Percentage of Class

Target 2040 Series – Class I Shares

Record Owners

Name and Address	Percentage of Class

Target 2040 Series – Class R Shares

Record Owners

Name and Address	Percentage of Class

68

Target 2040 Series – Class S Shares

Record Owners

Name and Address	Percentage of Class

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of each class of each Acquired Series upon consummation of the Reorganization. These tables assume that the value of the shareholder’s interest in a class of the Series on the date of the consummation of the reorganization is the same as on the Record Date.

69

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17968-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2030 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Extended Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17969-TBD

MANNING & NAPIER FUND, INC.
TARGET 2030 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2030 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually (https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/) at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17970-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2035 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Extended Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17971-TBD

MANNING & NAPIER FUND, INC.
TARGET 2035 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2035 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually (https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/) at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17972-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2040 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Extended Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17973-TBD

MANNING & NAPIER FUND, INC.
TARGET 2040 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2040 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually (https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/) at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Manning & Napier Fund, Inc.

Statement of Additional Information

June [XX], 2020

Target 2030 Series Target 2035 Series Target 2040 Series (Each, a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Pro-Blend Extended Term Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

This Statement of Additional Information of Pro-Blend Extended Term Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) is available to the shareholders of Target 2030 Series, Target 2035 Series and Target 2040 Series (each, an “Acquired Series”), each a separate series of the Fund, in connection with a proposed transaction whereby all of the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series will be transferred to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively (the “Reorganization”). A special meeting of the shareholders of each Acquired Series will be held on August 28, 2020 so that the shareholders may consider the Reorganization.

For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are three separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference into this Statement of Additional Information:

1.	The Statement of Additional Information dated March 1, 2020 for the Acquired Series and the Surviving Series (the “SAI”).

2.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

3.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Acquired Series Annual Reports”). No other parts of the Acquired Series Annual Reports are incorporated herein by reference.

4.	The audited financial statements and related report of the independent public accounting firm for the Blended Asset Extended Series and Blended Asset Maximum Series (each, an “Underlying Fund” and, together, the “Underlying Funds”), included in the Underlying Funds Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Underlying Funds Annual Reports”). No other parts of the Underlying Funds Annual Reports are incorporated herein by reference.

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5.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”). No other parts of the Surviving Series Annual Report are incorporated herein by reference.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [June __2020] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

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General Information	x

Additional Information about the Acquired Series and the Surviving Series	x

Financial Statements	x

Pro Forma Financial Information (Unaudited)	x

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General Information

The Board of Directors of the Fund has unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which contemplates the transfer of all the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Series, each Acquired Series will distribute such shares to its shareholders in liquidation of the Acquired Series. Each shareholder owning shares of the Acquired Series at the closing of the Reorganization will receive shares of the Surviving Series equal in aggregate value to his or her interest in the Acquired Series, and will receive any unpaid dividends or distributions on shares of the Acquired Series that were declared at or before the closing of the Reorganization. The Surviving Series will establish an account for each former shareholder of the Acquired Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Series for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Series will be cancelled, and each Acquired Series will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Proxy Statement.

Additional Information about each Acquired Series and the Surviving Series

The Statements of Additional Information of the Acquired Series and the Surviving Series, each dated March 1, 2020 and as supplemented April 15, 2020 and May 4, 2020, are hereby incorporated herein by reference.

Financial Statements

Historical financial information regarding the Acquired Series and the Surviving Series is incorporated herein by reference as follows:

1.	the report of the independent public accounting firm and audited financial statements of the Acquired Series included in the Acquired Series Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Acquired Series Annual Reports are incorporated herein by reference;

2.	the report of the independent public accounting firm and audited financial statements of the Underlying Funds included in the Underlying Funds Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Underlying Funds Annual Reports are incorporated herein by reference; and

3.	the report of the independent public accounting firm and audited financial statements of the Surviving Series included in the Surviving Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Series Annual Report are incorporated herein by reference.

Pro Forma Financial Information (Unaudited)

Under the Agreement and Plan of Reorganization (the “Agreement”), the Target 2030 Series (Target 2030), Target 2035 Series (Target 2035) and Target 2040 Series (Target 2040) (each an “Acquired Series”) are proposed to be reorganized into the Pro-Blend Extended Term Series (Pro-Blend Extended Term) (the “Surviving Series”) (the “Reorganization”). The Acquired Series and the Surviving Series are each a series of Manning & Napier Fund, Inc. (the “Fund”).

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The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Series and the Surviving Series for the twelve-month period ended October 31, 2019. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus/Information Statement and the historical financial statements of the Acquired Series and the Surviving Series, which are incorporated by reference in the Statement of Additional Information.

The Agreement’s primary purpose is to combine the assets of an Acquired Series with the Surviving Series in a belief that it will benefit shareholders of the respective Acquired Series who wish to maintain investments in a Series with a similar investment objective and similar investment strategy. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The Surviving Series is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

As “fund of funds,” the Acquired Series invest substantially all of their assets in the Blended Asset Extended Series and the Blended Asset Maximum Series (each, an “Underlying Fund,” and together, the “Underlying Funds”). Prior to the Reorganization, each of the Acquired Series will redeem in-kind their shares in the Underlying Funds. To facilitate the redemption in-kind, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind. Each Underlying Fund’s resulting portfolio (consisting of a mix of investments and cash) will be distributed in-kind pro-rata to each Acquired Series based on the amount of each Acquired Series’ investment in such Underlying Fund. Each Acquired Series’ portfolio of investments and cash after the redemption in-kind will be substantially all (if not all) of the assets that will be transferred to the Surviving Series as part of the Reorganization.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2019, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if the Reorganization had been completed and effective for the twelve-month period ended on October 31, 2019. The information as presented also assumes all proposed mergers will be approved by shareholders.

Basis of Pro Forma Financial Information

At the February 13 and April 22, 2020 meetings the Board of Directors of the Fund (the “Board”) approved the Agreement whereby each Acquired Series will transfer all of its assets and liabilities to the Surviving Series. Shareholders of each Acquired Series would receive shares of the Acquiring Series equivalent in value to the aggregate net asset value of their investment in such Acquired Series at the time of the Reorganization, and the Acquired Series then would be dissolved. The Reorganization is expected to close on or before September 26, 2020.

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The Surviving Series shares to be issued to the Acquired Series shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Surviving Series receives from the Acquired Series shares, as determined pursuant to the terms of the Agreement. The Surviving Series shares to be delivered to the Acquired Series will be delivered at net asset value. All securities held by the Acquired Series at the time of the Reorganization will comply with the investment objectives, strategies, and restrictions of the Surviving Series. The Reorganization should qualify to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss should be recognized by the Acquired Series or their shareholders as a result of the Reorganization.

Under accounting principles generally accepted in the United States of America (U.S. GAAP), the cost of investment securities will be carried forward to the Surviving Series, and the results of operations of the Surviving Series for pre-organization periods will not be restated. The Surviving Series will be the accounting survivor for accounting purposes.

Capitalization Table

The following table sets forth the net assets, shares and net asset value per share of the Acquired Series and Surviving Series, and on a pro forma combined basis the successor Surviving Series, as of October 31, 2019, after giving effect to the Reorganization.

Series Capitalization as of October 31, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target 2030 Series – Class I Shares	$6,930,214	661,494	$10.48
Target 2030 Series – Class K Shares	$47,194,615	4,562,111	$10.34
Target 2030 Series – Class R Shares	$24,708,017	2,414,843	$10.23
Subtotal	$78,832,846
Target 2035 Series – Class I Shares	$762,334	56,022	$13.61
Target 2035 Series – Class K Shares	$27,944,861	2,067,268	$13.52
Target 2035 Series – Class R Shares	$19,216,771	1,419,456	$13.54
Subtotal	$47,923,966
Target 2040 Series – Class I Shares	$2,913,114	277,405	$10.50
Target 2040 Series – Class K Shares	$31,636,544	3,046,764	$10.38
Target 2040 Series – Class R Shares	$17,293,649	1,683,147	$10.27
Subtotal	$51,843,307
Surviving Series
Pro-Blend Extended Term Series – Class I Shares	$117,991,262	12,897,628	$9.15
Pro-Blend Extended Term Series – Class S Shares	$276,300,146	15,329,639	$18.02
Pro-Blend Extended Term Series – Class R Shares	$6,149,317	565,993	$10.86
Pro-Blend Extended Term Series – Class L Shares	$100,803,930	10,078,192	$10.00
Pro-Blend Extended Term Series – Class W Shares	$5,335	295	$18.08
Subtotal	$501,249,990
Surviving Series - Pro Forma
Pro-Blend Extended Term Series – Class I Shares	$128,596,924	14,056,717	$9.15
Pro-Blend Extended Term Series – Class S Shares	$383,076,166	21,255,056	$18.02
Pro-Blend Extended Term Series – Class R Shares	$67,367,754	6,203,050	$10.86
Pro-Blend Extended Term Series – Class L Shares	$100,803,930	10,078,192	$10.00
Pro-Blend Extended Term Series – Class W Shares	$5,335	295	$18.08
Total	$679,850,109

Class I Shares, Class K Shares and Class R Shares of the Acquired Series will be exchanged for Class I Shares, Class S Shares and Class R Shares of the Surviving Series, respectively.

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Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Series as if the Reorganization had been completed and effective for the twelve-month period ended October 31, 2019 and with giving effect to the contractual expense changes that were effective March 1, 2019. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Series and Surviving Series, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Pro-Blend Extended Term Series
Pro Forma Adjustments Table
Expense Category	Increase (Decrease) in Expenses
Management fees [1]	$814,307
Distribution and services (Rule 12b-1) fees— S shares [2]	521,235
Distribution and services (Rule 12b-1) fees— K shares [2]	(274,532)
Shareholder services fees - S Shares [3]	(246,703)
Fund accounting and administration fees [4]	(106,800)
Chief Compliance Officer service fees [4]	(7,807)
Transfer Agent fees [4]	(22,500)
Registration and filing fees [4]	(106,500)
Audit fees [4]	(60,000)
Custodian [4]	(8,984)
Miscellaneous [4]	(22,977)
Expense Waiver and Reimbursement [5]	546,155
Total Adjustments	1,024,893
[1] Reflects Management Fee at annual rate of 0.60% of average daily net assets for Acquired Series and updated agreement for Surviving Series
[2] Reflects 12b-1 Fee at an annual rate of 0.25% of the average daily net assets for Acquired Series and updated agreement for Surviving Series
[3] Reflects an updated agreement for Surviving Series
[4] Reflects a reduction in costs as a result of the Reorganization
[5] Reflects the application of Surviving Series contractual expense limitation agreement

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Accounting Survivor

After giving effect to the proposed Reorganization, the Surviving Series will be the accounting survivor. The Surviving Series will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Surviving Series as described in the Annual Report to Shareholders for the fiscal year ended October 31, 2019.

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Federal Income Taxes

As discussed above, to facilitate the redemption in-kind, each Underlying Fund will sell its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. These actions may result in the realization of capital gains by the Underlying Funds that, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Funds, and those distributions would be taxable to the Acquired Series. In addition, the redemption of shares of each Underlying Fund by the Acquired Series may give rise to a gain or loss depending on the Acquired Series’ percentage ownership of the Underlying Fund. In general, if an Acquired Series owns less than 80% of the shares of the applicable Underlying Fund, such Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption of Underlying Fund shares will be treated as capital gain or loss, and will be long-term capital gain or loss if the Underlying Fund shares have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for Underlying Fund shares and the Acquired Series’ basis in the Underlying Fund shares.

For any Acquired Series that owns 80% or more of the applicable Underlying Fund from the time that the Underlying Fund adopts a plan of liquidation until the final liquidating distribution from the Underlying Fund, such Acquired Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities received in the redemption in-kind) from the applicable Underlying Fund; however, such Acquired Series shall be required to treat as a dividend an amount equal to the dividends paid deduction allowable to the Underlying Fund by reason of making liquidating distributions in complete liquidation of such Underlying Fund. In addition, the Acquired Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities. For any Acquired Series shareholder that does not have an 80% ownership in such Underlying Fund, such Acquired Series shareholder will be treated as described in the prior paragraph.

Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding the Adviser’s proposed alignment of the Underlying Funds to prepare for the redemption in-kind, each Underlying Fund is expected to realize approximately $9,591,000 or $0.6366 per share in capital gains in connection with the redemption in-kind.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor their shareholders, nor the Surviving Series nor its shareholders, should recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)       The acquisition by the Surviving Series of all of the assets of the Acquired Series, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

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(ii)       No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)       No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)       The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)       No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series will move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Acquired Series had net long-term capital loss carryforwards of $4,555,619. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Series may expire without being utilized. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series.

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Reorganization Costs

The expenses of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Series all materials relating to the Reorganization, will be paid by MNA.

Security Valuation

The following information supplements and should be read in conjunction with the section in the Information Statement/Prospectus entitled “Determination of Net Asset Value (NAV)”.

The NAV per Share for each Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Series is determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Series NAV, the Series portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Series must use such security’s fair value as determined in good faith in accordance with the Series Valuation Procedures which are approved by the Board.

The value of each Series portfolio securities is based on such securities’ closing prices on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Each Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Series may fair value foreign equity portfolio securities each day the Series calculates its NAV. Accordingly, a Series NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Series portfolio securities may change on days when you will not be able to purchase or sell your Shares

Repositioning

The Underlying Funds are expected to reposition approximately 8% to 12% of their portfolios, and pay approximately $35,000 or $0.0031 per share in brokerage and other transaction costs in aggregate, in connection with the redemption in-kind, however, the actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, the portfolio holdings of each Underlying Fund, and the specific securities sold and/or transferred to each Underlying Fund.

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1

MANNING & NAPIER FUND, INC.

Target 2045 Series

Target 2050 Series

Target 2055 Series

Target 2060 Series

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Target 2045 Series, Target 2050 Series, Target 2055 Series and/or Target 2060 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”).

The Board of Directors of the Fund (the “Board”) has unanimously approved the reorganization (the “Reorganization”) of each Acquired Series into the Pro-Blend Maximum Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, subject to the approval of the shareholders of the Acquired Series.

You are being asked to approve the Reorganization of your Acquired Series, which would result in you becoming a shareholder of the Surviving Series. The Board recommends that you vote “FOR” the Reorganization of your Acquired Series.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus, and based on the recommendations of the Board, a special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held on August 28, 2020 at [11:00 a.m.] Eastern time so that Acquired Series shareholders may consider the Reorganization. The Special Meeting will be a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during a live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number.

Important points for your consideration:

●	The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and, together, the “Underlying Funds”).

●	Currently, the Target 2050 Series, Target 2055 Series, and Target 2060 Series invest all of their assets in an Underlying Fund, the Blended Asset Maximum Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of each of the Target 2050 Series, Target 2055 Series, and Target 2060 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Maximum Series have historically been very similar. Below is a graphical illustration of the holdings of a Target 2050 Series’, Target 2055 Series’ and Target 2060 Series’ shareholder before and after the Reorganization.

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●	Currently, the Target 2045 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Maximum Series. As stated above, the Blended Asset Maximum Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2045 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2045 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a lower emphasis on equity securities over fixed income securities as compared to the Surviving Series. Below is a graphical illustration of the holdings of Target 2045 Series’ shareholder before and after the Reorganization.

●	Each Acquired Series and the Surviving Series are managed by a substantially similar team of investment professionals, and the Underlying Funds and the Surviving Series are managed by the same team of investment professionals.

●	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, Manning & Napier Advisors, LLC (“MNA”), the investment advisor to each Acquired Series, believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series.

●	The Reorganization will combine five smaller funds into one larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

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●	The total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series.

●	The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.09% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

●	The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

●	It is expected that neither an Acquired Series nor its shareholders should recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. However, prior to the Reorganization, the Underlying Funds are expected to liquidate in a fully taxable transaction causing each Acquired Series to recognize gain or loss upon receiving the securities and cash of the Underlying Funds as part of the liquidation. To the extent the liquidation of the Underlying Funds causes an Acquired Series to recognize gain that is not offset by capital loss carryovers, the Acquired Series will be required to make a distribution immediately prior to the Reorganization that will be taxable to its shareholders as either an ordinary dividend or as a capital gain distribution.

●	The advisor of the Series, MNA, will pay all of the direct expenses of the Reorganization.

●	The Board has unanimously determined that the Reorganization will benefit each Acquired Series and its shareholders and recommends that you vote FOR the proposal.

If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about September 26, 2020, or such other date as the parties may agree. Upon the completion of the Reorganization of your Acquired Series, you will receive a number of full and fractional shares of the corresponding class of the Surviving Series having a total dollar value equal to the total dollar value of your Acquired Series shares immediately prior to the Reorganization, and you will become a shareholder of the Surviving Series.

The Acquired Series will be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote on the Internet, by phone or by mail today so that the maximum number of shares may be voted. Your vote is important no matter how many shares you own. If we do not receive your vote, you may be contacted by a representative of the Fund or its proxy solicitor, who will remind you to vote your shares and help you return your proxy. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.

Voting is quick and easy. Everything you need is enclosed. Please vote on the Internet, by phone or by mail today.

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Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

5

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

Target 2045 Series

Target 2050 Series

Target 2055 Series

Target 2060 Series

each a series of Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

To be held August 28, 2020

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series will be held at [11:00 a.m.] , Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Series will separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series, (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series. Shareholders of record as of the close of business on [record date] are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

Whether or not you plan to attend the Special Meeting in person, please vote your shares. To vote by mail please complete, date, and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. If you return a properly executed proxy card by mail and no instructions are marked on the proxy card, the proxy will vote your shares for the approval of the Reorganization. If you have returned a proxy card and are present at the Special Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Special Meeting, by itself, will not revoke a previously tendered proxy. You may also vote by telephone or Internet, as follows:

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To vote by telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.

(3) Follow the simple instructions.

To vote by Internet

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Go to the Internet address that appears on your proxy card.

(3) Follow the simple instructions.

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business as may be properly brought before the Special Meeting or any adjournment(s) thereof.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitations of proxies.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting To Be Held on August 28, 2020.

You may access or download the Proxy Statement/Prospectus by visiting www.proxyvote.com and entering your unique voter identification number.

For additional voting information, shareholders should call 1-866-618-9320 Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PLEASE RESPOND – WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. YOUR VOTE IS IMPORTANT. WE ENCOURAGE YOU TO SUPPORT THE BOARD OF DIRECTORS’ RECOMMENDATION AND VOTE “FOR” THE APPROVAL OF THE REORGANIZATION OF YOUR ACQUIRED SERIES.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

7

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8

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information.

Why did you send me this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target 2045 Series, Target 2050 Series, Target 2055 Series and/or Target 2060 Series (each, an “Acquired Series”), each a series of the Manning & Napier, Fund, Inc. (the “Fund”) as of [record date] (the “Record Date”) and have the right to vote on the very important proposal described herein concerning the Acquired Series. This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the proposal or investing in the Pro-Blend Maximum Term Series (the “Surviving Series”), a separate series of the Fund.

On what am I being asked to vote?

You are being asked to vote on the proposal for the reorganization of the Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series into the Pro-Blend Maximum Term Series (the “Reorganization”).

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series (“Acquired Series Shares”) would become a shareholder of the following shares of the Surviving Series (“Surviving Series Shares”):

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;
●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and
●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

Shareholders of each Acquired Series will vote separately on the Reorganization.

How will the Reorganization affect my account?

Your Acquired Series Shares are expected to be exchanged for an equivalent dollar amount of Surviving Series Shares. Your account registration and account options will remain the same unless you change them. The exchange should be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account should remain the same.

Is the approval or closing of the Reorganization of one Acquired Series conditioned on the approval or closing of the Reorganization of the other Acquired Series?

No. The approval or closing of the proposed Reorganization of one Acquired Series is not conditioned on the approval or closing of the proposed Reorganization of the other Acquired Series. Each proposed Reorganization is subject to certain closing conditions that must be satisfied or waived in order for the Reorganization to be completed. Although Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), the investment advisor to each Acquired Series and the Surviving Series, believes that it is unlikely, it is possible that the Reorganization of one Acquired Series is approved and closes while the Reorganization of one or more of the other Acquired Series is either not approved or does not close. Unless otherwise stated, the information on the estimated expenses of the combined fund presented in this Proxy Statement/Prospectus assumes that all Reorganizations are approved and completed.

9

What are the reasons for the proposed Reorganization?

Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA believes that each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

The investment objective and investment policies of the Surviving Series are substantially similar to those of each Acquired Series. However, each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its investment strategies by investing in one or more underlying mutual funds (each, an “Underlying Fund” and together, the “Underlying Funds”). Each of the Target 2050 Series, Target 2055 Series and Target 2060 Series invests all of its assets in the Blended Asset Maximum Series, which has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of each Target 2050 Series, Target 2055 Series and Target 2060 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Maximum Series have historically been very similar.

The Target 2045 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Maximum Series. As stated above, the Blended Asset Maximum Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2045 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2045 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a lower emphasis on equity securities over fixed income securities as compared to the Surviving Series.

Assuming all Acquired Series’ shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series. The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.09% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. In total, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

In considering the Reorganization, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Acquired Series and its shareholders. The Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Board consider?”

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How do I vote?

You can vote in one of four ways:

☐	By telephone (call the toll free number listed on your proxy card)

☐	By Internet (log on to the Internet site listed on your proxy card)

☐	By mail (using the enclosed postage prepaid envelope)

☐	During the shareholder meeting scheduled to occur at [11:00 a.m.], Eastern Time, on August 28, 2020, via the Internet.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequent written, telephonic or electronic vote, or by attending the shareholder meeting and voting in person.

Whom should I call if I have questions?

If you have questions about the proposal or voting procedures, please call the Fund’s proxy solicitor toll-free at 1-866-618-9320. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

11

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROXY STATEMENT/PROSPECTUS

June [XX], 2020

Special Meeting of Shareholders of

Target 2045 Series

Target 2050 Series

Target 2055 Series

Target 2060 Series

each a Series of

Manning & Napier Fund, Inc.

Scheduled for August 28, 2020

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Target 2045 Series Target 2050 Series Target 2055 Series Target 2060 Series	Pro-Blend Maximum Term Series
(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	(Each a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each, an “Acquired Series”), each a series of Manning & Napier Fund, Inc. (the “Fund”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for the Pro-Blend Maximum Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), each a separate series of the Fund.

12

A special meeting of the shareholders of each Acquired Series (the “Special Meeting”) will be held at [11:00 a.m.], Eastern Time, on August 28, 2020. The Special Meeting is a virtual meeting held via live audio webcast over the Internet. You will be able to attend the Special Meeting, vote your shares electronically, and submit your questions during the live webcast of the Special Meeting by visiting https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ and entering your unique voter identification number. At the Special Meeting, shareholders of each Acquired Series will be asked to separately consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), severally and not jointly on behalf of the Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each, an “Acquired Series”), each a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, providing for the transfer of all of the assets of each Acquired Series to the Surviving Series, and the assumption of all of the liabilities of each Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of any other Acquired Series. For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are four separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

If shareholders of an Acquired Series approve the Reorganization, each owner of shares of the Acquired Series would become a shareholder of the following shares of the Surviving Series:

●	Owners of Class I Shares of the Acquired Series would become shareholders of Class I Shares of the Surviving Series;
●	Owners of Class R Shares of the Acquired Series would become shareholders of Class R Shares of the Surviving Series; and
●	Owners of Class K Shares of the Acquired Series would become shareholders of Class S Shares of the Surviving Series.

The total dollar value of the shares of the Surviving Series (“Surviving Series Shares”) that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series (“Acquired Series Shares”) that shareholders hold immediately prior to the Reorganization. The Reorganization should be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax as a direct result of the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, including a discussion of the tax consequences of any distributions you may receive from an Acquired Series in connection with the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind” below.

The Board of the Fund has fixed the close of business on [record date] as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of an Acquired Series on the Record Date will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [mail date] to all shareholders eligible to vote on the Proposal.

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The Board has unanimously approved the Plan of Reorganization and has determined that each Acquired Series’ Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Board recommends that shareholders of each Acquired Series vote FOR the Proposal. If shareholders of an Acquired Series do not approve the Proposal, the Board will consider what further action is appropriate for the Acquired Series.

TO OBTAIN MORE INFORMATION

 The following documents contain additional information about the Series:

1.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Acquired Series (the “Acquired Series Prospectus”);

2.	Supplement dated April 15, 2020 to the Acquired Series Prospectus.

3.	Summary Prospectus and Prospectus, each dated March 1, 2020, for the Surviving Series (the “Surviving Series Prospectus,” and together with the Acquired Series Prospectus, the “Prospectuses”);

4.	Supplement dated April 15, 2020 to the Surviving Series Prospectus.

5.	Statement of Additional Information dated March 1, 2020 for both the Acquired Series and Surviving Series (the “SAI”);

6.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

7.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended October 31, 2019;

8.	The audited financial statements and related report of the independent public accounting firm included in the Underlying Funds (as defined below) Annual Report to Shareholders for the fiscal year ended October 31, 2019; and

9.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”).

The financial highlights for the Surviving Series contained in the Surviving Series Annual Report are included in this Proxy Statement/Prospectus as Appendix A. No financial highlights are presented for the Class Z Shares because they were not active as of the date of this Proxy Statement/Prospectus.

A copy of the Surviving Series Prospectus and each supplement thereto accompanies this Proxy Statement/Prospectus, and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Acquired Series Prospectus and each supplement thereto and the Statement of Additional Information dated June [XX] 2020 relating to this Proxy Statement/Prospectus (the “Merger SAI”) are also incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the documents listed above may be obtained by calling 1-800-466-3863, by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450, or on the internet at www.manning-napier.com/documents. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

14

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the documents listed above is 811-04087. The file number for the Merger SAI is [SEC file number.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

By order of the Board of Directors,

Paul J. Battaglia
President and Director

[date]

15

16

 SUMMARY OF THE PROPOSED REORGANIZATION

How will the Reorganization take effect?

As “fund of funds,” each Acquired Series invests substantially all of its assets in, and seeks to achieve its investment objective and policies and implements its investment strategies by investing in, one or more underlying mutual funds, the Blended Asset Maximum Series and Blended Asset Extended Series (each, an “Underlying Fund” and together, the “Underlying Funds”). The Target 2050 Series, Target 2055 Series and Target 2060 Series invests all of its assets in the Blended Asset Maximum Series, and the Target 2045 Series invests approximately 75% of its assets in the Blended Asset Maximum Series and 25% of its assets in the Blended Asset Extended Series. The Blended Asset Maximum Series has substantially the same principal investment strategies and risks, as well as a substantially similar investment portfolio, as the Surviving Series. The Blended Asset Extended Series has principal investment strategies and risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a lower emphasis on equity securities over fixed income securities as compared to the Surviving Series. The Blended Asset Extended Series has historically had a similar investment portfolio as the Surviving Series.

If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its shares in the Underlying Fund(s) prior to the Reorganization and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to the plan of liquidation of the Underlying Fund(s). To facilitate this redemption in-kind and ultimate transfer of these portfolio securities to the Surviving Series in connection with the Reorganization, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind by the Acquired Series. As of the date of this Prospectus/Proxy Statement, the Underlying Funds are expected to reposition approximately between 8% - 12% of their portfolios, and pay approximately $18,000 ($0.0019 per share) for Blended Asset Maximum Series and $17,000 ($0.0011 per share) for the Blended Asset Extended Series in brokerage and other transaction costs, in connection with the Reorganization. The actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, and the portfolio holdings of the Underlying Fund, at the time of the Reorganization. Any capital gains realized by an Underlying Fund, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Fund, and those distributions would be taxable to the Acquired Series.

Each Acquired Series will recognize gain or loss upon the redemption in-kind of its shares of its Underlying Fund(s). Any gain or loss realized upon such redemption of its shares of the Underlying Fund(s) will be treated as long-term or short-term capital gain or loss depending on whether such shares have been held for more than twelve months. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received by the Acquired Series and the Acquired Series’ basis in its shares of its Underlying Fund(s).

After the redemption in-kind by each Acquired Series, each Acquired Series will directly hold a portfolio of cash and securities that will be consistent with the investment objectives, strategies and risks of the Surviving Series and this portfolio of cash and securities will be acquired by the Surviving Series as part of the Reorganization. The Underlying Funds will be liquidated as part of the redemption in-kind.

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The steps that the Acquired Series will take to implement the Reorganization are illustrated in the chart below.

Who will manage the Surviving Series following the Reorganization?

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), located at 290 Woodcliff Drive, Fairport, NY 14450, serves as the investment advisor to the Acquired Series and the Surviving Series. A substantially similar team of portfolio managers is responsible for managing the Acquired Series and the Surviving Series, and is expected to continue to manage the Surviving Series following the Reorganization.

Due to a recent change in control of MNA, MNA is providing its investment advisory services to the Series pursuant to an interim investment advisory agreement, dated May 11, 2020. As a shareholder of the Acquired Series, you will be asked to vote on the approval of a new investment advisory agreement between your Acquired Series and MNA at a separate shareholder meeting of your Acquired Series and pursuant to a separate shareholder notice and proxy statement.

For more information about MNA and the Series’ portfolio managers, please see the Prospectuses.

What are the tax consequences of the Reorganization?

The Reorganization should qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders should not, and the Acquired Series generally should not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations of the Reorganization and the Redemptions In Kind.”

How do the Series’ investment objectives compare?

The investment objective of each Acquired Series is substantially similar to that of the Surviving Series. The investment objective of each Acquired Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The investment objective of the Surviving Series is to provide equal emphasis on long-term growth of capital. The investment objectives of each Acquired Series and the Surviving Series are non-fundamental and, therefore, can be changed by the Board without shareholder approval. If there is a material change in a Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

How do the Series’ fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold Class I, Class K or Class R shares of an Acquired Series and Class I, Class S or Class R shares of the Surviving Series. These fees and expenses are based on each Series’ average net assets for the six-month period ended April 30, 2020.

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As shown below, assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series. Assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.09% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series. The total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are in line with their industry peers, and both the Board and MNA believe these expenses are reasonable.

The total annual fund operating expenses shown in the table below assume each Acquired Series approves the Reorganization, which is the most likely scenario to occur. Because the approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of any other Acquired Series, other Reorganization scenarios are possible (e.g., Target 2060 Series is the only Acquired Series to approve the Reorganization). While these other scenarios are possible, they are not expected to result in total annual fund operating expenses (both before and after fee waivers and/or expense reimbursements) being paid by shareholders of each class of the Surviving Series that are higher than those shown in the table below.

Each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund. This indirect investment advisory fee expense is included as part of an Acquired Series’ acquired fund fees and expenses (AFFE). Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series.

	Target 2045 Series (Acquired Series)			Target 2050 Series (Acquired Series)			Target 2055 Series (Acquired Series)			Target 2060 Series (Acquired Series)			Pro-Blend Maximum Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None			None			None

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Current Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

	Target 2045 Series (Acquired Series)			Target 2050 Series (Acquired Series)			Target 2055 Series (Acquired Series)			Target 2060 Series (Acquired Series)			Pro-Blend Maximum Term Series (Surviving Series)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.92%	0.85%	0.80%	0.84%	0.78%	0.71%	1.66%	1.60%	1.52%	1.83%	1.74%	1.73%	0.29%	0.25%	0.21%
Acquired Fund Fees and Expenses (AFFE)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	None	None	None
Total Annual Fund Operating Expenses	1.47%[4]	1.65%[4]	1.85%[4]	1.39%[4]	1.58%[4]	1.76%[4]	2.21%[4]	2.40%[4]	2.57%[4]	2.38%[4]	2.54%[4]	2.78%[4]	0.89%[5]	1.10%[5]	1.31%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.72%)[6]	(0.65%)[6]	(0.60%)[6]	(0.64%)[6]	(0.58%)[6]	(0.51%)[6]	(1.46%)[6]	(1.40%)[6]	(1.32%)[6]	(1.63%)[6]	(1.54%)[6]	(1.53%)[6]	(0.04%)[7]	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.85%[5]	1.10%[5]	1.31%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only the Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by each Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

7	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.85% of the average daily net assets of the Class S, Class I and Class R shares. These contractual waivers are expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Surviving Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

20

	Target 2045 Series (Acquired Series)			Target 2050 Series (Acquired Series)			Target 2055 Series (Acquired Series)			Target 2060 Series (Acquired Series)			Pro-Blend Maximum Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Shareholder Fees Fees paid directly from your investment	None			None			None			None			None

Annual Fund Operating Expenses Assuming All Reorganizations are Approved

Expenses you pay each year as a % of the value of your investment

	Target 2045 Series (Acquired Series)			Target 2050 Series (Acquired Series)			Target 2055 Series (Acquired Series)			Target 2060 Series (Acquired Series)			Pro-Blend Maximum Term Series (Pro forma combined assuming all Reorganizations are approved)
	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class K	Class R	Class I	Class S	Class R
Management Fees	None	None	None	None	None	None	None	None	None	None	None	None	0.60%[1]	0.60%[1]	0.60%[1]
Distribution and Service (12b-1) Fees	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%	0.50%	None	0.25%[2]	0.50%
Other Expenses[3]	0.92%	0.85%	0.80%	0.84%	0.78%	0.71%	1.66%	1.60%	1.52%	1.83%	1.74%	1.73%	0.36%	0.31%	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	None	None	None
Total Annual Fund Operating Expenses	1.47%[4]	1.65%[4]	1.85%[4]	1.39%[4]	1.58%[4]	1.76%[4]	2.21%[4]	2.40%[4]	2.57%[4]	2.38%[4]	2.54%[4]	2.78%[4]	0.96%[5]	1.16%[5]	1.34%[5]
Less Fee Waivers and/or Expense Reimbursement	(0.72%)[6]	(0.65%)[6]	(0.60%)[6]	(0.64%)[6]	(0.58%)[6]	(0.51%)[6]	(1.46%)[6]	(1.40%)[6]	(1.32%)[6]	(1.63%)[6]	(1.54%)[6]	(1.53%)[6]	(0.11%)[7]	(0.06%)[7]	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.75%[4]	1.00%[4]	1.25%[4]	0.85%[5]	1.10%[5]	1.34%[5]

1	Management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series.

2	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.

3	Other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ and the Surviving Series’ average net assets for the six-month period ended April 30, 2020. The pro forma Other Expenses of the Surviving Series are based on pro-forma combined assets as of April 30, 2020 and assume the consummation of the Reorganization.

4	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Acquired Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses based on each Acquired Series’ average net assets for the six-month period ended April 30, 2020, and (b) the financial highlights include only each Acquired Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Acquired Series through its investments in the Underlying Fund(s).

5	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in the prospectus (and in the Surviving Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Surviving Series; (b) Distribution and Service (12b-1) Fees for Class S Shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees and expenses based on the Surviving Series’ average net assets for the six-month period ended April 30, 2020; and (d) the financial highlights include only the Surviving Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Surviving Series through its investments in other investment companies.

6	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of each Acquired Series, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by each Acquired Series through its investments in the Underlying Fund. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

7	The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.85% of the average daily net assets of the Class S, Class I and Class R shares. These contractual waivers are expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Board. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Surviving Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Series. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same (taking into account the contractual expense limitations). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target 2045 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2050 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2055 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2060 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Pro-Blend Maximum Term Series (Surviving Series)
Class I	$87	$271	$471	$1,048
Class S	$112	$350	$607	$1,341
Class R	$133	$414	$717	$1,578

Pro-Forma Examples Assuming All Reorganizations are Approved

	1 year	3 years	5 years	10 years
Target 2045 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2050 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2055 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Target 2060 Series (Acquired Series)
Class I	$77	$240	$417	$930
Class K	$102	$318	$552	$1,224
Class R	$127	$396	$686	$1,511
Pro-Blend Maximum Term Series (Pro forma combined assuming all Reorganizations are approved)
Class I	$87	$271	$471	$1,048
Class S	$112	$350	$607	$1,341
Class R	$136	$424	$734	$1,612

Portfolio Turnover

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance. The following table sets forth the portfolio turnover rate of each Series, as a percentage of the average value of each Series’ portfolio, during the fiscal year ended October 31, 2019. For comparison purposes, the portfolio turnover rates of the Underlying Funds are also provided.

Series	Portfolio Turnover Rate
Target 2045 Series	16%
Target 2050 Series	36%
Target 2055 Series	20%
Target 2060 Series	38%
Blended Asset Extended Series	84%
Blended Asset Maximum Series	89%
Pro-Blend Maximum Term Series	73%

How do the Series’ investment programs compare?

Surviving Series

The Surviving Series is an asset allocation fund that is part of Manning & Napier’s suite of Pro-Blend Series, which is a suite of funds that offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. The Pro-Blend Series are designed to allow an investor to determine which Pro-Blend Series best suits his or her current risk tolerance and investment time horizon, then decide when to move to a different Pro-Blend Series as his or her personal situation changes over the years (as opposed to the Target Date Series described below, which have asset allocation strategies that generally become more conservative over time). Each Pro-Blend Series invests directly in a combination of equity, fixed income and cash investments and is managed according to its specific goals and risk tolerances.

The Surviving Series is designed to be the most aggressive of the Pro-Blend Series. As compared to the other Pro-Blend Series, the Surviving Series has a greater emphasis on capital growth and has a higher percentage of its portfolio being invested in equity investments. The words “Maximum Term” in the Surviving Series’ name describe the investment horizon of those investors who may want to consider investing in the Surviving Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Acquired Series

Each Acquired Series is part of Manning & Napier’s suite of Target Date Series, which are designed to offer investors a professionally managed investment plan that simplifies the investment management of an investor’s assets prior to, and continuing after, the investor’s retirement or other investment goal. The main component of the investment program of the Acquired Series is the ongoing reallocation of the investor’s assets among various asset classes, including equity, fixed income and cash investments.

Each Acquired Series has a distinct target asset allocation range based on its investment goals and risk tolerances. The target asset allocation of the Acquired Series varies over time, becoming generally more conservative as the target date approaches, and for five years following, the target date, in accordance with a predetermined “glide range.”

MNA, as the investment advisor of the Acquired Series, implements asset allocation decisions for the Acquired Series through their investment in one or more of the Underlying Funds, mutual funds that are part of Manning & Napier’s suite of Blended Asset Series, which is a suite of funds that is substantially similar to the Pro-Blend Series in that they offer professional management and asset allocation through a choice of investment objectives that range from fairly conservative to fairly aggressive. In fact, the Blended Asset Series were created to mirror the Pro-Blend Series, and prior to October 13, 2017, MNA implemented asset allocation decisions for the Acquired Series through their investment in one or more Pro-Blend Series. Currently, the Target 2050 Series, Target 2055 Series and Target 2060 Series are invested entirely in the Blended Asset Maximum Series and the Target 2045 Series invests approximately 75% of its assets in the Blended Asset Maximum Series and 25% of its assets in the Blended Asset Extended Series.

How do the Series’ principal investment strategies compare?

Each Acquired Series is a “fund of funds” and seeks to achieve its investment objective and policies and implements its principal investment strategies by investing in one or more of the Underlying Funds. The Target 2050 Series, Target 2055 Series and Target 2060 Series are invested entirely in the Blended Asset Maximum Series and the Target 2045 Series invests approximately 75% of its assets in the Blended Asset Maximum Series and 25% of its assets in the Blended Asset Extended Series. As a result, the table below compares each of the Blended Asset Maximum Series’ and Blended Asset Extended Series’ principal investment strategies with the principal investment strategies of the Surviving Series, the Pro-Blend Maximum Term Series.

Blended Asset Maximum Series Compared to the Pro-Blend Maximum Term Series

The Blended Asset Maximum Series is designed to be the most aggressive of the Blended Asset Series and has principal investment strategies and principal risks that are substantially the same as the Surviving Series. Due to the Blended Asset Maximum Series and Surviving Series having substantially the same principal investment strategies, they allocate investments across asset classes in substantially the same manner, as shown below. This information is provided as of October 31, 2019.

The only differences between the Blended Asset Extended Series’ and Surviving Series’ principal investment strategies, which are immaterial, are noted in italics.

	Blended Asset Maximum Series (Acquired Series)	Pro-Blend Maximum Term Series (Surviving Series)
Principal Investment Strategies

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The word “Maximum” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The words “Maximum Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Blended Asset Extended Series Compared to the Pro-Blend Maximum Term Series

The Blended Asset Extended Series is designed to be the second most aggressive of the Blended Asset Series and, as a result, has a lower emphasis on equity securities over fixed income securities as compared to the Surviving Series. For example, the Blended Asset Extended Series allocates approximately 40% to 70% of the Series’ assets to equity securities. In comparison, the Surviving Series has historically allocated between 70% and 95% of its assets to equity securities. Accordingly, while there are certain principal investment strategy differences between the Blended Asset Extended Series and the Surviving Series, overall the two Series have similar principal investment strategies and principal risks. For example, each of the Blended Asset Extended Series and the Surviving Series invests primarily in common stocks and long-term fixed income securities. As a result, the Blended Asset Extended Series and the Surviving Series have both similarly allocated their investments across sectors and their investment portfolios have substantially similar top-ten holdings. Below is a comparison of each of the Blended Asset Extended Series’ and Surviving Series’ asset class allocation as of October 31, 2019.

Due to its allocations to both the Blended Asset Extended Series and Blended Asset Maximum Series, the Target 2045 Series currently allocates 63% to 89% of its assets to equity securities. As a result of the Reorganization, shareholders of the Target 2045 Series will be fully invested in the Surviving Series and its more aggressive asset allocation to equity securities. Below is a comparison of the Target 2045 Series’ allocation to equity investments, through its investments in both the Blended Asset Extended Series and Blended Asset Maximum Series, against the equity allocation of the Surviving Series, the Pro-Blend Maximum Term Series. This information is provided as of October 31, 2019.

The material differences in the principal investment strategies of the Blended Asset Extended Series and the Surviving Series are noted in italics below. When reviewing the below, keep in mind that the Target 2045 Series’ current allocation to the Blended Asset Extended Series is only 25% of its assets.

	Blended Asset Extended Series (Underlying Fund)	Pro-Blend Maximum Term Series (Surviving Series)
Principal Investment Strategies

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The word “Extended” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series.

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

●     it no longer fits the Series’ investment strategies or valuation discipline;

●     it has reached the Advisor’s target sell price; or

●     a more attractive investment opportunity is identified.

The words “Maximum Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

For more information regarding the principal investment strategies of the Acquired Series, the Underlying Funds and the Surviving Series, please see the Prospectuses.

How do the Series’ principal risks compare?

Because each Acquired Series invests exclusively in one or more of the Underlying Funds, the principal risks of investing in each Acquired Series are the same as the principal risks of its Underlying Fund(s). The principal risks of each Underlying Fund are identical to those of the Surviving Series because of the similarities between their principal investment strategies as shown above.

The principal risks of the Surviving Series are described below.

As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

●	U.S. and/or foreign stock or bond markets decline.

●	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

●	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

●	Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

●	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

●	An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

●	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

●	The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

●	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

●	High-yield securities may underperform other sectors of the bond market, or the market as a whole.

●	The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

●	Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

●	The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

●	Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

●	Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

●	Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

●	The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Prospectuses.

How does the Series’ performance compare?

Performance information for the Acquired Series and the Surviving Series is presented below. The Surviving Series will be the performance and accounting survivor of the Reorganization.

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Target 2045 Series and Target 2055 Series for each of the last seven calendar years; of the Target 2050 Series and Surviving Series for each of the last ten calendar years; and of the Target 2060 Series for each of the last four calendar years. The total return tables show how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2045 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2045 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2045 Series was (13.50)%.

Best quarter: (quarter ended 03/31/2019): 12.48%

Worst quarter: (quarter ended 12/31/2018): (12.04)%

The total return table below shows how the average annual total returns for the Target 2045 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2045 Index, and a 2045 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2045 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2045 Composite Benchmark were as follows: Russell 3000® Index (58%), MSCI ACWI ex USA Index (20%), and Bloomberg Barclays U.S. Aggregate Bond Index (22%). The 2045 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	26.42%	7.55%	10.89%
Return After Taxes on Distributions	26.05%	5.87%	9.01%
Return After Taxes on Distributions and Sale of Series Shares	15.87%	5.37%	8.09%
Class I Shares — Return Before Taxes	26.76%	7.81%	11.14%
Class R Shares — Return Before Taxes	26.14%	7.27%	10.59%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2045 Index	24.02%	8.32%	10.95%
2045 Composite Benchmark	24.13%	8.52%	10.68%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2045 Composite Benchmark are calculated from June 30, 2012.

Target 2050 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2050 Series by showing changes in the performance of the Class K shares of the Series for each of the last ten calendar years.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2050 Series was (15.68)%.

Best quarter: (quarter ended 03/31/2019): 13.42%

Worst quarter: (quarter ended 09/30/2011): (16.92)%

The total return table shows how the average annual total returns for the Target 2050 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2050 Index, and a 2050 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2050 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2050 Composite Benchmark were as follows: Russell 3000® Index (62%); MSCI ACWI ex USA Index (21%); and Bloomberg Barclays U.S. Aggregate Bond Index (17%). The 2050 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class K Shares
Return Before Taxes	28.12%	7.93%	9.09%
Return After Taxes on Distributions	27.91%	5.51%	7.07%
Return After Taxes on Distributions and Sale of Series Shares	16.77%	5.39%	6.71%
Class I Shares — Return Before Taxes	28.35%	8.18%	9.37%
Class R Shares — Return Before Taxes	27.73%	7.63%	8.82%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2050 Index	24.35%	8.49%	9.84%
2050 Composite Benchmark	25.16%	8.76%	10.15%

Target 2055 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2055 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2055 Series was (15.68)%.

Best quarter: (quarter ended 03/31/2019): 13.39%

Worst quarter: (quarter ended 12/31/2018): (13.01)%

The total return table below shows how the average annual total returns for the Target 2055 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055 Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2055 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Bloomberg Barclays U.S. Aggregate Bond Index (17%). The 2055 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	28.20%	7.92%	11.21%
Return After Taxes on Distributions	27.82%	6.08%	9.10%
Return After Taxes on Distributions and Sale of Series Shares	16.96%	5.58%	8.21%
Class I Shares — Return Before Taxes	28.47%	8.20%	11.55%
Class R Shares — Return Before Taxes	27.83%	7.67%	10.87%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2055 Index	24.48%	8.58%	11.43%
2055 Composite Benchmark	25.16%	8.76%	10.84%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2055 Composite Benchmark are calculated from June 30, 2012.

Target 2060 Series (Acquired Series)

The bar chart below shows the variability in the performance of the Target 2060 Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception.

The year-to-date total return as of March 31, 2020 for the Class K shares of the Target 2060 Series was (15.64)%.

Best quarter: (quarter ended 03/31/2019): 13.38%

Worst quarter: (quarter ended 12/31/2018): (12.98)%

The total return table below shows how the average annual total returns for the Target 2060 Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2060+ Index, and a 2060 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2060 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2060 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Bloomberg Barclays U.S. Aggregate Bond Index (17%). The 2060 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	Since Inception[1]
Class K Shares
Return Before Taxes	28.22%	10.97%
Return After Taxes on Distributions	28.00%	9.42%
Return After Taxes on Distributions and Sale of Series Shares	16.84%	8.10%
Class I Shares — Return Before Taxes	28.36%	11.22%
Class R Shares — Return Before Taxes	27.74%	10.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2060+ Index	24.73%	10.88%
2060 Composite Benchmark	25.16%	11.71%

1 Performance numbers for the Series and the S&P Target Date Index are calculated from September 21, 2015, the Series’ inception date. Performance numbers for the 2060 Composite Benchmark are calculated from September 30, 2015.

Pro-Blend Maximum Term Series (Surviving Series)

The bar chart shows the variability in the performance of the Pro-Blend Maximum Term Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years.

The year-to-date total return as of March 31, 2020 for the Class S shares of the Pro-Blend Maximum Series was (15.86)%.

Best quarter: (quarter ended 03/31/2019): 13.18%

Worst quarter: (quarter ended 09/30/2011): (16.86)%

The total return table below shows how the average annual total returns for the Pro-Blend Maximum Term Series for different periods compare to those of a broad-based securities index and a 65/20/15 Blended Index, 65% of which is the Russell 3000® Index, 20% of which is the MSCI ACWI ex USA Index, and 15% of which is the Bloomberg Barclays U.S. Aggregate Bond Index. The 65/20/15 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios.

Average Annual Total Returns For Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	27.65%	8.04%	9.19%
Return After Taxes on Distributions	26.12%	6.66%	7.85%
Return After Taxes on Distributions and Sale of Series Shares	17.43%	6.06%	7.17%
Class I Shares — Return Before Taxes	27.99%	8.32%	9.47%
Class R Shares — Return Before Taxes[1]	27.34%	7.78%	8.94%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	31.02%	11.24%	13.42%
65/20/15 Blended Index	25.70%	8.97%	10.38%

1 The Surviving Series’ Class R Shares commenced operations on June 30, 2010 and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date.

How do the Series’ purchase, redemption and exchange policies compare?

The procedures for purchasing, redeeming and exchanging shares of the Surviving Series are the same as the procedures applicable to each Acquired Series. You may continue to purchase, redeem and exchange shares of the Acquired Series prior to the Reorganization.

For more information on these policies, please see the Prospectuses.

How do the Series’ distribution and shareholder services arrangements compare?

Class K Shares and Class R Shares of each Acquired Series and Class S Shares and Class R Shares of the Surviving Series are subject to a 12b-1 Fee in an annual amount of up to 0.25% of the Class S Shares’ and Class K Shares’ average daily net assets and 0.50% of the Class R Shares’ average daily net assets in accordance with the Fund’s Amended and Restated Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Each Series’ Rule 12b-1 fee is governed by the same Rule 12b-1 Plan. The 12b-1 Fee may be used to compensate financial intermediaries for providing distribution services to the Series, in addition to compensating financial intermediaries in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K Shares and Class R Shares of the Acquired Series and Class S Shares and Class R Shares of the Surviving Series.

The Rule 12b-1 Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Fund’s Distributor (as defined below) or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, overtime these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Each Series may also enter into agreements with financial intermediaries pursuant to which the Series may pay financial intermediaries for non-distribution services, such as sub-transfer agency, administrative, sub-accounting, and shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Class I, Class K and Class R Shares of each Acquired Series and Class I, Class S and Class R Shares of the Surviving Series. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, the 12b-1 Fee.

For more information on the Series’ distribution and shareholder services arrangements, please see the Prospectuses.

How do the Series’ distributors compare?

Manning & Napier Investor Services, Inc. (the “Distributor”) is the distributor and principal underwriter for shares of both the Surviving Series and the Acquired Series. The Distributor is located at 290 Woodcliff Drive, Fairport, NY 14450. The Distributor is a member of the Financial Industry Regulatory Authority, Inc.

How do the Series’ other service providers compare?

The Series’ other service providers are the same. The following table identifies the other principal service providers of the Series:

Accounting Services/Administrator	Manning & Napier Advisors, LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	The Bank of New York Mellon
Auditor	PricewaterhouseCoopers LLP

How do the Series’ dividend and distribution policies compare?

Each Series generally pays dividends twice a year, in June and December, and makes distributions of its net capital gains, if any, once a year, typically in December.

For more information on these policies, please see the Prospectuses.

How do the Series’ fundamental and non-fundamental investment policies compare?

The Series’ fundamental investment policies are the same and non-fundamental investment policies are substantially similar. The Surviving Series’, however, have additional non-fundamental policies with respect to purchasing securities on margin and investing in securities of other investment companies and warrants as described below. Such additional policies do not materially impact the operations of the Surviving Series and can be changed at any time by the Board.

The fundamental policies of the Underlying Funds and the Surviving Series are substantially the same, except that the Surviving Series’ fundamental policies on making loans and purchasing and selling commodities and real estate are more restrictive than the corresponding fundamental policies of the Underlying Funds. Notwithstanding these differences, neither the Underlying Funds nor the Surviving Series make loans or purchase or sell commodities or real estate as part of their principal investment strategies.

Non-fundamental policies may be changed without shareholder approval.

 Non-Fundamental Policies

	Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (Acquired Series)	Pro-Blend Maximum Term Series (Surviving Series)	Impact of Differences
Purchasing Securities on Margin	None	The Series may not purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.	The Surviving Series’ limitation on purchasing securities on margin does not materially impact the operations of the Surviving Series because purchasing securities on margin is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not purchase securities on margin as part of their principal investment strategies.
Investments in Securities of Other Investment Companies	None	Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.	None. Notwithstanding the fact that each Acquired Series has not adopted this same investment limitation, each Acquired Series (and each Underlying Fund) is in fact also permitted to investment in other investment companies only to the extent permitted by the 1940, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.
Investments in Warrants	None	The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants, which are not listed on the NYSE or the NYSE American.	The Surviving Series’ limitation on investments in warrants does not materially impact the operations of the Surviving Series because investments in warrants is not part of the principal investment strategies of the Surviving Series. Similarly, each Acquired Series and the Underlying Funds do not make investments in warrants as part of their principal investment strategies.

For more information on the Series’ fundamental and non-fundamental investment policies, please see the SAIs.

How do the rights of the Series’ shareholders compare?

The rights of the shareholders of the Acquired Series and the rights of the shareholders of the Surviving Series are the same.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Plan of Reorganization provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Series by the Surviving Series solely in exchange for corresponding shares of the Surviving Series; (b) the distribution of such shares to the shareholders of each Acquired Series; and (c) the liquidation and termination of the Acquired Series.

Each shareholder of Class K Shares, Class I Shares and Class R Shares of each Acquired Series will hold, immediately after the closing of the Reorganization, Class S Shares, Class I Shares and Class R Shares, respectively, of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of each Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the Acquired Series and the Surviving Series or by one party on certain grounds.

Expenses of the Reorganization

All direct expenses of the Reorganization will be paid by MNA.

Tax Considerations of the Reorganization and the Redemptions In Kind.

The Reorganization should qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor the applicable Acquired Series should recognize gain or loss as a direct result of the Reorganization of the Acquired Series, and that the aggregate tax basis of the Surviving Series shares that you receive in the Reorganization should equal the aggregate tax basis of the Acquired Series shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid fund-level taxes, each Acquired Series will declare and pay a distribution to its shareholders shortly before the applicable Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. Such distribution will include any income or capital gain an Acquired Series recognizes as of the redemption of the Underlying Fund shares held by the Acquired Series prior to the Reorganization. If you hold shares in an Acquired Series when it makes such a distribution, the distribution may change the amount, timing and character of taxable income that you realize in respect of your Acquired Series shares as compared to the amount, timing and character of income you would have realized had the applicable Reorganization not occurred. Furthermore, as described in greater detail below, to the extent an Acquired Series redeems its interest in an Underlying Fund and no Acquired Series owns 80% or more of such Underlying Fund, the corresponding liquidation of such Underlying Fund will cause the Underlying Fund's capital losses that are not used prior to such liquidation to be permanently lost.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)       The acquisition by the Surviving Series of all of the assets of the Acquired Series, as provided for in the Plan of Reorganization, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)       No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of all of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Plan of Reorganization) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)      The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)     No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)    The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series Shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

In addition, in connection with the redemption of shares of the Underlying Fund(s) by an Acquired Series, the Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption in-kind will be treated as capital gain or loss, and will be long-term capital gain or loss if the shares of an Underlying Fund held by each Acquired Series have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less. The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for the shares of an Underlying Fund held by the Acquired Series and each Acquired Series’ basis in such shares. As of [DATE], the Target 2045 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share], the Target 2050 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share], the Target 2055 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share] and the Target 2060 Series is expected to realize [gains/losses] in the amount of [$XX and $XX per share].

In addition, immediately prior to the Closing Date, each Acquired Series will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Series shareholders all of the Acquired Series’ investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date, which will include such items of income and gain with respect to the realignment of each Underlying Fund’s portfolio and the redemption-in kind transactions with respect to each Underlying Fund. Any such distribution generally will be taxable to Acquired Series shareholders. As of [DATE], the estimated tax impact of such distributions are expected to be [$XX and $XX per share] for the Target 2045 Series, [$XX and $XX per share] for the Target 2050 Series, [$XX and $XX per share] for the Target 2055 Series and [$XX and $XX per share] for the Target 2060 Series.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series should move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series had net long-term capital loss carryforwards of $0, $586,436, $0, and $224,104, respectively. These carryforwards may be fully utilized or materially increased due to the recognition of additional gains or losses by an Acquired Series from October 31, 2019 through the Reorganization. In particular, prior to the Reorganization each Acquired Series is expected to recognize material gains or losses upon the redemption of the Underlying Fund shares held by each such Acquired Series. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series. In addition, each Acquired Series is expected to have a fair-market-value basis in the securities received from an Underlying Fund and such basis is expected to carry over to the Surviving Series in the Reorganization. The volatility in the market, however, may cause the value of such securities to vary significantly during the short period subsequent to the in-kind redemption from the Underlying Funds and prior to the Reorganization, causing the Acquired Series to have a net-unrealized built-in gain or loss in such securities that will carry over to the Surviving Series. To the extent the Surviving Series sells such securities, the Surviving Series would be expected to recognize the unrealized built-in gain or loss, which may impact the amount of losses that can be utilized in a tax year.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

Capitalization

The following table shows the capitalization of the Class K Shares, Class I Shares and Class R Shares of each Acquired Series as of April 30, 2020 and of the Class S Shares, Class I Shares and Class R Shares of the Surviving Series on a pro forma combined basis (unaudited) as of April 30, 2020, giving effect to the Reorganization. The capitalization table assumes all Reorganizations are approved and completed. The following is an example of the number of Surviving Series Shares that would be exchanged for Acquired Series Shares if the Reorganization was consummated on April 30, 2020, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

The capitalizations of each Acquired Series Shares and the Surviving Series Shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Series Capitalization as of April 30, 2020	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Series
Target 2045 Series – Class I Shares	$ 1,138,831	83,545	$ 13.63
Target 2045 Series – Class K Shares	$ 13,725,592	1,012,520	$ 13.56
Target 2045 Series – Class R Shares	$ 13,150,919	980,330	$ 13.41
Subtotal	$ 28,015,342
Target 2050 Series – Class I Shares	$ 1,892,758	176,691	$ 10.71
Target 2050 Series – Class K Shares	$ 19,380,961	1,830,417	$ 10.59
Target 2050 Series – Class R Shares	$ 10,336,158	992,894	$ 10.41
Subtotal	$ 31,609,877
Target 2055 Series – Class I Shares	$ 623,721	46,641	$ 13.37
Target 2055 Series – Class K Shares	$ 7,021,326	531,542	$ 13.21
Target 2055 Series – Class R Shares	$ 6,609,340	508,387	$ 13.00
Subtotal	$ 14,254,387
Target 2060 Series – Class I Shares	$ 343,252	28,451	$ 12.06
Target 2060 Series – Class K Shares	$ 6,233,795	517,391	$ 12.05
Target 2060 Series – Class R Shares	$ 7,836,393	654,541	$ 11.97
Subtotal	$ 14,413,440
Surviving Series
Pro-Blend Maximum Term Series – Class I Shares	$ 60,757,775	7,317,049	$ 8.30
Pro-Blend Maximum Term Series – Class S Shares	$ 216,689,997	10,800,079	$ 20.06
Pro-Blend Maximum Term Series – Class R Shares	$ 15,763,854	1,377,710	$ 11.44
Pro-Blend Maximum Term Series – Class L Shares	$ 48,822,973	5,463,128	$ 8.94
Pro-Blend Maximum Term Series – Class W Shares	$ 544,236	26,988	$ 20.17
Subtotal	$ 342,578,834
Surviving Series - Pro Forma
Pro-Blend Maximum Term Series – Class I Shares	$ 64,756,337	7,798,803	$ 8.30
Pro-Blend Maximum Term Series – Class S Shares	$ 263,051,671	13,111,229	$ 20.06
Pro-Blend Maximum Term Series – Class R Shares	$ 53,696,663	4,693,515	$ 11.44
Pro-Blend Maximum Term Series – Class L Shares	$ 48,822,973	5,463,128	$ 8.94
Pro-Blend Maximum Term Series – Class W Shares	$ 544,236	26,988	$ 20.17
Total	$ 430,871,879

What is the Board’s recommendation?

At meetings held on February 13, 2020 and April 22, 2020 (collectively, the “Board Meeting”), after consideration of such factors and information it considered relevant (see below), the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Board is therefore recommending that each Acquired Series’ shareholders vote FOR the Plan of Reorganization.

What factors did the Board consider?

At the Board Meeting, the Board met with representatives of MNA to discuss the Reorganization. MNA advised the Board that the Reorganization is being proposed because each Acquired Series is no longer an economically viable investment solution for shareholders and that a merger into the Surviving Series, a similarly positioned series of the Fund, would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series. MNA also advised the Board that the proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds and the larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. MNA presented information to the Board that compared each Acquired Series’ performance, fees and expenses, investment objectives, strategies and risks and portfolio holdings to those of the Surviving Series. MNA also presented information to the Board regarding the terms and conditions of the Plan of Reorganization, the expected tax consequences of the Reorganization and the costs to be incurred by the Series in connection with the Reorganization.

In considering the proposed Reorganization, the Board took into account a number of factors, including, but not limited to:

1.	The Target 2050 Series, Target 2055 Series, and Target 2060 Series invest all of their assets in an Underlying Fund, the Blended Asset Maximum Series, that has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of each of the Target 2050 Series, Target 2055 Series, and Target 2060 Series currently indirectly invest in substantially the same types of investments that the Surviving Series currently directly invests. In fact, the portfolio holdings of the Surviving Series and the Blended Asset Maximum Series have historically been very similar and differ only with respect to position sizes.

2.	The Target 2045 Series invests all of its assets in Underlying Funds, investing approximately 75% of its assets in the Blended Asset Maximum Series. The Blended Asset Maximum Series has principal investment strategies and principal risks that are substantially the same as the Surviving Series. This means that, shareholders of the Target 2045 Series currently indirectly invest in substantially similar types of investments that the Surviving Series currently directly invests. The Target 2045 Series also has an approximate 25% investment in the Blended Asset Extended Series, which has principal investment strategies and principal risks that are similar to the Surviving Series, but the Blended Asset Extended Series has a lower emphasis on equity securities over fixed income securities as compared to the Surviving Series.

3.	The Series’ portfolio management teams are substantially similar. Christian A. Andreach, Ebrahim Busheri, and Marc Tommasi are jointly and primarily responsible for the day-to-day management of each Acquired Series and the Surviving Series, and the portfolio managers are expected to continue to manage the Surviving Series following the Reorganization. The Surviving Series has one additional portfolio manager, Marc Bushallow. The Underlying Funds have the same portfolio management team as the Surviving Series.

4.	Assuming all Acquired Series shareholders approve the Reorganization, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of each share class of the Surviving Series are expected to be lower than those of each corresponding share class of each Acquired Series.

5.	Assuming all Acquired Series’ shareholders approve the Reorganization, the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series are expected to be between 0.09% - 0.10% higher than those of each corresponding share class of each Acquired Series because MNA is greatly subsidizing the fees and expenses of each share class of the Acquired Series through its contractual expense limitation agreement with each Acquired Series.

6.	Following the Reorganization, shareholders will pay an investment advisory fee directly to the Surviving Series as opposed to the current arrangement where each Acquired Series does not charge an investment advisory fee to its shareholders, as shareholders of the Acquired Series indirectly pay the investment advisory fees charged to the Acquired Series by each Underlying Fund.

7.	Due to changes in the Acquired Series’ shareholder base, the relatively small asset base of each Acquired Series, and limited potential for future growth for each Acquired Series, MNA no longer believes that each Acquired Series is an economically viable stand alone investment solution for shareholders and that a merger into the Surviving Series would be less disruptive to the Acquired Series shareholders than a full liquidation of the Acquired Series due to the similarities of each Series’ investment objective, strategies and risks.

8.	The Board’s determination in connection with the 2019 annual renewal of the Surviving Series’ investment advisory agreement that the total annual fund operating expenses (after fee reductions and/or expense reimbursements) for each class of the Surviving Series were reasonable based on the Board’s review of a comparison and ranking (on both a mean and median basis) of such fees against a peer universe that included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database.

9.	The fee payable pursuant to the Surviving Series’ 12b-1 Plan is the same as the fee payable pursuant to each Acquired Series’ 12b-1 Plan.

10.	The Reorganization will combine five smaller funds into one larger fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

11.	The Reorganization should qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and, therefore, shareholders generally should not recognize gain or loss for federal income tax purposes on the exchange of Acquired Series Shares for Surviving Series Shares.

12.	The expected tax consequences of each Acquired Series’ redemption in-kind from the Underlying Funds and that a majority of each Acquired Series’ shareholders hold their shares in a tax-advantaged account.

13.	Shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from each Acquired Series at any time before the Reorganization.

14.	MNA will bear all the costs of the Reorganization, other than brokerage or similar costs or transfer taxes incurred on purchases and sales of portfolio securities in connection with the Reorganization and other tax costs, if any, of the sale of portfolio securities of each Acquired Series or an Underlying Fund.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Board, when considering the totality of the information presented at the Board Meeting and prior Board meetings, the Board, including a majority of its Independent Directors, determined that the Reorganization would be in the best interests of each Acquired Series and its shareholders, and that the interests of the shareholders of each Acquired Series would not be diluted as a result of the Reorganization.

The Board, including a majority of its Independent Directors, also determined that the Reorganization would be in the best interests of the Surviving Series and its shareholders, and that the interests of the shareholders of the Surviving Series would not be diluted as a result of the Reorganization.

What is the required vote?

With respect to each Acquired Series, approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

Shareholders of each Acquired Series will vote separately on the Proposal, and the Proposal will take effect with respect to an Acquired Series only if that Acquired Series’ shareholders approve the Proposal. The approval or closing of the Reorganization of one Acquired Series is not conditioned on the approval or closing of the Reorganization of the other Acquired Series.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Board, in consultation with the Advisor, will determine what additional action, if any, should be taken, including consideration of the liquidation of each Acquired Series.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

Each Acquired Series has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $25,000. Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. MNA will pay the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-866-618-9320. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of MNA or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

What happens to my proxy once I submit it?

The Board has named Elizabeth Craig and Scott Morabito or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Series Shares as directed by shareholders.

Can I revoke my proxy after I submit it?

You may revoke a proxy at any time prior to its use by submitting a written notice of revocation (addressed to the Fund, 290 Woodcliff Drive, Fairport, New York 14450 Attention: Secretary) or a subsequent written, telephonic or electronic vote. In addition, you may attend the Special Meeting and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of each Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. One-third of the outstanding Acquired Series Shares for each Acquired Series, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting for that Acquired Series.

Adjournments

With respect to each Acquired Series, if a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of each Acquired Series were outstanding and entitled to vote:

Target 2045 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2050 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2055 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Target 2060 Series

Class	Shares Outstanding
Class K	[xx]
Class R	[xx]
Class I	[xx]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding Acquired Series Shares of each Acquired Series. Persons who beneficially own more than 25% of an Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling a Series may have a significant impact on any shareholder vote of the Series.

[As of the Record Date, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Acquired Series Shares of each Acquired Series.]

Does the Advisor have voting authority for any of the Acquired Series Shares?

The Advisor has made seed investments in each Acquired Series and, as a result, the Advisor has the authority to vote shares relating to these seed investments in the Acquired Series.

[As of the Record Date, the Advisor possesses voting authority for approximately 2% of the outstanding shares of the Target 2060 Series and less than 1% of the outstanding shares for the Target 2045 Series, Target 2050 Series and Target 2055 Series.]

Do dissenting shareholders have rights of appraisal?

If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written proposals to the Secretary of the Fund at the following address: 290 Woodcliff Drive, Fairport, New York 14450. Proposals must be received at a reasonable time prior to the date of a shareholder meeting to be considered for inclusion in the materials for the meeting; however, timely submission of a proposal does not necessarily mean that such proposal will be included in the associated proxy statement.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

By order of the Board of Directors,

Paul J. Battaglia
President and Director
Manning & Napier Fund, Inc.

APPENDIX A: SURVIVING SERIES FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Surviving Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions).  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	FOR THE YEAR ENDED
Class I	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.22	$11.60	$10.19	$10.09	$12.51
Income (loss) from investment operations:
Net investment income[1]	0.09	0.07	0.08	0.04	0.08
Net realized and unrealized gain (loss) on investments	1.03	0.22	1.78	0.32	(0.33)
Total from investment operations	1.12	0.29	1.86	0.36	(0.25)
Less distributions to shareholders:
From net investment income	(0.13)	(0.11)	(0.08)	(0.07)	(0.11)
From net realized gain on investments	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.90)	(1.67)	(0.45)	(0.26)	(2.17)
Net asset value - End of period	$9.44	$10.22	$11.60	$10.19	$10.09
Net assets - End of period (000’s omitted)	$79,352	$94,093	$114,391	$301,846	$390,931
Total return[2]	14.44%	2.44%	18.97%	3.69%	(1.82%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.85%	0.83%	0.83%
Net investment income	0.94%	0.60%	0.72%	0.40%	0.71%
Portfolio turnover	73%	63%	85%	49%	59%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.05%	0.03%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

	FOR THE YEAR ENDED
Class S	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.59	$21.71	$18.71	$18.30	$20.86
Income (loss) from investment operations:
Net investment income[1]	0.14	0.08	0.09	0.03	0.09
Net realized and unrealized gain (loss) on investments	2.44	0.42	3.32	0.59	(0.54)
Total from investment operations	2.58	0.50	3.41	0.62	(0.45)
Less distributions to shareholders:
From net investment income	(0.08)	(0.06)	(0.04)	(0.02)	(0.05)
From net realized gain on investments	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.85)	(1.62)	(0.41)	(0.21)	(2.11)
Net asset value - End of period	$21.32	$20.59	$21.71	$18.71	$18.30
Net assets - End of period (000’s omitted)	$229,540	$248,691	$306,055	$367,227	$503,378
Total return[2]	14.19%	2.24%	18.60%	3.45%	(2.03%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	1.10%	1.10%	1.08%	1.08%
Net investment income	0.70%	0.35%	0.45%	0.15%	0.45%
Portfolio turnover	73%	63%	85%	49%	59%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.01%	0.03%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

	FOR THE YEAR ENDED
Class R	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.98	$14.28	$12.48	$12.28	$14.73
Income (loss) from investment operations:
Net investment income[1]	0.06	0.01	0.03	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	1.40	0.29	2.17	0.40	(0.38)
Total from investment operations	1.46	0.30	2.20	0.39	(0.35)
Less distributions to shareholders:
From net investment income	(0.06)	(0.04)	(0.03)	(0.00)[2]	(0.04)
From net realized gain on investments	(1.77)	(1.56)	(0.37)	(0.19)	(2.06)
Total distributions to shareholders	(1.83)	(1.60)	(0.40)	(0.19)	(2.10)
Net asset value - End of period	$12.61	$12.98	$14.28	$12.48	$12.28
Net assets - End of period (000’s omitted)	$13,767	$13,841	$17,404	$22,153	$31,517
Total return[3]	13.84%	1.99%	18.21%	3.26%	(2.28%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.34%	1.35%	1.35%	1.33%	1.33%
Net investment income	0.46%	0.11%	0.22%	(0.10%)	0.20%
Portfolio turnover	73%	63%	85%	49%	59%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:	0.01%	0.03%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain years.

APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2020, by and between Manning & Napier Fund, Inc., a Maryland corporation (the “Fund”), severally and not jointly on behalf of each series of the Fund identified in Schedule A as an Acquired Series (the “Acquired Series”), and the Fund, severally and not jointly on behalf of each series of the Fund identified in Schedule A as a Surviving Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b) of the Agreement. Except for the Acquired Series and the Surviving Series, no other series of the Fund are parties to this Agreement. The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund;

WHEREAS, each Acquired Series is a “fund of funds” and invests substantially all of its assets in one or more of the Blended Asset series of the Fund (each, an “Underlying Fund” and collectively, the “Underlying Funds”) and, through its investments in one or more Underlying Funds, each Acquired Series indirectly owns securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend for United States federal income tax purposes (i) that each Reorganization (defined below) constitutes a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (“Code”) and the Treasury Regulations thereunder, and (ii) for this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulations Section 1.368-2(g); and

WHEREAS, the Directors of the Fund, including a majority of Directors who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Series to its corresponding Surviving Series (as set forth in Schedule A), and the assumption of all of the liabilities of each Acquired Series by its corresponding Surviving Series, solely in exchange for shares of beneficial interest of such Surviving Series (“Surviving Series Shares”) of equal value to the net assets of such Acquired Series (determined as of the Valuation Time (as defined in Section 4 of this Agreement)) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of the shares of beneficial interest of such Acquired Series (“Acquired Series Shares”) in complete liquidation and termination of the Acquired Series, all on the terms and conditions hereinafter set forth (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”). The parties hereto hereby covenant and agree as follows:

1.            Plan of Reorganization.

(a)          If an Acquired Series’ shareholders approve the Reorganization, the Acquired Series will redeem its investments from its Underlying Fund(s) prior to the Closing Date and the Underlying Fund(s) will deliver the Acquired Series its pro-rata share of an Underlying Fund’s portfolio securities (in lieu of cash) as payment to the Acquired Series for its redemption pursuant to a plan of liquidation adopted by the Fund’s Board on behalf of each Underlying Fund. To facilitate an Acquired Series redemption in-kind and ultimate transfer of these portfolio securities to its corresponding Surviving Series in connection with the Reorganization, an Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series. After the redemption in-kind by an Acquired Series, the Acquired Series will directly hold a portfolio of cash and securities that generally are assets of the character in which its corresponding Surviving Series is permitted to invest.

DRAFT

(b)          At the Closing Date, each Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 4 of this Agreement), to its corresponding Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares of each class (both full and fractional) equivalent in value to the Acquired Series Shares of the corresponding class (as set forth in Schedule B) outstanding immediately prior to the Closing Date. Shareholders of record of each class of Acquired Series Shares at the Closing Date shall be credited with full and fractional Surviving Series Shares of the corresponding class. The assets and liabilities of each Acquired Series shall be exclusively assigned to and assumed by its corresponding Surviving Series. All debts, liabilities, obligations and duties of each Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the corresponding Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.

(c)          It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

2.            Transfer of Assets. With respect to each Reorganization:

(a)          The assets of each Acquired Series to be acquired by its corresponding Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the “Statement of Assets and Liabilities”), as well as any claims or rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b)          A Surviving Series will, within a reasonable time prior to the Closing Date, furnish its corresponding Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions. Each Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish its corresponding Surviving Series with a list of its portfolio securities and other investments. In the event that an Acquired Series holds any investments that its corresponding Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date. In addition, if it is determined that an Acquired Series and its corresponding Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by an Acquired Series with respect to the opinion described below).

DRAFT

(c)          An Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to its corresponding Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of its corresponding Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories. The cash to be transferred by an Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)          Each Acquired Series shall direct BNY Mellon Investment Servicing (US) Inc., in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. Each Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares of each class to be credited at the Closing Date to the Secretary of its corresponding Acquired Series, or provide evidence that the Surviving Series Shares have been credited to such Acquired Series’ account on the books of the Surviving Series. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.            Valuation. With respect to each Reorganization:

(a)          The value of the assets of each Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time. The net asset value of the assets of each Acquired Series to be transferred to its corresponding Surviving Series shall be computed by the Surviving Series. In determining the value of the securities transferred by each Acquired Series to its corresponding Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933, as amended (the “1933 Act”). For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Surviving Series. The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)          The net asset value per share for a class of each Surviving Series shall be the net asset value per share of the class computed as of the time at which the Surviving Series’ net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures referred to in Section 3(a).

(c)          The number of full and fractional Surviving Series Shares of each class to be issued in exchange for the corresponding Acquired Series’ assets pursuant to Section 1(b) shall be determined by dividing the value of the assets of the corresponding class of the Acquired Series, determined in accordance with Section 3(a), by the net asset value per share for the class of the Surviving Series on the Valuation Date, determined in accordance with Section 3(b).

4.            Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on [XX], 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of an Acquired Series or its corresponding Surviving Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

DRAFT

5.             Liquidation of each Acquired Series and Cancellation of Shares. At the Closing Date, each Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by such Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares of the corresponding class and in complete liquidation of the Acquired Series. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of each Surviving Series in the name of each shareholder of the corresponding Acquired Series that represents the respective number of Surviving Series Shares of each class due such shareholder. All of the issued and outstanding shares of each Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares of the corresponding class. The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of each Acquired Series, including the distribution required by Section 8(f).

6.             Representations and Warranties of the Surviving Series. Each Surviving Series represents and warrants to its corresponding Acquired Series as follows:

(a)          The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)          The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Surviving Series under the 1933 Act, are in full force and effect.

(c)          The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series. The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series. The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d)          The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and subject to the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)          The audited financial statements of the Surviving Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

DRAFT

(f)          Since October 31, 2019, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g)          The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)          Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement. The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)          Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j)          As of the Closing Date, all Tax Returns of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Surviving Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(k)          For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)          The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

DRAFT

7.             Representations and Warranties of the Acquired Series. Each Acquired Series represents and warrants to its corresponding Surviving Series as follows:

(a)          The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)          The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquired Series under the 1933 Act, are in full force and effect.

(c)          Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series. The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d)          The audited financial statements of the Acquired Series for the fiscal year ended October 31, 2019 were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)          Since October 31, 2019, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f)          The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1(a). Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g)          The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and subject to the approval of the shareholders of the Acquired Series and the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

DRAFT

(h)          The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)           Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement. The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)           Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k)          As of the Closing Date, all Tax Returns of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, all Taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, to the best of the Acquired Series’ knowledge, no such Tax Return is currently under audit by the Internal Revenue Service or any state or local tax authority, no assessment has been asserted with respect to any of such Tax Returns.

(l)           For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquired Series currently qualifies, and shall continue to qualify for the period beginning on the first day of its current taxable year and ending on the Closing Date, as a regulated investment company under the Code.

(m)         The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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8.            Covenants of the Surviving Series and the Acquired Series. With respect to each Reorganization:

(a)          The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)          Each Acquired Series will call a meeting of the shareholders to be held prior to the Closing Date to consider and act upon the Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transaction contemplated hereby (the “Shareholders’ Meeting”).

(c)          Each Acquired Series will assist its corresponding Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series Shares.

(d)          Subject to the provisions of this Agreement, the Surviving Series and each Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(e)          As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Series shall furnish its corresponding Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(f)          On or before the Closing Date, each Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Series will not have any unpaid tax liability under Section 852 of the Code.

9.            Conditions Precedent to Obligations of the Surviving Series. The obligations of each Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)          All representations and warranties of each corresponding Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of each corresponding Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)          The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i)       Each corresponding Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)       The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

DRAFT

(iii)       This Agreement has been duly authorized, executed and delivered by each corresponding Acquired Series and, subject to the approval of the shareholders of such Acquired Series and the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Acquired Series enforceable against such Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of each corresponding Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Acquired Series is a party or by which any properties belonging to such Acquired Series may be bound.

(v)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by each corresponding Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi)       To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to each corresponding Acquired Series or any of its properties or assets and each such Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)       Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each corresponding Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of each such Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)          Each Acquired Series shall have delivered to its corresponding Surviving Series at the Closing Date such Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of such Acquired Series as to the aggregate asset value of such Acquired Series’ portfolio securities.

(d)          On the Closing Date, each Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Acquired Series prior to or at the Closing Date and its corresponding Surviving Series shall have received a certificate from the President or Vice President of such Acquired Series, dated as of such date, certifying on behalf of such Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10.          Conditions Precedent to Obligations of an Acquired Series. The obligations of each Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)          All representations and warranties of the corresponding Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, each Acquired Series shall have received a certificate from the President or Vice President of its corresponding Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

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(b)          Each Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to such Acquired Series, covering the following points:

(i)       The corresponding Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)       The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)       This Agreement has been duly authorized, executed and delivered by the corresponding Surviving Series and, subject to the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of such Surviving Series enforceable against such Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)       The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the corresponding Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which such Surviving Series is a party or by which any properties belonging to such Surviving Series may be bound.

(v)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the corresponding Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of such Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi)       To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the corresponding Surviving Series or any of its properties or assets and such Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)       Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to each Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the corresponding Surviving Series has any statutory preemptive rights in respect thereof.

(viii)      The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

DRAFT

(c)          On the Closing Date, the corresponding Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by such Surviving Series prior to or at the Closing Date and each Acquired Series shall have received a certificate from the President or Vice President of such Surviving Series, dated as of such date, certifying on behalf of such Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

11.       Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series. With respect to each Reorganization, if any of the conditions set forth below do not exist on or before the Closing Date with respect to an Acquired Series or its corresponding Surviving Series, the other party shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)          The Fund’s Board of Directors, on behalf of each of the Acquired Series and the Surviving Series, shall have approved this Agreement.

(b)          This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(c)          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)          All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquired Series or its corresponding Surviving Series, provided that each Series may for itself waive any of such conditions.

(e)          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)          The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Fund on behalf of each Surviving Series and its corresponding Acquired Series substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(i)       The acquisition by each Surviving Series of all of the assets of its corresponding Acquired Series, as provided for in the Agreement, in exchange for such Surviving Series Shares (including fractional shares, if any) and the assumption by such Surviving Series of all of the liabilities of its corresponding Acquired Series, followed by the distribution by such Acquired Series to its shareholders of such Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and its corresponding Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss should be recognized by an Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by its corresponding Surviving Series in exchange solely for such Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of such Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

DRAFT

(iii)       No gain or loss should be recognized by a Surviving Series upon the receipt by it of all of the assets of its corresponding Acquired Series in exchange solely for the assumption of all of the liabilities of such corresponding Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss should be recognized by an Acquired Series upon the distribution of its corresponding Surviving Series Shares by such Acquired Series to shareholders of the Acquired Series in complete liquidation (in pursuance of the Agreement) of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the assets of an Acquired Series received by its corresponding Surviving Series should be the same as the tax basis of such assets in the hands of such Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)       The holding periods of the assets of an Acquired Series in the hands of its corresponding Surviving Series should include the periods during which such assets were held by such Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)       No gain or loss should be recognized by the shareholders of an Acquired Series upon the exchange of all of their Acquired Series Shares solely for its corresponding Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of such Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of the Surviving Series Shares received by a shareholder of the corresponding Acquired Series (including fractional shares to which they may be entitled) should include the holding period of such Acquired Series Shares exchanged therefor, provided that the shareholder held such Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Acquired Series and each Surviving Series will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither a Surviving Series nor its corresponding Acquired Series may waive the conditions set forth in this Section 11(f).

12.       Closing Date. With respect to each Reorganization, the exchange of an Acquired Series’ assets for Surviving Series Shares of its corresponding Surviving Series shall be effective immediately before the opening of business on [XX], 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

DRAFT

13.          Termination. With respect to each Reorganization:

(a)          This Agreement may be terminated by the mutual agreement of the Surviving Series and one or more of its corresponding Acquired Series. In addition, either the Surviving Series or one or more of its corresponding Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i)        because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)        because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)       by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of an Acquired Series’ or an Surviving Series’ shareholders.

(b)          In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers. In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14.           Amendment. With respect to each Reorganization, this Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to an Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15.           Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16.           Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series or Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	MNA: Sarah C. Turner Corporate Secretary Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, New York, 14450

17.          Fees and Expenses.

(a)          Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)          Except as otherwise provided for herein, all expenses that are solely and directly related to each Reorganization contemplated by this Agreement will be borne and paid by MNA. Such expenses include, without limitation, to the extent solely and directly related to a Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses; such fees and expenses include, without limitation, portfolio repositioning costs, such as brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the Reorganization. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Series or an Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any. In the event that this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

DRAFT

18.       Headings, Counterparts, Assignment, Limitation of Liability, Severability, Effect of Electronic Documents.

(a)          The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)          This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)          This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)          Each Surviving Series and its corresponding Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)          It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) the Acquired Series or the Surviving Series, as applicable, as provided in the Articles of Incorporation of the Fund and (ii) MNA. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(f)          Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

(g)          A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Acquired Series listed on Schedule A

By:
Name:
Title:

Manning & Napier Fund, Inc., severally and not
jointly on behalf of each Surviving Series listed on Schedule A

By:
Name:
Title:

Solely for purposes of Sections 13(b) and 17(b), Manning & Napier Advisors, LLC

By:
Name:
Title:

DRAFT

Schedule A

Acquired Series	Surviving Series
Target 2045 Series	Pro-Blend Maximum Term Series
Target 2050 Series	Pro-Blend Maximum Term Series
Target 2055 Series	Pro-Blend Maximum Term Series
Target 2060 Series	Pro-Blend Maximum Term Series

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Schedule B

Acquired Series	Surviving Series
Class I Shares	Class I Shares
Class R Shares	Class R Shares
Class K Shares	Class S Shares

APPENDIX C: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the outstanding Acquired Series Shares of each Acquired Series as of the Record Date:

Target 2045 Series – Class K Shares Record Owners

Name and Address	Percentage of Class

Target 2045 Series – Class R Shares Record Owners

Name and Address	Percentage of Class

Target 2045 Series – Class I Shares Record Owners

Name and Address	Percentage of Class

Target 2050 Series – Class I Shares Record Owners

Name and Address	Percentage of Class

Target 2050 Series – Class R Shares Record Owners

Name and Address	Percentage of Class

Target 2050 Series – Class S Shares Record Owners

Name and Address	Percentage of Class

Target 2055 Series – Class I Shares Record Owners

Name and Address	Percentage of Class

Target 2055 Series – Class R Shares Record Owners

Name and Address	Percentage of Class

Target 2055 Series – Class S Shares Record Owners

Name and Address	Percentage of Class

Target 2060 Series – Class I Shares Record Owners

Name and Address	Percentage of Class

Target 2060 Series – Class R Shares Record Owners

Name and Address	Percentage of Class

Target 2060 Series – Class S Shares Record Owners

Name and Address	Percentage of Class

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of each class of each Acquired Series upon consummation of the Reorganization. These tables assume that the value of the shareholder’s interest in a class of the Series on the date of the consummation of the reorganization is the same as on the Record Date.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
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	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17953-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the "Plan of Reorganization") between Manning & Napier Fund, Inc. (the "Fund"), on behalf of the Target 2045 Series (the "Acquired Series"), a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the "Surviving Series"), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the "Reorganization").	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17954-TBD

MANNING & NAPIER FUND, INC.
TARGET 2045 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2045 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17955-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the "Plan of Reorganization") between Manning & Napier Fund, Inc. (the "Fund"), on behalf of the Target 2050 (the "Acquired Series"), a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the "Surviving Series"), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the "Reorganization").	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17956-TBD

MANNING & NAPIER FUND, INC.
TARGET 2050 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2050 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17957-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2055 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17958-TBD

MANNING & NAPIER FUND, INC.
TARGET 2055 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2055 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

MANNING & NAPIER FUND, INC. 290 WOODCLIFF DRIVE FAIRPORT, NY 14450

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.
To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.
To vote at the Shareholder Meeting
	1)	Read the Proxy Statement.
	2)	To attend and vote at the meeting, please register at https://www. viewproxy.com/ManningNapier/targetseries/broadridgevsm/
	3)	Follow the instructions provided to attend and vote at the meeting.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D17959-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Manning & Napier Fund, Inc. (the “Fund”), on behalf of the Target 2060 Series (the “Acquired Series”), a series of the Fund, and the Fund, on behalf of the Pro-Blend Maximum Term Series (the “Surviving Series”), a separate series of the Fund, providing for the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for shares of beneficial interest of the Surviving Series of equal value to the net assets of the Acquired Series followed by the distribution of such Surviving Series shares to the holders of the shares of beneficial interest of the Acquired Series in complete liquidation and termination of the Acquired Series (the “Reorganization”).	☐	☐	☐

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

D17960-TBD

MANNING & NAPIER FUND, INC.
TARGET 2060 SERIES

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, revoking prior proxies, hereby appoints Elizabeth Craig and Scott Morabito as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Target 2060 Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held virtually https://www.viewproxy.com/ManningNapier/targetseries/broadridgevsm/ at 11:00 a.m. Eastern Time, August 28, 2020 or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Manning & Napier Fund, Inc.

Statement of Additional Information

June [XX], 2020

Target 2045 Series Target 2050 Series Target 2055 Series Target 2060 Series (Each, a series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Pro-Blend Maximum Term Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

      This Statement of Additional Information of Pro-Blend Maximum Term Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) is available to the shareholders of Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each, an “Acquired Series”), each a separate series of the Fund, in connection with a proposed transaction whereby all of the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series will be transferred to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively (the “Reorganization”). A special meeting of the shareholders of each Acquired Series will be held on August 28, 2020 so that the shareholders may consider the Reorganization.

      For ease of reference, the term “Reorganization” in this document collectively refers to each Acquired Series’ reorganization into the Surviving Series, although, as a legal matter, they are four separate reorganizations subject to the separate approval of each Acquired Series’ shareholders.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference into this Statement of Additional Information:

1.	The Statement of Additional Information dated March 1, 2020 for the Acquired Series and the Surviving Series (the “SAI”).

2.	Supplements dated April 15, 2020 and May 4, 2020 to the SAI.

3.

The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Acquired Series Annual Reports”). No other parts of the Acquired Series Annual Reports are incorporated herein by reference.

4.

The audited financial statements and related report of the independent public accounting firm for the Blended Asset Extended Series and Blended Asset Maximum Series (each, an “Underlying Fund” and, together, the “Underlying Funds”), included in the Underlying Funds Annual Reports to Shareholders for the fiscal year ended October 31, 2019 (the “Underlying Funds Annual Reports”). No other parts of the Underlying Funds Annual Reports are incorporated herein by reference.

1

5.

The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Surviving Series Annual Report”). No other parts of the Surviving Series Annual Report are incorporated herein by reference.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [June __2020] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

2

General Information	4

Additional Information about the Acquired Series and the Surviving Series	4

Financial Statements	4

Pro Forma Financial Information (Unaudited)	4

3

General Information

The Board of Directors of the Fund has unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which contemplates the transfer of all the assets and liabilities of the Class K Shares, Class R Shares and Class I Shares of each Acquired Series to the Surviving Series in exchange for Class S Shares, Class R Shares and Class I Shares of the Surviving Series, respectively.

After the transfer of all its assets and liabilities in exchange for shares of the Surviving Series, each Acquired Series will distribute such shares to its shareholders in liquidation of the Acquired Series. Each shareholder owning shares of the Acquired Series at the closing of the Reorganization will receive shares of the Surviving Series equal in aggregate value to his or her interest in the Acquired Series, and will receive any unpaid dividends or distributions on shares of the Acquired Series that were declared at or before the closing of the Reorganization.  The Surviving Series will establish an account for each former shareholder of the Acquired Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Series for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Series will be cancelled, and each Acquired Series will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Proxy Statement.

Additional Information about each Acquired Series and the Surviving Series

The Statements of Additional Information of the Acquired Series and the Surviving Series, each dated March 1, 2020 and as supplemented April 15, 2020 and May 4, 2020, are hereby incorporated herein by reference.

Financial Statements

Historical financial information regarding the Acquired Series and the Surviving Series is incorporated herein by reference as follows:

1.

the report of the independent public accounting firm and audited financial statements of the Acquired Series included in the Acquired Series Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Acquired Series Annual Reports are incorporated herein by reference;

2.

the report of the independent public accounting firm and audited financial statements of the Underlying Funds included in the Underlying Funds Annual Reports are hereby incorporated herein by reference to such Annual Reports. No other parts of the Underlying Funds Annual Reports are incorporated herein by reference; and

3.

the report of the independent public accounting firm and audited financial statements of the Surviving Series included in the Surviving Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Series Annual Report are incorporated herein by reference.

Pro Forma Financial Information (Unaudited)

Under the Agreement and Plan of Reorganization (the “Agreement”), the Target 2045 Series (Target 2045), Target 2050 Series (Target 2050), Target 2055 Series (Target 2055) and Target 2060 Series (Target 2060) (each an “Acquired Series”) are proposed to be reorganized into the Pro-Blend Maximum Term Series (Pro-Blend Maximum Term) (the “Surviving Series”) (the “Reorganization”). The Acquired Series and the Surviving Series are each a series of Manning & Napier Fund, Inc. (the “Fund”).

4

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Series and the Surviving Series for the twelve-month period ended October 31, 2019. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus/Information Statement and the historical financial statements of the Acquired Series and the Surviving Series, which are incorporated by reference in the Statement of Additional Information.

The Agreement’s primary purpose is to combine the assets of an Acquired Series with the Surviving Series in a belief that it will benefit shareholders of the respective Acquired Series who wish to maintain investments in a Series with a similar investment objective and similar investment strategy. The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The Surviving Series is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

As “fund of funds,” the Acquired Series invest substantially all of their assets in the Blended Asset Extended Series and the Blended Asset Maximum Series (each, an “Underlying Fund,” and together, the “Underlying Funds”).  Prior to the Reorganization, each of the Acquired Series will redeem in-kind their shares in the Underlying Funds.  To facilitate the redemption in-kind, each Underlying Fund will liquidate its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series.  Each Underlying Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred by it in connection with the proposed realignment of its portfolio in connection with the redemption in-kind.  Each Underlying Fund’s resulting portfolio (consisting of a mix of investments and cash) will be distributed in-kind pro-rata to each Acquired Series based on the amount of each Acquired Series’ investment in such Underlying Fund.  Each Acquired Series’ portfolio of investments and cash after the redemption in-kind will be substantially all (if not all) of the assets that will be transferred to the Surviving Series as part of the Reorganization.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2019, has been prepared to give effect to the proposed Reorganization pursuant to the Agreement as if the Reorganization had been completed and effective for the twelve-month period ended on October 31, 2019. The information as presented also assumes all proposed mergers will be approved by shareholders.

Basis of Pro Forma Financial Information

At the February 13 and April 22, 2020 meetings the Board of Directors of the Fund (the “Board”) approved the Agreement whereby each Acquired Series will transfer all of its assets and liabilities to the Surviving Series. Shareholders of each Acquired Series would receive shares of the Acquiring Series equivalent in value to the aggregate net asset value of their investment in such Acquired Series at the time of the Reorganization, and the Acquired Series then would be dissolved. The Reorganization is expected to close on or before September 26, 2020.

5

The Surviving Series shares to be issued to the Acquired Series shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the  Surviving Series receives from the Acquired Series shares, as determined pursuant to the terms of the Agreement. The Surviving Series shares to be delivered to the Acquired Series will be delivered at net asset value. All securities held by the Acquired Series at the time of the Reorganization will comply with the investment objectives, strategies, and restrictions of the Surviving Series. The Reorganization should qualify to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss should be recognized by the Acquired Series or their shareholders as a result of the Reorganization.

Under accounting principles generally accepted in the United States of America (U.S. GAAP), the cost of investment securities will be carried forward to the Surviving Series, and the results of operations of the Surviving Series for pre-organization periods will not be restated. The Surviving Series will be the accounting survivor for accounting purposes.

Capitalization Table

The following table sets forth the net assets, shares and net asset value per share of the Acquired Series and Surviving Series, and on a pro forma combined basis the successor Surviving Series, as of October 31, 2019, after giving effect to the Reorganization.

			Net Asset Value
Series Capitalization as of October 31, 2019	Net Assets	Shares Outstanding	Per Share
Acquired Series
Target 2045 Series – Class I Shares	$924,047	67,393	$13.71
Target 2045 Series – Class K Shares	$13,115,593	961,353	$13.64
Target 2045 Series – Class R Shares	$12,243,586	906,418	$13.51
Subtotal	$26,283,226
Target 2050 Series – Class I Shares	$2,497,130	230,126	$10.85
Target 2050 Series – Class K Shares	$19,766,637	1,841,882	$10.73
Target 2050 Series – Class R Shares	$9,917,109	939,536	$10.56
Subtotal	$32,180,876
Target 2055 Series – Class I Shares	$449,565	32,963	$13.64
Target 2055 Series – Class K Shares	$6,145,506	455,957	$13.48
Target 2055 Series – Class R Shares	$6,135,535	462,286	$13.27
Subtotal	$12,730,606
Target 2060 Series – Class I Shares	$286,735	23,444	$12.23
Target 2060 Series – Class K Shares	$5,975,139	489,151	$12.22
Target 2060 Series – Class R Shares	$6,973,583	574,439	$12.14
Subtotal	$13,235,457
Surviving Series
Pro-Blend Maximum Term Series – Class I Shares	$79,351,947	8,401,694	$9.44
Pro-Blend Maximum Term Series – Class S Shares	$229,539,759	10,768,188	$21.32
Pro-Blend Maximum Term Series – Class R Shares	$13,766,607	1,091,327	$12.61
Pro-Blend Maximum Term Series – Class L Shares	$54,414,878	5,398,948	$10.08
Pro-Blend Maximum Term Series – Class W Shares	$551,372	25,783	$21.39
Subtotal	$377,624,563
Surviving Series- Pro Forma
Pro-Blend Maximum Term Series – Class I Shares	$83,509,424	8,842,105	$9.44
Pro-Blend Maximum Term Series – Class S Shares	$274,542,634	12,879,017	$21.32
Pro-Blend Maximum Term Series – Class R Shares	$49,036,420	3,888,299	$12.61
Pro-Blend Maximum Term Series – Class L Shares	$54,414,878	5,398,948	$10.08
Pro-Blend Maximum Term Series – Class W Shares	$551,372	25,783	$21.39
Total	$462,054,728

Class I Shares, Class K Shares and Class R Shares of the Acquired Series will be exchanged for Class I Shares, Class S Shares and Class R Shares of the Surviving Series, respectively.

6

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Series as if the Reorganization had been completed and effective for the twelve-month period ended October 31, 2019 and with giving effect to the contractual expense changes that were effective March 1, 2019. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Series and Surviving Series, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Pro-Blend Maximum Term Series
Pro Forma Adjustments Table

Expense Category	Increase (Decrease) in Expenses
Management fees 1	$255,177
Distribution and services (Rule 12b-1) fees— S shares [2]	294,261
Distribution and services (Rule 12b-1) fees— K shares [2]	(96,033)
Shareholder services fees - S Shares [3]	(198,229)
Fund accounting and administration fees [4]	(142,400)
Chief Compliance Officer service fees [4]	(11,259)
Transfer Agent fees [4]	(30,000)
Registration and filing fees [4]	(142,000)
Audit fees [4]	(80,000)
Custodian [4]	(6,664)
Miscellaneous [4]	(21,489)
Expense Waiver and Reimbursement [5]	693,568
Total Adjustments	514,932
[1] Reflects M anagement Fee at annual rate of 0.60% of average daily net assets for Acquired Series and updated agreement for Surviving Series
[2] Reflects 12b-1 Fee at an annual rate of 0.25% of the average daily net assets for Acquired Series and updated agreement for Surviving Series
[3] Reflects an updated agreement for Surviving Series
[4] Reflects a reduction in costs as a result of the Reorganization
[5] Reflects the application of Surviving Series contractual expense limitation agreement

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

7

Accounting Survivor

After giving effect to the proposed Reorganization, the Surviving Series will be the accounting survivor. The Surviving Series will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Surviving Series as described in the Annual Report to Shareholders for the fiscal year ended October 31, 2019.

Federal Income Taxes

As discussed above, to facilitate the redemption in-kind, each Underlying Fund will sell its directly held foreign securities and any securities that cannot transfer in-kind to the Acquired Series.  These actions may result in the realization of capital gains by the Underlying Funds that, to the extent not offset by capital losses, would be distributed to the Acquired Series as shareholders of the Underlying Funds, and those distributions would be taxable to the Acquired Series.  In addition, the redemption of shares of each Underlying Fund by the Acquired Series may give rise to a gain or loss depending on the Acquired Series’ percentage ownership of the Underlying Fund. In general, if an Acquired Series owns less than 80% of the shares of the applicable Underlying Fund, such Acquired Series will recognize gain or loss upon the redemption in-kind. Any gain or loss realized upon such redemption of Underlying Fund shares will be treated as capital gain or loss, and will be long-term capital gain or loss if the Underlying Fund shares have been held for more than twelve months, and short-term capital gain or loss if the shares are held for twelve months or less.  The gain or loss will be equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for Underlying Fund shares and the Acquired Series’ basis in the Underlying Fund shares.

For any Acquired Series that owns 80% or more of the applicable Underlying Fund from the time that the Underlying Fund adopts a plan of liquidation until the final liquidating distribution from the Underlying Fund, such Acquired Series is not expected to recognize any gain or loss upon receiving liquidating distributions (including the securities received in the redemption in-kind) from the applicable Underlying Fund; however, such Acquired Series shall be required to treat as a dividend an amount equal to the dividends paid deduction allowable to the Underlying Fund by reason of making liquidating distributions in complete liquidation of such Underlying Fund. In addition, the Acquired Series’ aggregate tax basis and holding period of the securities received in the redemption in-kind is likely to be the same as the Underlying Fund’s basis and holding period in such securities.  For any Acquired Series shareholder that does not have an 80% ownership in such Underlying Fund, such Acquired Series shareholder will be treated as described in the prior paragraph.

  Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding the Adviser’s proposed alignment of the Underlying Funds to prepare for the redemption in-kind, each Underlying Fund is expected to realize approximately $10,137,000 or $1.0626 per share in capital gains in connection with the redemption in-kind.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor their shareholders, nor the Surviving Series nor its shareholders, should recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization.

8

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)         The acquisition by the Surviving Series of all of the assets of the Acquired Series, in exchange for Surviving Series Shares (including fractional shares, if any) and the assumption by the Surviving Series of all of the liabilities of the Acquired Series, followed by the distribution by the Acquired Series to its shareholders of the Surviving Series Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Acquired Series, should qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Series and the Surviving Series each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)         No gain or loss should be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series in exchange solely for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)        No gain or loss should be recognized by the Surviving Series upon the receipt by it of all of the assets of the Acquired Series in exchange solely for the assumption of the liabilities of the Acquired Series and issuance of the Surviving Series Shares pursuant to Section 1032(a) of the Code.

(iv)        No gain or loss should be recognized by the Acquired Series upon the distribution of Surviving Series Shares by the Acquired Series to shareholders of the Acquired Series in complete liquidation of the Acquired Series pursuant to Section 361(c)(1) of the Code.

(v)         The tax basis of the assets of the Acquired Series received by the Surviving Series should be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series on the transfer pursuant to Section 362(b) of the Code.

(vi)        The holding periods of the assets of the Acquired Series in the hands of the Surviving Series should include the periods during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)       No gain or loss should be recognized by the shareholders of the Acquired Series upon the exchange of all of their Acquired Series Shares solely for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Series Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)        The holding period of the Surviving Series Shares received by a shareholder of the Acquired Series (including fractional shares to which they may be entitled) should include the holding period of the Acquired Series shares exchanged therefor, provided that the shareholder held the Acquired Series Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

9

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series will move to the Surviving Series in the Reorganization. On October 31, 2019, the Surviving Series had no capital loss carryforwards. On October 31, 2019, the Acquired Series had net long-term capital loss carryforwards of $810,540. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Series may expire without being utilized. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series.

Reorganization Costs

The expenses of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Series all materials relating to the Reorganization, will be paid by MNA.

Security Valuation

The following information supplements and should be read in conjunction with the section in the Information Statement/Prospectus entitled “Determination of Net Asset Value (NAV)”.

The NAV per Share for each Series is computed by dividing the value of the net assets of the Series (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Series is determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Series NAV, the Series portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Series must use such security’s fair value as determined in good faith in accordance with the Series Valuation Procedures which are approved by the Board.

The value of each Series portfolio securities is based on such securities’ closing prices on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Each Series may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Series portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Series may fair value foreign equity portfolio securities each day the Series calculates its NAV. Accordingly, a Series NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Series portfolio securities may change on days when you will not be able to purchase or sell your Shares

10

Repositioning

The Underlying Funds are expected to reposition approximately 8% to 12% of their portfolios, and pay approximately $35,000 or $0.0031 per share in brokerage and other transaction costs in aggregate, in connection with the redemption in-kind, however, the actual brokerage and other transaction costs will vary depending upon market conditions, shareholder activity, the portfolio holdings of each Underlying Fund, and the specific securities sold and/or transferred to each Underlying Fund.

11

PART C

Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Berkley Regional Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of Incorporation	(1)(a)(1)	Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(2)	Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(3)	Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(4)	Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(5)	Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(6)	Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
	(1)(a)(7)	Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(9)	Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(10)	Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(11)	Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(12)	Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(13)	Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(14)	Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(15)	Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(16)	Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(17)	Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(18)	Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(19)	Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(21)	Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(22)	Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
(1)(a)(23)	Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
(1)(a)(24)	Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
(1)(a)(25)	Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(1)(a)(26)	Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
(1)(a)(27)	Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).
(1)(a)(28)	Articles of Amendment as filed with the State of Maryland on May 31, 2001 (incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(1)(a)(29)	Articles of Amendment as filed with the State of Maryland on June 14, 2002 (incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).
(1)(a)(30)	Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(1)(a)(31)	Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)	Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).
(1)(a)(33)	Articles Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).
(1)(a)(34)	Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).
(1)(a)(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 8, 2004 with Accession Number 0000751173-04-000041).
(1)(a)(36)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).
(1)(a)(37)	Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).
(1)(a)(38)	Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).
(1)(a)(39)	Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 3, 2007 with Accession Number 0001193125-07-257625).
(1)(a)(40)	Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 3, 2007 with Accession Number 0001193125-07-257625).
(1)(a)(41)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).
(1)(a)(42)	Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).
(1)(a)(43)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).
(1)(a)(44)	Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)	Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).
(1)(a)(46)	Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).
(1)(a)(47)	Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).
(1)(a)(48)	Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).
(1)(a)(49)	Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).
(1)(a)(50)	Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).
(1)(a)(51)	Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).
(1)(a)(52)	Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).
(1)(a)(53)	Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).
(1)(a)(54)	Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).
(1)(a)(55)	Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).
(1)(a)(56)	Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)	Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).
(1)(a)(58)	Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).
(1)(a)(59)	Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).
(1)(a)(60)	Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).
(1)(a)(61)	Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).
(1)(a)(62)	Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).
(1)(a)(63)	Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).
(1)(a)(64)	Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).
(1)(a)(65)	Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).
(1)(a)(66)	Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).
(1)(a)(67)	Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)	Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).
(1)(a)(69)	Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).
(1)(a)(70)	Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 000119325-15-203990).
(1)(a)(71)	Articles of Amendment to the charter as filed with the State of Maryland dated May 26, 2015 (incorporated by reference to Exhibit 99.a(71) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).
(1)(a)(72)	Articles Supplementary to the charter as filed with the State of Maryland dated July 10, 2015 (incorporated by reference to Exhibit 99.a(72) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).
(1)(a)(73)	Articles of Amendment to the charter as filed with the State of Maryland dated July 13, 2015 (incorporated by reference to Exhibit 99.a(73) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).
(1)(a)(74)	Articles of Amendment to the charter as filed with the State of Maryland dated December 18, 2015 (incorporated by reference to Exhibit 99.a(74) to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).
(1)(a)(75)	Articles of Amendment to the charter as filed with the State of Maryland dated February 3, 2017 as (incorporated by reference to Exhibit 99.a(75) to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).
(1)(a)(76)	Articles of Amendment to the Charter as filed with the State of Maryland dated June 6, 2016 (incorporated by reference to Exhibit 99.a(76) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).
(1)(a)(77)	Articles Supplementary to the Charter as filed with the State of Maryland dated April 11, 2017 (incorporated by reference to Exhibit 99.a(77) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).
(1)(a)(78)	Articles of Amendment to the Charter as filed with the State of Maryland dated April 12, 2017 (incorporated by reference to Exhibit 99.a(78) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(79)	Articles of Amendment to the Charter as filed with the State of Maryland dated June 19, 2017 (incorporated by reference to Exhibit 99.a(79) to Post Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on June 21, 2017 with Accession Number 0001193125-17-209147).
(1)(a)(80)	Articles of Amendment to the Charter as filed with the State of Maryland dated December 4, 2017 (incorporated by reference to Exhibit 99.a(80) to Post Effective Amendment No. 197 to the Registration Statement on Form N-1A filed on December 7, 2017 with Accession Number 0001193125-17-363530).
(1)(a)(81)	Articles of Amendment to the Charter as filed with the State of Maryland dated February 14, 2018 (incorporated by reference to Exhibit 99.a(81) to Post Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).
(1)(a)(82)	Articles of Amendment to the Charter as filed with the State of Maryland dated June 26, 2018 (incorporated by reference to Exhibit 99.a(82) to Post Effective Amendment No. 203 to the Registration Statement on Form N-1A filed on July 17, 2018 with Accession Number 0001193125-18-219598).
(1)(a)(83)	Articles Supplementary to the Charter as filed with the State of Maryland dated July 12, 2018 (incorporated by reference to Exhibit 99.a(83) to Post Effective Amendment No. 203 to the Registration Statement on Form N-1A filed on July 17, 2018 with Accession Number 0001193125-18-219598).
(1)(a)(84)	Articles of Amendment to the Charter as filed with the State of Maryland dated July 20, 2018 (incorporated by reference to Exhibit 99.a(84) to Post Effective Amendment No. 205 to the Registration Statement on Form N-1A filed on September 26, 2018 with Accession Number 0001193125-18-283857).
(1)(a)(85)	Articles Supplementary to the Charter as filed with the State of Maryland dated September 13, 2018 (incorporated by reference to Exhibit 99.a(85) to Post Effective Amendment No. 205 to the Registration Statement on Form N-1A filed on September 26, 2018 with Accession Number 0001193125-18-283857).
(1)(a)(86)	Articles of Amendment to the Charter as filed with the State of Maryland dated December 3, 2018 (incorporated by reference to Exhibit 99.a(86) to Post Effective Amendment No. 213 to the Registration Statement on Form N-1A filed on February 27, 2019 with Accession Number 0001193125-19-054181).
(1)(a)(87)	Articles of Amendment to the Charter as filed with the State of Maryland dated February 6, 2019 (incorporated by reference to Exhibit 99.a(87) to Post Effective Amendment No. 213 to the Registration Statement on Form N-1A filed on February 27, 2019 with Accession Number 0001193125-19-054181).
(1)(a)(88)	Articles of Amendment to the Charter as filed with the State of Maryland dated April 23, 2019 (incorporated by reference to Exhibit 99.a.(88) to Post Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).
(1)(a)(89)	Articles of Amendment to the Charter as filed with the State of Maryland dated June 10, 2019 (incorporated by reference to Exhibit 99.a.(89) to Post Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

	(1)(a)(90)	Articles of Amendment to the Charter as filed with the State of Maryland dated November 6, 2019 (incorporated by reference to Exhibit 99.a.(90) to Post Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).
	(1)(a)(91)	Articles of Amendment to the Charter as filed with the State of Maryland dated December 6, 2019 (incorporated by reference to Exhibit 99.a.(91) to Post Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

(2) By-Laws	(2)(a)(1)	Amended and Restated By-Laws dated May 5, 2020 is filed herewith.

(3) Voting Trust Agreement		Not Applicable.

(4) Reorganization Agreement	(4)(a)(1)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix B to each Proxy Statement/Prospectus included in this Registration Statement on Form N-14.

(5) Instruments Defining Rights of Security Holders	(5)(a)(1)	Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contract	(6)(a)(1)	Interim Investment Advisory Agreement dated May 11, 2020 is filed herewith.

Expense Limitation Agreements	(6)(b)(1)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated May 11, 2020 is filed herewith.

(7) Underwriting Contract	(7)(a)(1)	Amended and Restated Distribution Agreement dated May 11, 2020 is filed herewith.

Form of Dealer Agreement	(7)(b)(1)	Manning & Napier Fund, Inc. form of dealer agreement between Manning & Napier Investor Services, Inc. and financial intermediaries (incorporated by reference to Exhibit 99.e(2) to Post-Effective Amendment 201 to the Registration Statement on Form N-1A filed on April 26, 2018 with Accession Number 0001193125-18-134595).

(8) Bonus or Profit Sharing Contracts		Not Applicable.

(9) Custodian Agreement	(9)(a)(1)	Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post-Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

	(9)(a)(2)	Amendment to the Custody Agreement dated January 1, 2018 (incorporated by reference to Exhibit 99.g(1)a to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(10) Rule 18f-3 Plan	(10)(a)(1)	Amended and Restated Rule 18f-3 Plan dated May 23, 2019 and Amended and Restated Exhibit A dated November 20, 2019 (incorporated by reference to Exhibit 99.n(1) to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

Distribution and Shareholder Services Plan	(10)(b)(1)	Amended and Restated Distribution and Shareholder Services Plan dated November 20, 2019 (incorporated by reference to Exhibit 99.m(3) to Post-Effective Amendment No. 213 to the Registration Statement on Form N-1A filed on February 27, 2019 with Accession Number 0001193125-19-054181).
	(10)(b)(2)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated November 20, 2019 (incorporated by reference to Exhibit 99.m(3)a to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

(11) Legal Opinion	(11)(a)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12) Tax Opinion	(12)(a)(1)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.

(13) Master Services Agreement	(13)(a)(1)	Amended and Restated Master Services Agreement dated February 13, 2020 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1) to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

Transfer Agency and Shareholder Services Agreement	(13)(b)(1)	Transfer Agency and Shareholder Services Agreement between BNY Mellon Investment Servicing (US) Inc., Manning & Napier Fund, Inc. and Manning & Napier Advisors, LLC dated March 1, 2017 (incorporated by reference to Exhibit 99.h(2) to Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).
	(13)(b)(2)	Amendment No. 1 to the Transfer Agency and Shareholder Services Agreement dated March 10, 2017 (incorporated by reference to Exhibit 99.h(2)a to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).
	(13)(b)(3)	Amendment No. 2 to the Transfer Agency and Shareholder Services Agreement dated June 12, 2017 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).
	(13)(b)(4)	Amendment No. 3 to the Transfer Agency and Shareholder Services Agreement dated October 11, 2017 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).
	(13)(b)(5)	Amendment No. 4 to the Transfer Agency and Shareholder Services Agreement dated January 1, 2018 (incorporated by reference to Exhibit 99.h(2)d to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(14) Other Opinions and Consents	(14)(a)(1)	Consent of PricewaterhouseCoopers LLP is filed herewith.
	(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP is filed herewith.
(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney	(16)(a)(1)	Powers of Attorney dated April 22, 2020 for Stephen B. Ashley, Paul A. Brooke, Peter L. Faber, Harris H. Rusitzky, Russell O. Vernon, and Chester N. Watson are filed herewith.

(17) Code of Ethics	(17)(a)(1)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC, Manning & Napier Investor Services, Inc. and Rainier Investment Management, LLC dated February 4, 2020 (incorporated by reference to Exhibit 99.p(1) to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

Additional Materials	(17)(b)(1)	Prospectus and Statement of Additional Information dated March 1, 2020 for the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (incorporated by reference to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).
	(17)(b)(2)	Supplement dated April 15, 2020 to the Prospectus and Summary Prospectuses dated March 1, 2020 for the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (incorporated by reference to definitive materials filed on April 15, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-003886).
	(17)(b)(3)	Supplement dated April 15, 2020 to the Statement of Additional Information dated March 1, 2020 for the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (incorporated by reference to definitive materials filed on April 15, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-003884).
	(17)(b)(4)	Supplement dated May 4, 2020 to the Statement of Additional Information dated March 1, 2020 for the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (incorporated by reference to definitive materials filed on May 4, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-004365).
	(17)(b)(5)	Prospectus and Statement of Additional Information dated March 1, 2020 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and the Pro-Blend Maximum Term Series (incorporated by reference to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A filed on February 27, 2020 with Accession Number 0001193125-20-052712).

(17)(b)(6)	Supplement dated April 15, 2020 to the Prospectus and Summary Prospectuses dated March 1, 2020 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and the Pro-Blend Maximum Term Series (incorporated by reference to definitive materials filed on April 15, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-003888).
(17)(b)(7)	Supplement dated April 15, 2020 to the Statement of Additional Information dated March 1, 2020 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and the Pro-Blend Maximum Term Series (incorporated by reference to definitive materials filed on April 15, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-003884).
(17)(b)(8)	Supplement dated May 4, 2020 to the Statement of Additional Information dated March 1, 2020 for the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and the Pro-Blend Maximum Term Series (incorporated by reference to definitive materials filed on May 4, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001387131-20-004365).
(17)(b)(9)	The audited financial statements and related report of the independent registered public accounting firm included in the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to the Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on December 23, 2019 with Accession Number 0001193125-19-322627).
(17)(b)(10)	The audited financial statements and related report of the independent registered public accounting firm included in the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series and the Pro-Blend Maximum Term Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on December 23, 2019 with Accession Number 0001193125-19-322627).
(17)(b)(11)	The audited financial statements and related report of the independent registered public accounting firm included in the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2019, with respect to the Blended Asset Conservative Series, Blended Asset Moderate Term Series, Blended Asset Extended Term Series and the Blended Asset Maximum Term Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on December 23, 2019 with Accession Number 0001193125-19-322627).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Fairport and State of New York, on the 21st day of May, 2020.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ Paul J. Battaglia

Paul J. Battaglia
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Paul J. Battaglia Paul J. Battaglia	President, Principal Executive Officer, Director	May 21, 2020
_______*_____________ Stephen B. Ashley	Director	May 21, 2020
_______*_____________ Paul A. Brooke	Director	May 21, 2020
_______*_____________ Peter L. Faber	Director	May 21, 2020
_______*_____________ Harris H. Rusitzky	Director	May 21, 2020
_______*_____________ Russell O. Vernon	Director	May 21, 2020
_______*_____________ Chester N. Watson	Director	May 21, 2020
/s/ Troy Statczar Troy Statczar	Principal Financial Officer, Chief Financial Officer, Treasurer	May 21, 2020

* By:	/s/ Paul J. Battaglia
Paul J. Battaglia

Pursuant to powers of attorney dated April 22, 2020. See Exhibit (16)(a)(1) of this Registration Statement.

EXHIBIT INDEX

(2)(a)(1)	Amended and Restated By-Laws dated May 5, 2020.

(6)(a)(1)	Interim Investment Advisory Agreement dated May 11, 2020.

(6)(b)(1)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated May 11, 2020.

(7)(a)(1)	Amended and Restated Distribution Agreement dated May 11, 2020.

(11)(a)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant.

(12)(a)(1)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters.

(14)(a)(1)	Consent of PricewaterhouseCoopers LLP.

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP.

(16)(a)(1)	Powers of Attorney dated April 22, 2020 for Stephen B. Ashley, Paul A. Brooke, Peter L. Faber, Harris H. Rusitzky, Russell O. Vernon and. Chester N. Watson.